                                 ENDEAVOR/TM/
                                 SERIES TRUST

                       DREYFUS SMALL CAP VALUE PORTFOLIO

                 DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

                       ENDEAVOR ENHANCED INDEX PORTFOLIO

                     ENDEAVOR OPPORTUNITY VALUE PORTFOLIO

                        ENDEAVOR VALUE EQUITY PORTFOLIO

                      ENDEAVOR ASSET ALLOCATION PORTFOLIO

                        ENDEAVOR MONEY MARKET PORTFOLIO

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

                     T. ROWE PRICE GROWTH STOCK PORTFOLIO

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                         ENDEAVOR SELECT 50 PORTFOLIO

                         ENDEAVOR HIGH YIELD PORTFOLIO

                        ENDEAVOR JANUS GROWTH PORTFOLIO


                                 ANNUAL REPORT
                                 -------------
                               DECEMBER 31, 1999

                               SHAREHOLDER LETTER

Dear Shareholders:

Another amazing year has concluded in the financial markets and it is my pleasure to report to you the performance, commentary and holdings for the Endeavor Series Trust for the year ended December 31, 1999.

It was a year when most funds did either great or terrible, there was not much middle ground. Doing very well were the growth (particularly technology) and international funds. The bond funds and value funds, on the other hand, performed relatively dismally. The same proved true for the Endeavor Series Trust Portfolios listed below:

ENDEAVOR SERIES TRUST CALENDAR 1999 PERFORMANCE

The Endeavor Series Trust returns for 1999 were as follows:

Endeavor Select 50 Portfolio............... 47.84%
Endeavor Janus Growth Portfolio............ 36.48% (8 months, May 1 inception)
T. Rowe Price International Stock
 Portfolio................................. 32.35%
Dreyfus Small Cap Value Portfolio.......... 29.39%
Endeavor Asset Allocation Portfolio........ 26.39%
T. Rowe Price Growth Stock Portfolio....... 22.19%
S&P 500 Index.............................. 21.03%
Endeavor Enhanced Index Portfolio.......... 18.16%
Endeavor High Yield Portfolio..............  5.82%
Endeavor Opportunity Value Portfolio.......  4.79%
Endeavor Money Market Portfolio............  4.75%
T. Rowe Price Equity Income Portfolio......  3.47%
Dreyfus U.S. Government Securities
 Portfolio................................. -0.87%
Endeavor Value Equity Portfolio............ -3.06%

Let's review 1999 and try to make some sense of the various markets and shed some light on why they performed as they did.

1999 will be remembered as the unprecedented break out year for the NASDAQ market. The NASDAQ Composite Index was forcefully driven by a few hundred technology stocks to a stratospheric year-end return of 85.6%. More than half of that return came in a powerful rally during the last two months of the year. The 85.6% figure is the highest return for any U.S. stock market index in history.

We pointed out a year ago that it was unprecedented to have the S&P 500 broad market index return over 20% for four consecutive years. Well, now you can make that five consecutive years as the S&P 500 Index returned 21.0%. The Dow Jones Industrial Average ("DJIA") of 30 "blue chip" stocks returned 27.2% and the small company stocks also had a good year as the Russell 2000 Index returned 23.1%. It is not difficult to see that given the long-term historical average of stock market returns of 10-12%, the returns over the last five years demonstrate that we are experiencing a very special time in financial markets history.

INDEX                             1999                      3 YEAR*                     5 YEAR*
-----                             -----                     -------                     -------
NASDAQ Composite Index            85.6%                      46.6%                       40.2%
S&P 500 Stock Index               21.0%                      27.5%                       28.5%
DJIA                              27.2%                      23.3%                       27.0%
Russell 2000 Index                23.1%                      14.3%                       17.8%

* annualized

Certainly mergers, acquisitions and initial public offerings (IPOs) helped fuel the market returns for 1999. It was the year for telecommunications mergers with AT&T/MediaOne Group, MCI WorldCom/Sprint, Vodafone Group/Air Touch/Mannesmann taking the headlines. The IPO activity was considered a boom for those who participated and absolute insanity for those watching from the sidelines. The large deals were Goldman Sachs and UPS, but the big deal was the feeding frenzy coming from the dot-com offerings that appreciated to dizzying heights against the grain of any historical valuation measures.

It is not difficult at this juncture of our commentary to feel for the value managers. Not only was value out of favor, but the very need for its existence as a style was being questioned by some investors. The Price/Earnings ratios continued to climb, the IPOs did not even promise earnings and the M&A activity was growth buying more growth. All we can tell you is that what goes around, comes around--eventually.

The international markets came back strong in 1999. International and emerging market stocks had a very strong fourth quarter as overseas stock markets performed better in 1999 than any of the last six years.

The bond managers were in a difficult environment in 1999, as it was the second-worst year for bonds since 1973. It was a year in which worries about the strong economy, inflation, the Federal Reserve, and Y2K jitters got the best of bonds. The Federal Reserve raised interest rates three times and yields on Treasury bonds, which move in the opposite direction of their price, climbed from 5.1% at the beginning of 1999 to almost 6.5% at year-end.

In conclusion, the Endeavor Series Trust Portfolios' performances paralleled what happened in the market. They are all good Portfolios that will perform differently as market conditions and preferences change. Looking forward, history has taught us to expect the unexpected. We believe that we are in the midst of a technological revolution. The question is does technology have the power to redefine the underlying principles of an economy and the financial markets or is the innovation real, but the accompanying mania simply a "greater fools game". We believe we may see some of each. That is why you have our assurance to offer you an investment lineup that allows you to implement your investment objective, at the level of risk with which you are comfortable.

Thank you for your confidence through the Y2K transition. Many people worked very long and hard to insure that it was a "non-event". We look forward to serving you in the new millennium.

Sincerely,

/s/ Vincent (VJ) McGuinness, Jr.

Vincent (VJ) McGuinness, Jr.
President
Endeavor Series Trust

February 15, 2000

                       DREYFUS SMALL CAP VALUE PORTFOLIO

The smaller capitalization market ended another good year on a strong note. For the year, the Russell 2000 Small Stock Index (the "Russell 2000 Index") gained 23.1%. The growth sector, with its large technology component, dramatically outpaced the value side of the market. Indeed the Russell 2000 Growth Index was up 43.1% while the Russell 2000 Value Index was down 1.5%. While this performance divergence has been a persistent characteristic of the market for several years, it was even more so in 1999. On most measures (Price/Earnings, Price/Book, Price/Sales, Yield) the market is quite expensive in comparison to prior periods. There is some justification for higher values, however, namely low inflation and interest rates and steadily growing corporate profits. Nevertheless, the market tends to react quite violently to stocks that disappoint investor expectations. In contrast, stocks that beat expectations tend to materially outperform the market.

In this environment, the Dreyfus Small Cap Value Portfolio will seek capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $750 million. Our strategy is to find stocks that are cheap in spite of the market's strong gains. We compare company specific valuations to their historical ranges and their peer groups. While cheap stocks tend to offer less downside than the market as a whole, our primary focus is on those stocks where business is getting better and there is good potential for positive earnings surprises. We spend a great deal of time talking to the management of out-of-favor companies in order to identify positive turns in business trends before the improvements become widely known by Wall Street. As holdings appreciate to fair value, we sell them even if business conditions remain very favorable. Our dedication to the "value" style of investing is of paramount importance. Additionally, our analysis is done on a stock-by-stock basis. Our sector weightings result from detailed bottom-up analysis of individual securities. To help control risk, we limit investments in individual securities to 3% of the Portfolio. Sector weightings may not exceed 30% or 3 times the weight in the Russell 2000 Index. We are big proponents of running highly diversified portfolios. This focus on diversification is not only due to the market being fairly expensive, but also because smaller capitalization stocks tend to have greater than average business risk, and in some cases, financial risk. Our portfolios typically carry over 100 names. We believe that this strategy is particularly well suited to today's expensive market environment.

Despite the overall market valuation being expensive, we continue to find numerous ideas that meet our criteria. As a result, we are fully invested in equities. While cash levels may fluctuate from time to time, cash should not exceed 10% of the Portfolio. We offer no particular skills in "market timing" and have no intention to do so. While the markets may be expensive, there are plenty of cheap stocks, which is where we focus all of our efforts.
The Portfolio is highly diversified with 113 holdings at year-end. The median market capitalization is $716 million. The Portfolio exhibits attractive valuation characteristics as evidenced by its price/book ratio of 1.6 times, which compares favorably to the 2.4 times level for the Russell 2000 Index. The Portfolio's price/earnings ratio of 12.2 times 1999 estimates also demonstrates attractive value when contrasted to 19.3 times 1999 earnings per share for the Russell 2000 Index. The Portfolio yield of 0.7% is below the market's, at 1.2%, as our focus is on capital appreciation more so than yield.

Our sector focus has not changed significantly for the past several quarters. We continue to emphasize technology and energy stocks in the portfolio but, unlike recent quarters, these sectors underperformed their respective benchmarks for the fourth quarter. Energy prices fluctuated erratically as supply concerns, induced primarily by threats from producing countries to reduce output, continued to impact the market. Our portfolio of technology stocks had a positive return but lagged the index due to the strong advance of internet related companies which are clearly part of the growth investment spectrum.

We are also emphasizing the consumer sectors. The economy continues to grow at a healthy pace and inflation and unemployment remain low. The continued high level of consumer confidence should result in strong demand at the retail level.

Utilities and financial services remain underweight relative to the benchmark. These sectors should continue to have slow earnings growth and investor enthusiasm will likely be dampened by interest rate concerns.

While we are disappointed in the quarterly results, we are encouraged by the large number of attractively priced stocks we are finding currently. Our focus on undervalued stocks with improving business momentum should continue to produce strong results.

Peter I. Higgins, Portfolio Manager
The Dreyfus Corporation

                       DREYFUS SMALL CAP VALUE PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 invested in

                       Dreyfus Small Cap Value Portfolio

                                      vs.

               Russell 2000 Index and Lipper VA Small Cap Index+

                     May 4, 1993 through December 31, 1999

[Graph]
               Dreyfus Small         Russell 2000            Lipper VA
             Cap Value Portfolio*      Index*              Small Cap Index*

5/4/93            10,000              10,442.49                10,477.6
                  10,030              10,507.64                10,599.3
                  10,380              10,652.71               10,591.12
                  10,700              11,112.92               11,136.22
                  11,000              11,426.53               11,359.17
                  10,990              11,720.63               11,463.49
                  10,730              11,334.87               11,144.41

Dec. 1993         11,180              11,722.42               11,554.51
                  11,460              12,089.95               11,797,91
                  11,430              12,046.22               11,653.71
                  10,770              11,410.21               10,983.84
                  10,770              11,478.03               11,057.48
                  10,630              11,349.15                10,923.5
                  10,380              10,963.77               10,474.53
                  10,590               11,143.9               10,692.37
                  11,040              11,764.87               11,285.54
                  11,130              11,725.48               11,206.79
                  10,830               11,679.2               11,399.06
                  10,690              11,207.52               10,942.93

Dec. 1994         10,980              11,508.63               11,094.29
                  10,620              11,363.43               10,944.98
                  10,760              11,836.13                11,391.9
                  10,790              12,039.98               11,642.46
                  11,129              12,307.69               11,833.71
               11,354.45              12,519.31               12,084.27
               11,651.63              13,168.76                12,860.5
               12,041.05              13,927.31               13,741.05
               12,317.73              14,215.42               13,900.59
               12,379.22              14,469.29               14,212.52
               12,000.05              13,822.18               13,776.85
               12,153.77              14,402.91               14,235.02

Dec. 1995      12,522.69              14,782.92               14,335.24
               12,348.48              14,767.02               14,353.65
               12,625.16              15,227.31               14,893.64
               13,041.58              15,537.26               15,082.84
               13,516.71              16,368.05               15,863.16
                14,082.8              17,013.13               16,352.01
               13,622.29              16,314.53                15,824.3
               13,129.66              14,889.61               14,475.35
               13,707.97               15,754.1               15,304.77
               14,018.54              16,369.78               16,122.93
               14,157.76              16,117.51               15,637.15
                15,464.3              16,781.62               15,999.97

Dec. 1996      15,732.04              17,221.46               16,019.57
               16,503.11              17,565.55               16,383.45
               16,513.82              17,139.64               15,749.22
               16,042.61              16,330.89               14,875.21
               16,064.03              16,376.62               14,815.33
               17,574.04              18,198.52               16,500.87
               18,621.09              18,978.42                  17,292
               19,632.19              19,861.52               18,391.62
               20,113.66              20,315.98               18,578.05
               20,932.17              21,802.97               19,918.32
               19,945.15               20,845.2               18,995.33
               19,884.96              20,710.37               18,735.16

Dec. 1997      19,752.56              21,072.87                18,950.4
               19,463.67              20,739.91               18,596.65
               20,980.32              22,273.48               20,126.31
               22,015.49               23,192.1               21,134.54
                22,147.9              23,320.42                21,228.4
               21,304.11              22,064.46               20,052.44
               20,894.16              22,110.87                20,343.9
               19,104.01              20,320.91               18,920.36
               14,772.13              16,374.99               15,203.11
               15,100.09              17,656.47               16,132.74
               16,726.26              18,376.51               16,900.48
               18,325.09              19,339.29               17,935.72

Dec. 1998      19,322.65              20,536.04                19,435.6
               19,677.95              20,808.95               19,687.53
               17,778.48              19,123.53               18,146.55
               18,305.96              19,422.08               18,771.45
               20,648.18              21,162.44               19,814.55
               21,836.23              21,471.63               20,010.56
               23,986.54              22,442.56                21,419.6
               23,835.11              21,826.76               21,113.05
               22,714.43              21,018.98               20,644.32
               22,502.52              21,023.57               20,887.28
               21,775.66              21,108
                                                             + The Russell
                                                             2000 Index is a
                                                             capitalization
                                                             weighted total
                                                             return index
                                                             which is
                                                             comprised of
                                                             2,000 of the
                                                             smallest
                                                             capitalized U.S.
                                                             domiciled
                                                             companies whose
                                                             common stock is
                                                             traded in the
                                                             United States on
                                                             the New York
                                                             Stock Exchange,
                                                             AMEX and NASDAQ.

                                                             The Lipper VA
                                                             Small Cap Index
                                                             is an equally
                                                             weighted
                                                             performance index
                                                             of small cap
                                                             funds underlying
                                                             30 variable
                                                             annuities.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.
NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    Dreyfus Small Cap Value Portfolio
    ---------------------------------
    Year ended 12/31/99                    29.39%
    Five Years ended 12/31/99              17.88%
    Inception (05/04/93) through 12/31/99  14.74%

*Assumes reinvestment of all dividends and distributions.

                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO


The performance of the Dreyfus U.S. Government Portfolio for the year ended December 31, 1999 was good. According to Lipper Analytical Services for the one-year period ending 12/31/99, the Portfolio ranked 39/223, 1st quartile among General U.S. Government Bond Funds.

We believed the Federal Reserve would have raised interest rates at the December meeting, but fears of a financial market panic going into the new millennium kept them on hold. The Federal Reserve has raised rates a quarter point in February, with a bias towards tightening and possibly raising rates another quarter point in March. The Federal Reserve may continue to act accordingly until we see a moderation in economic growth. The Federal Reserve's aggressive easing of monetary policy in 1998 coupled with the acceptance of capitalism in most foreign countries has presently led to strong global economic growth with low inflation.

As of December 31, 1999, the yield curve was flat and nearing inversion. We believe that Treasuries will probably drift back to the 7% range over the next six months. We remain credit specific with our corporate allocation as spreads have tightened dramatically and the willingness to take on credit risk has returned to the market. In the first quarter of 2000, we will continue to add higher coupon GNMA's to the Portfolio.

Gerald Thunelius, Portfolio Manager
The Dreyfus Corporation

                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 Invested in

                  Dreyfus U.S. Government Securities Portfolio

                                      vs.

    Lehman Aggregate Bond Index and Lipper VA General U.S. Government Index+

                     May 13, 1994 through December 31, 1999

[Graph]
             Dreyfus U.S. Government   Lehman Aggregate   Lipper VA General U.S.
             Securities Portfolio*     Bond Index*        Government Index*

5/13/94               10,000                  9,998.6               9,985.73
                       9,950                  9,976.5               9,931.66
                      10,050                10,174.67              10,088.62
                      10,050                10,187.29              10,092.38
                       9,970                10,037.35               9,939.92
                       9,960                10,028.41               9,905.37
                       9,930                10,006.14               9,878.33

Dec. 1994              9,960                10,075.23               9,947.43
                      10,110                10,274.63              10,121.67
                      10,290                10,518.91              10,336.46
                      10,340                10,583.45              10,391.29
                      10,456                10,731.28              10,519.71
                   10,850.38                11,146.56              10,935.79
                   10,911.05                11,228.28              11,006.38
                    10,870.6                 11,203.2              10,938.04
                   10,981.83                11,338.41              11,060.46
                   11,072.84                11,448.72              11,159.59
                    11,204.3                 11,597.6              11,320.31
                    11,366.1                11,771.39              11,484.79

Dec. 1995          11,517.78                11,936.59              11,634.25
                   11,578.45                12,015.86              11,692.07
                   11,325.65                11,806.99              11,447.99
                   11,214.41                11,724.92              11,353.36
                   11,133.52                11,658.98              11,265.49
                   11,110.66                11,635.31              11,225.68
                   11,225.53                11,791.56              11,360.87
                   11,246.41                11,823.83              11,375.14
                   11,225.53                11,804.01              11,336.08
                   11,413.49                12,009.72              11,517.08
                   11,653.67                12,275.75              11,746.15
                   11,852.07                12,486.02              11,924.39

Dec. 1996          11,726.76                12,369.92              11,805.55
                   11,747.65                 12,407.8              11,819.76
                   11,789.42                12,438.67              11,810.96
                   11,653.67                12,300.83              11,682.55
                    11,810.3                12,484.96              11,830.94
                   11,914.72                12,602.99              11,914.67
                   12,055.61                12,752.58              12,025.06
                   12,368.32                13,096.47              12,296.09
                   12,238.92                12,984.76               12,192.6
                   12,433.02                13,176.27              12,339.63
                   12,616.33                13,367.42              12,498.61
                   12,670.25                13,428.97              12,530.48

Dec. 1997          12,799.65                12,564.18              12,631.73
                   12,972.18                13,738.32              12,772.15
                   12,929.05                13,727.97              12,737.01
                    12,961.4                13,775.15              12,762.88
                   12,993.75                13,847.05              12,803.44
                   13,153.34                 13,978.4              12,911.71
                   13,287.21                14,096.95                 13,017
                   13,298.37                14,126.94              13,026.11
                   13,465.72                14,356.84              13,278.39
                   13,744.62                14,693.02              13,571.55
                   13,688.84                14,615.34              13,489.45
                      13,700                14,698.29              13,495.55

Dec. 1998          13,744.62                14,742.48               13,513.2
                   13,867.34                 14,847.7              13,577.26
                   13,599.59                 14,588.5              13,300.97
                   13,674.34                14,699.35              13,357.47
                   13,711.16                14,715.82                 13,383
                    13,625.5                14,586.93               13,243.6
                   13,519.14                14,540.45                 13,168
                   13,495.51                14,478.55              13,107.32
                   13,448.24                14,471.18              13,080.32
                   13,637.32                14,639.19              13,214.05
                    13,696.4                 14,693.2              13,230.02
                   13,720.04                14,692.15              13,218.72

Dec. 1999           13,625.5                 14,621.3              13,134.59

                                                             + The Lehman
                                                             Aggregate Bond
                                                             Index is an index
                                                             composed of
                                                             treasury issues,
                                                             agency issues,
                                                             corporate bond
                                                             issues and
                                                             mortgage-backed
                                                             securities.

                                                             The Lipper VA
                                                             General U.S.
                                                             Government Index
                                                             is an equally
                                                             weighted
                                                             performance index
                                                             of U.S.
                                                             Government funds
                                                             underlying 30
                                                             variable
                                                             annuities.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.
NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    Dreyfus U.S. Government Securities
    Portfolio
    ----------------------------------
    Year Ended 12/31/99                    (0.87%)
    Five Years ended 12/31/99               6.46%
    Inception (05/13/94) through 12/31/99   5.64%

*Assumes reinvestment of all dividends and distributions.

                       ENDEAVOR ENHANCED INDEX PORTFOLIO



The U.S. stock market ended the year posting record highs as the Dow Jones Industrial Average climbed to a record 11,497.12, ending the year up 27%. The S&P 500 Index climbed to a record 1,469.25 for the year, ending 21% higher. The NASDAQ Composite Index closed at 4,069.31, ending nearly 86% higher, the largest one-year gain ever for a U.S. stock index.

After a strong 1998 and first half of 1999, the third and fourth quarters were difficult ones for the Endeavor Enhanced Index Portfolio. In the second half of the year, the equity market reverted back to a very narrow group of outperforming stocks as investors sought out the companies with positive earnings and price momentum.

During the latter half of the year, investors tended to focus on short-term earnings, projecting them forward indefinitely, which was a challenge to the performance of the portfolio. The investment strategy employed by the Portfolio focuses on normalized earnings and intermediate growth rates, thus it tended to be challenged by the unprecedented market environment that we experienced during the latter part of the year. In addition, while the Portfolio is well diversified and its risk controls are robust, during times of extreme internal market divergence, even modest exposures to common risk factors such as price momentum can result in out of scale performance results.

From a stock selection perspective, underperformance was led by Waste Management and Service Corp. Certain accounting issues, followed by divergent reported earnings, resulted in sharp corrections in names that in our analysis looked attractive and were consequently overweighted. In addition, strong relative performance in the Technology sector added to performance but was offset by shortcomings in the Insurance sector (an underweight in AIG and an overweight in UnumProvident was pressed by the market's momentum buying in
AIG). It should be strongly noted that due to the Portfolio's diversification, the impact of any single name was significantly minimized.

We remain confident in our investment process and risk controls, and expect that the historically wide spread between the most and least attractive names in our universe suggests opportunities ahead. We expect the market to broaden. Most of the positive performance over the last few years has come from the "Nifty Fifty" & mega-cap growth stocks. The valuations on these stocks is much higher than that of the rest of the market. We believe that a return of global growth will cause investors to look beyond these overpriced stocks to companies that trade at much lower multiples.

J.P. Morgan Investment Management, Inc.

                       ENDEAVOR ENHANCED INDEX PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 Invested in

                       Endeavor Enhanced Index Portfolio

                                      vs.

           S&P 500 Stock Index and Lipper VA Growth and Income Index+

                     May 2, 1997 through December 31, 1999

[Graph]
              Endeavor Enhanced         S&P 500           Lipper VA Growth &
              Index Portfolio*        Stock Index*          Income Index*

5/2/97              10,000             10,611.38              10,587.51
                    11,190             11,083.12              11,017.51
                    12,120             11,964.76               11,761.1
                    11,500             11,294.98              11,246.66
                    12,010             11,913.21              11,815.33
                    11,630             11,515.79              11,396.59
                    12,130             12,048.45              11,809.21

Dec. 97             12,290             12,255.21               11,965.8
                    12,470             12,390.63              12,026.06
                    13,370             13,283.78              12,800.35
                    14,060             13,963.47              13,404.77
                    14,270             14,106.46              13,457.42
                    14,109             13,864.33              13,173.23
                 14,601.06             14,427.08              13,387.91
                  14,490.6              14,274.6              13,049.52
                 12,391.82             12,212.26              11,176.29
                 13,195.18             12,995.26              11,841.11
                 14,269.67             14,050.68               12,774.5
                 15,243.75             14,901.91               13,398.5

Dec. 98          16,147.52             15,760.07              13,976.11
                 16,699.83             16,418.86              14,210.26
                 16,087.27             15,908.65              13,794.15
                 16,723.93             16,544.97              14,232.31
                 17,724.12             17,185.66              15,081.39
                 17,377.56             16,780.29              14,868.89
                 18,281.11             17,710.95              15,526.02
                 17,661.23             17,158.46              15,058.87
                 17,577.18             17,073.52              14,793.79
                 17,062.37             16,606.04                 14,257
                 17,955.41             17,656.43              14,841.16
                 18,239.08             18,015.33              14,950.56

Dec. 99          19,079.59             19,074.92               15,599.1
                                                             + The S&P 500
                                                             Stock Index is an
                                                             index composed of
                                                             500 widely held
                                                             common stocks
                                                             listed on the New
                                                             York Stock
                                                             Exchange,
                                                             American Stock
                                                             Exchange and
                                                             over-the-counter
                                                             market.

                                                             The Lipper VA
                                                             Growth and Income
                                                             Index is an
                                                             equally weighted
                                                             performance index
                                                             of growth and
                                                             income funds
                                                             underlying 10
                                                             variable
                                                             annuities.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.
NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    Endeavor Enhanced Index Portfolio
    ---------------------------------
    Year Ended 12/31/99                    18.16%
    Inception (05/02/97) through 12/31/99  27.39%

*Assumes reinvestment of all dividends and distributions.

                      ENDEAVOR OPPORTUNITY VALUE PORTFOLIO

The Endeavor Opportunity Value Portfolio invests in stocks, bonds and cash equivalents, with a bias toward stocks, which have outperformed other classes of investments for nearly every five-year period since the Depression.

The average earnings of the stocks in the S&P 500 Index increased approximately 15% in 1999, and our stocks increased their earnings on average by a similar amount. However, these comparable earnings results did not translate into comparable stock market performance. The Portfolio had a total return of 4.8% in 1999, compared with a return of 21.0% for the S&P 500 Index with dividends included. Of course, returns for the Portfolio and returns for the S&P 500 are not fully comparable, since the Portfolio invests in fixed income securities and cash equivalents as well as in stocks.

We remain optimistic about the outlook for our style of value investing and believe the Portfolio is positioned to perform well in the months ahead. For 2000, the consensus estimate of earnings growth for the S&P 500 stocks is approximately 10%, while we expect our companies to gain 15% or more on average. In addition, the companies we own have strong competitive positions, and on average their share prices trade at discounts to the S&P 500. We believe the market will ultimately shift back to an emphasis on company fundamentals, benefiting our value approach.

Nonetheless, we have a larger-than-normal cash position, reflecting our caution in adding to equity holdings at a time when technology stocks keep rising and many other stocks have languished. We think there are many opportunities in today's market to buy quality businesses with solid fundamentals inexpensively, and that many of these companies will improve their earnings as the economies of Asia and Europe strengthen. We believe also, however, that we have the luxury of being opportunistic about waiting for attractive prices and building our positions over time given the current malaise of many non-tech issues.

We invest in companies which we believe will generate more cash for shareholders over time than the current stock price indicates and which will use that cash to create wealth for shareholders, such as through high-return internal investments, share repurchases or astute acquisitions.

During the fourth quarter, we established new positions in the common stocks of Anadarko Petroleum (oil and gas exploration and production) and Kroger (grocery store chain). Both companies are well managed and, in our view, their share prices are inexpensive in relation to business prospects.

If the U. S. economy remains on its current course, we expect the Federal Reserve to raise short-term interest rates further, and we are therefore monitoring our exposure to financial stocks to make sure we are not overly vulnerable. During the fourth quarter, we repositioned our financial holdings, taking money from superlative performers such as Citigroup and using it to purchase stocks such as Freddie Mac where share prices were down in 1999 despite continued favorable business results.

The Portfolio need not be fully invested in stocks and can own more defensive income-producing instruments. At December 31, 1999, the Portfolio's net assets were allocated 68% to common stocks and securities convertible into common stocks, 7% to U.S. Government Agency notes, and 25% to cash and cash equivalents. This reflects a reduction in stocks, which had represented 82% of net assets at September 30, 1999, and a corresponding increase in notes, bonds and cash during the fourth quarter.

OpCap Advisors

                      ENDEAVOR OPPORTUNITY VALUE PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 Invested in

                      Endeavor Opportunity Value Portfolio

                                      vs.

          S&P 500 Stock Index and Lipper VA Flexible Portfolio Index+

                  November 18, 1996 through December 31, 1999

[Graph]
                        Endeavor Opportunity    S & P 500    Lipper VA Flexible
                        Value Portfolio*       Stock Index*  Portfolio Index*

                              10,000              9,801.91      10,448.8
Dec. 1996                     10,060              9,801.91     10,317.05
                              10,290             10,413.95     10,636.17
                              10,170             10,495.71        10,624
                              10,020             10,065.26     10,311.78
                              10,290             10,665.61     10,616.65
                              10,630             11,317.68     11,059.88
                           11,021.04             11,820.83     11,363.11
                            11,651.1             12,761.15     12,016.33
                           11,271.06             12,046.79     11,652.82
                            11,651.1             12,706.17     12,068.78
                           11,451.08              12,282.3      11,835.2
                            11,711.1             12,850.41     12,048.19

Dec. 1997                  11,751.11             13,070.94     12,171.67
                           11,851.12             13,215.37      12,262.1
                           12,391.17             14,167.96     12,807.58
                            12,741.2              14,892.9      13,214.3
                           12,841.21             15,045.41     13,288.03
                           12,683.19             14,787.16     13,126.18
                           12,855.14             15,837.36     13,396.39
                           12,379.77             15,224.74      13,214.7
                           10,538.99             13,025.13     11,858.63
                           11,075.04             13,860.25     12,334.38
                           11,874.06             12,985.91     12,871.84
                           12,339.31             15,893.81     13,371.11

Dec. 1998                  12,359.54             16,809.08     13,924.99
                           12,066.23             17,511.72     14,201.08
                           12,015.66             16,967.55     13,790.47
                           12,297.84             17,646.22     14,148.32
                           13,370.96             18,329.57     14,519.99
                           12,889.86             17,897.21      14,253.1
                           13,240.46             18,889.81     14,733.81
                           12,817.68             18,300.55     14,457.55
                           12,436.14             18,209.96     14,334.07
                           12,436.14             17,711.36     14,171.54
                           13,178.59             18,831.67     14,657.01
                           13,044.54             19,214.46      14,898.9

Dec. 1999                  12,951.73             20,344.57     15,576.44

                                                             +The S&P 500
                                                             Stock Index is an
                                                             index composed of
                                                             500 widely held
                                                             common stocks
                                                             listed on the New
                                                             York Stock
                                                             Exchange,
                                                             American Stock
                                                             Exchange and
                                                             over-the-counter
                                                             market.

                                                             The Lipper VA
                                                             Flexible
                                                             Portfolio Index
                                                             is an equally
                                                             weighted
                                                             performance index
                                                             of flexible
                                                             portfolio funds
                                                             underlying 30
                                                             variable
                                                             annuities.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.
NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    Endeavor Opportunity Value Portfolio
    ------------------------------------
    Year ended 12/31/99                    4.79%
    Inception (11/18/96) through 12/31/99  8.65%

*Assumes reinvestment of all dividends and distributions.

                        ENDEAVOR VALUE EQUITY PORTFOLIO

The Endeavor Value Equity Portfolio had a negative return of 3.1% in 1999, compared with a 21.0% increase for the S&P 500 Index with dividends included. The S&P 500 Index is an unmanaged index of 500 of the largest corporations weighted by market capitalization. In the second half of the year, the Portfolio declined 10.0% compared with a 7.7% increase for the S&P 500 Index.

In trailing its benchmarks, the Portfolio's results were affected by a difficult environment for value stocks, which lagged the returns of growth stocks during the period. In addition, results for the Portfolio were affected by its significant holdings of financial stocks, one of the stock market's weakest sectors in 1999. Holdings such as Freddie Mac (home mortgage insurance) and XL Capital (specialty insurance) declined in price due primarily to investor concerns about the potential impact of rising interest rates on their business results. Apart from the Portfolio's financial holdings, stocks which detracted from performance included Waste Management (solid waste collection and disposal) and American Home Products (pharmaceuticals, over-the-counter healthcare products and agricultural products), both which fell because of company-specific problems.

Some of the stocks which contributed positively to performance in the year included Computer Associates International (software), McDonald's (fast food) and Minnesota Mining & Manufacturing (diversified technology-based company). Another contributor was Citigroup, the global financial services company, which bucked the downward trend of the financial stocks and advanced in price, propelled by continued strong earnings growth.

The Portfolio invests in a diverse group of stocks chosen for their superior business characteristics and reasonable prices. Our goal is to generate favorable long-term investment results without taking large risks. Although results in 1999 did not meet our expectations, we believe the Portfolio is well positioned to deliver strong returns over time through its ownership of quality undervalued securities which offer significant appreciation potential.

During the fourth quarter, we increased the Portfolio's investment in the telephone sector by purchasing Bell Atlantic. Bell Atlantic is the local phone service provider in much of the northeastern United States. It is growing rapidly in data and wireless services, has received approval to enter the long-distance market in New York, is reducing costs, and plans to merge with GTE to broaden its markets and achieve greater scale. Also added in the quarter was Alcoa, the world's leading aluminum producer.

We remain confident that our value style will generate excellent results over time.

OpCap Advisors

                        ENDEAVOR VALUE EQUITY PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 Invested in

                        Endeavor Value Equity Portfolio

                                      vs.

         S&P 500 Stock Index and Lipper VA Capital Appreciation Index+

                     May 27, 1993 through December 31, 1999

[Graph]
                  Endeavor Value        S&P 500        Lipper VA Capital
                 Equity Portfolio*    Stock Index*    Appreciation Index*

6/30/93               10,070           10,029.19           10,068.76
                      10,010            9,988.81           10,041.44
                      10,260           10,366.98            10,533.6
                      10,150           10,287.47           10,757.78
                      10,190           10,500.14           10,915.56
                      10,170           10,400.06           10,547.73

Dec. 1993             10,280           10,525.79           10,879.29
                      10,570            10,883.3           11,277.26
                      10,470           10,588.06           11,089.34
                      10,110           10,127.34           10,490.75
                      10,460           10,257.08           10,525,13
                   10,620.15           10,424.75           10,436.59
                   10,279.83           10,169.65            9,957.14
                   10,500.04           10,503.35           10,221.35
                   10,960.48           10,932.99           10,816.65
                   10,640.17           10,665.85           10,591.53
                   10,870.39           10,905.13           10,792.64
                   10,530.07           10,508.48           10,316.49

Dec. 1994          10,700.23           10,664.06           10,480.86
                   11,000.52           10,940.42           10,452.13
                   11,440.94           11,366.36           10,884.47
                   11,721.21           11,701.23           11,225.45
                   11,982.46           12,045.53            11,479.3
                   12,559.31           12,526.24           11,826.88
                   12,994.49           12,816.68           12,538.98
                   13,530.86           13,241.52            13,476.2
                   13,530.86           13,274.57           13,603.36
                   13,854.71           13,834.47           13,964.12
                   13,561.22           13,785.04           13,669.76
                   14,188.68           14,389.49           14,049.83

Dec. 1995          14,401.21           14,666.67           14,014.51
                   15,119.75           15,165.28           14,145.18
                   15,433.48           15,306.36           14,525.36
                   15,716.85           15,453.73           14,684.96
                   15,757.33           15,681.36           15,323.99
                   16,176.21           16,085.08           15,774.17
                   16,114.04           16,146.41           15,229.51
                   15,502.64           15,433.46           14.000.39
                   16,145.13           15,759.49           14.701.62
                   16,787.61           16,645.68           15,627.74
                    17,098.5            17,104.6           15,380.92
                   17,989.69           18,396.37           16,073.59

Dec. 1996          17,834.25           18,031.95           15,734.86
                    18,487.1           19,157.89           16,527.88
                   18,518.19           19,308.29           15,982.53
                   17,927.51           18,516.43           15,040.94
                   18,300.57           19,620.85           15,448.92
                   19,222.85           20,820.42           16,689.09
                   20,259.28           21,746.02           17,326.73
                   21,517.42           23,475.88           18,782.29
                   20,979.75           22,161.71           18,341.47
                   21,786.25           23,374.74           19,418.99
                   21,377.63           22,594.97           18,601.56
                   21,797.01           23,640.08           18,738.36

Dec. 1997           22,259.4           24,045.78           18,847.68
                   21,990.57           24,311.48           18,947.72
                   23,496.03            26,063.9           20,526.32
                   24,646.64           27,397.53           21,494.85
                    24,840.2           27,678.09           21,783.64
                   24,417.59           27,202.99           20,943.32
                   24,726.82           28,307.15           21,825.04
                   23,832.28           28,007.98           21,065.54
                   20,232.04           23,961.49           17,217.62
                   20,839.44           25,497.81           18,446.67
                   22,970.87           27,568.63           19,618.82
                   23,843.32           29,238.82           20,844.57

Dec. 1998          23,942.72            30,922.6           22,872.47
                   22,860.43            32,215.2           23,862.43
                   22,871.48           31,214.13           22,623.04
                   23,632.39           32,462.64           23,770.79
                   24,720.75           33,719.73           24,717.51
                   25,312.87           32,924.36           24,425.61
                   25,788.94           34,750.38           25,983.12
                   24,442.02           33,666.36           25,300.73
                   23,582.77            33,499.7           24,878.94
                   22,967.37           32,582.47           24,816.71
                   24,151.73           34,643.43           26,447.31
                   23,547.94           35,347.61           28,092.42

Dec. 1999          23,211.21           37,426.61           31,695.15
                                                             +The S&P 500
                                                             Stock Index is an
                                                             index composed of
                                                             500 widely held
                                                             common stocks
                                                             listed on the New
                                                             York Stock
                                                             Exchange,
                                                             American Stock
                                                             Exchange and
                                                             over-the-counter
                                                             market.

                                                             The Lipper VA
                                                             Capital
                                                             Appreciation
                                                             Index is an
                                                             equally weighted
                                                             performance index
                                                             of capital
                                                             appreciation
                                                             funds underlying
                                                             30 variable
                                                             annuities.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.
NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    Endeavor Value Equity Portfolio
    -------------------------------
    Year Ended 12/31/99                    (3.06)%
    Five Years ended 12/31/99              16.74 %
    Inception (05/27/93) through 12/31/99  13.61 %

*Assumes reinvestment of all dividends and distributions.

                      ENDEAVOR ASSET ALLOCATION PORTFOLIO

The Endeavor Asset Allocation Portfolio achieved a total return of 26.4% for the calendar year ended December 31, 1999 versus an 8.3% return from its weighted benchmark, The Lipper VA Flexible Portfolio Index, over the same period. At year-end, the one, three and five year annualized returns for the Portfolio reached 26.39%, 21.60% and 21.09%, respectively, and compare favorably with all relevant benchmarks and peer group statistics. Since its inception in 1991, the Portfolio has generated an annualized return of 15.68%. A review of asset class contributions to the year's total return indicated that the equity portion of the Portfolio returned 41.4% versus the S&P 500's 21% total return, while the Portfolio's fixed income portion lagged the Lehman Aggregated Index with a return of -1.3% versus -0.8%, respectively. Clearly, the strength of our equity performance and our commitment to equities within the asset allocation mix benefited the Portfolio's full year return.

We are pleased with the breadth and consistency of the equity portion's stock selection driven performance during the year, particularly in the context of a market that continued to be dominated by a small number of very large capitalization stocks. The combination of concentration and added insight provided an advantage in an increasingly selective market which remained constructive regarding the sustainable growth of the largest companies, particularly those that continue to deliver stellar results. In addition, our emphasis on bottom-up fundamental analysis generated additional benefits in a market environment marked by stock selection as avoiding prominent underperformers remained important to our overall success. At year-end, our ten largest holdings accounted for just under 40% of the equity portion of the Portfolio.

A broader review of the equity market reflects a continuing dichotomy in performance and valuation across the S&P 500. After stumbling in the third quarter of 1999, the S&P 500 recovered to an all-time high in the fourth quarter, returning nearly 21.0% for the full year. This marks a record fifth consecutive year in performance across stocks and sectors.

Only 50.5% of the stocks in the S&P 500 had a positive return for the year. The other 49.5% of the S&P 500 actually lost money for investors. An equal weighted version of the S&P 500 would have posted an 11.9% return for the year; and, while the average stock provided a return of 13.9%, the median stock returned only 0.4%. For the year, 30 stocks accounted for 100% of the S&P 500's performance. Growth outperformed value; and, once again, technology overshadowed all other sectors, ending the year at 30% of the S&P 500's capitalization.

On the fixed income side, the key theme for the year was the sharp rise in interest rates as the Federal Reserve raised the federal funds rate by 75 basis points in three separate increments during the second half. For the year, yields on the most current ("on the run") two year and 30 year Treasury issues rose by 170 and 139 basis points, respectively, bringing their yields to levels not seen since prior to the Asian crisis of mid-1998.

The broader fixed income indices posted negative annual returns for the first time since 1994. Despite unfavorable absolute returns, however, the non-Treasury issues with the same degree of interest rate risk as their attractive yield spreads proved an excellent cushion against the unfavorable effects of declining bond prices.

Corporates exerted a positive influence on performance during the year as a result of their attractive yield advantage versus Treasuries as well as a modest amount of spread compression. Like corporates, mortgages outperformed Treasuries due to the combined effects of their running yield advantage and some narrowing of yield spreads. Our above-benchmark interest rate sensitivity strategy had an unfavorable impact on relative returns due to the rise in interest rates during the year. The volatility in interest rates did allow us to make some tactical changes in the Portfolio. Historically, periods of high real rates have been excellent environments in which to build above-benchmark sensitivity to changes in interest rates. Given that tight labor markets bias the Federal Reserve to lean against continued rapid growth, the probability of a tightening move in early 2000 appears quite high and there is a likelihood of more than one increase during the year. The market has anticipated the Federal Reserve's moves and the current yield curve already discounts approximately 75 basis points of Federal Reserve tightening in 2000.

Looking forward, continued modest GDP growth against an ongoing backdrop of relatively low inflation, a reasonable rate environment domestically and a tentative recovery abroad suggests that the U.S. economy continues to exhibit surprising resiliency as the global economy continues its transition from crisis to recovery. Importantly, the Federal Reserve remains sensitive to the risks posed to the financial system by renewed economic or financial market turmoil. Further action from the Federal Reserve seems well anticipated. Clearly, financial markets could experience increased volatility should market valuations be impacted by further rate hikes. The fundamental economic and financial backdrop, however, remains constructive, particularly for long term investors. We view this environment as an opportunity and continue to feel that the Portfolio is well positioned both strategically and tactically to participate in a market that continues to afford investors a number of attractive options.

Morgan Stanley Asset Management

                      ENDEAVOR ASSET ALLOCATION PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 Invested in

                      Endeavor Asset Allocation Portfolio

                                      vs.

   S&P 500 Stock Index, Lipper VA Flexible Portfolio Index and Blended Index
                    April 8, 1991 through December 31, 1999

[Graph]
             Endeavor Asset
             Allocation       S & P 500      Lipper VA Flexible
             Portfolio*       Stock Index*   Portfolio Index*     Blended Index*

4/31/91        10,030          10,023.77        10,028.64           10,050.71
               10,080          10,454.71        10,280.28           10,350.82
               10,090           9,976.11         9,975.45            10,040.5
               10,140           10,440.7         10,309.6           10,387.09
               10,240          10,687.33        10,578.29           10,616.54
               10,330          10,508.41        10,624.66           10,566.44
               10,630          10,649.38        10,796.51           10,696.11
               10,400          10,221.46        10,622.61           10,449.79

Dec. 1991      11,370          11,388.47        11,450.49           11,307.76
               11,610          11,176.51        11,243.86           11,125.59
               11,740          11,321.19        11,331.15           11,243.02
               11,410          11,101.27        11,150.44           11,082.89
               11,440          11,426.87        11,194.76            11,320.3
               11,520          11,482.74        11,309.33           11,421.72
               11,250          11,311.97        11,201.58           11,359.51
               11,570          11,773.72        11,511.87           11,732.02
            11,409.03           11,533.2        11,410.94           11,613.01
            11,590.12          11,668.77        11,530.28           11,744.89
            11,781.28          11,708.82        11,521.41           11,724.13
            12,223.96          12.106.42         11,778.5            11,985.3

Dec. 1992   12,394.99          12,254.94        11,957.17           12,139.67
            12,797.43          12,357.29        12,074.47           12,277.27
            12,857.79          12,525.65        12,162.44           12,452.87
            13,290.41          12,789.76        12,377.93           12,641.61
            13,149.56          12,480.63         12,239.5           12,468.34
            13,402.63          12,813.67         12,428.4           12,691.02
            13,544.35          12,851.07        12,552.51           12,785.94
            13,564.59          12,799.32        12,579.79           12,775.65
            14,040.37           13,283.9        12,997.13           13,160.51
            14,192.21          13,182.03        13,068.74           13,106.59
            14,293.44          13,454.52        13,214.67           13,299.99
            14,222.58          13,326.29        12,987.59           13,184.02

Dec. 1993   14,475.65           13,487.4        13,207.17           13,311.63
            15,052.65           13,945.5        13,530.41           13,664.67
            14,698.35          13,567.19        13,197.62              13,350
            14,040.37          12,976.83        12,686.85           12,869.89
            13,832.85          13,143.08        12,742.77           12,948.73
            14,137.98          13,357.93        12,813.01           13,089.75
            13,507.37          13,031.05        12,588.65           12,870.69
            13,843.02          13,458.65         12,851.2           13,226.86
            14,270.21          14,009.17        13,134.88           13,591.65
            13,873.53          13,666.87        12,868.25           13,313.66
            14,076.96          13,973.47        12,969.17           13,511.85
            13,761.65          13,465.21        12,609.11           13,175.44

Dec.1994    13,710.79          13,664.57        12,682.08           13,334.29
            13,670.11          14,018.68        12,804.83           13,643.92
            14,076.96          14,564.48        13,216.72           14,095.41
            14,300.72          14,993.56        13,502.45           14,401.93
            14,781.82          15,434.74        13,752.04            14,748.3
            15,164.82           16,050.7        14,234.86           15,311.14
            15,775.56          16,422.87        14,492.63           15,587.19
            16,313.83          16,967.24        14,843.83           15,934.07
             16,427.7          17,009.59        14,956.35           16,016.28
            16,769.29          17,727.03        15,263.23           16,527.66
            16,572.62          17,663.69        15,188.21            16,546.4
            16,924.56          18,438.22        15,681.26            17,119.4

Dec. 1995    16,852.1          18,793.39        15,884.47            17,416.4
            17,090.19          19,432.28        16,226.81           17,864.72
            17,328.27          19,613.06        16,241.81           17,904.37
            17,597.41          19,801.89        16,315.46           17,998.07
            18,063.22          20,093.57         16,461.4           18,164.84
            18,611.12          20,610.89        16,655.07            18,494.6
            18,316.04          20,689.47        16,667.35           18,608.38
            17,652.11          19,775.92        16,194.08           18,029.67
            18,052.58          20,193.69        16,475.72           18,296.24
            18,927.28          21,329.22        17,095.61           19,116.09
             19,043.2          21,917.27        17,403.16           19,603.22
            20,223.52          23,572.49        18,184.21           20,762.65

Dec. 1996   19,854.67          23,105.54        17,954.94            20,417.1
            20,739.91          24,548.28         18,510.3           21,372.15
            20,550.22             24,741        18,489.12              21,512
            19,517.44          23,726.33        17,945.76           20,802.23
            20,613.45          25,141.51        18,476.32            21,795.7
            21,804.31           26,678.6         19,247.7           22,842.94
            22,123.78          27,864.63         19,775.4           23,674.07

                                                             +The S&P 500
                                                             Stock Index is an
                                                             index composed of
                                                             500 widely held
                                                             common stocks
                                                             listed on the New
                                                             York Stock
                                                             Exchange,
                                                             American Stock
                                                             Exchange and
                                                             over-the-counter
                                                             market.

                                                             The Lipper VA
                                                             Flexible
                                                             Portfolio Index
                                                             is an equally
                                                             weighted
                                                             performance index
                                                             of flexible
                                                             portfolio funds
                                                             underlying 30
                                                             variable
                                                             annuities.

                                                             The Blended Index
                                                             is a hypothetical
                                                             index comprised
                                                             of 65% S&P 500
                                                             Stock Index, 30%
                                                             Lehman Aggregate
                                                             Bond Index and 5%
                                                             90-Day Treasury
                                                             Bills.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
NOTE: The performance shown represents past performance      has been used.
and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    Endeavor Asset Allocation Portfolio
    -----------------------------------
    Year ended 12/31/99                    26.39%
    Five Years ended 12/31/99              21.09%
    Inception (04/08/91) through 12/31/99  15.68%

*Assumes reinvestment of all dividends and distributions.

                        ENDEAVOR MONEY MARKET PORTFOLIO

The Endeavor Money Market Portfolio seeks current income, preservation of capital and maintenance of liquidity through investment in short-term money market securities. The Portfolio's shares are neither insured by nor guaranteed by the U.S. Government. The Portfolio seeks to maintain a constant net asset value of $1.00 per share although no assurances can be given that such constant net asset value will be maintained.

In managing the Portfolio over the past quarter, we have implemented a relatively conservative strategy, buying short dated commercial paper, high quality bank certificates of deposit and U.S. agency discount notes. We continue to manage the Portfolio with the goals of preserving capital and earning a high risk-adjusted yield by investing in top quality U.S. dollar denominated money market securities.

The potential for continued above-trend economic growth and the risk of further Federal Reserve tightening moves forced U.S. interest rates higher during the fourth quarter. In fact, the sharp rise in interest rates was a key theme throughout 1999. The Federal Reserve raised the federal funds rate by 75 basis points in three separate increments in the second half of 1999. For the year, yields on the most current ("on the run") two year and 30 year Treasury issues rose by 170 and 139 basis points, respectively, bringing their yields to levels not seen since prior to the Asian currency crisis of mid-1998.

Some market participants predicted that T-bill yields would decline below 3% as investors stockpiled cash with the approach of year-end. In fact, this market behavior did not occur. Instead, rates for commercial paper and other spread paper maturing in early 2000 traded at very attractive rates. The yield for securities maturing in January and February was in excess of 6% while repurchase rates held steady around 5.35%. From this point on the money market curve, rates were flat as far out as the nine month point on the curve and then they resumed a positive shape. Although the curve maintained a similar shape for the balance of the year, new issue supply dwindled to almost nothing in late December.

The Federal Open Market Committee meets again in early February. Given that the tight labor market biases the Federal Reserve to lean against continued rapid growth, the probability of a tightening move at the time is quite high and there is the likelihood of one or more additional tightening moves during the course of the year. The market, however, has already discounted such actions. In fact, the current yield curve already discounts approximately 75 basis points of additional Federal Reserve tightening in 2000. With this degree of tightening already factored into the yield curve and real yields at high levels, bond valuations are attractive.

Morgan Stanley Asset Management

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

The last year of the millennium will be remembered as the year the S&P 500 Index continued its unprecedented five-year streak of returns in excess of 20%, but also the year in which more S&P 500 stocks declined than advanced. It was unquestionably a disappointing year for value stocks and your portfolio. Without trying to dodge any bullets, some factors that affected us were beyond our control, but with the benefit of hindsight, there are some stocks we could have avoided in favor of others.

PERFORMANCE

The T. Rowe Price Equity Income Portfolio enjoyed a very strong first six months of 1999, outperforming both the S&P 500 Index and the Lipper universe of comparably managed funds. However, during the second half of 1999, we struggled relative to the broad market for the year ended December 31, 1999, which was ahead of our Lipper peer group average.

PORTFOLIO STRATEGY

The major factor behind our lagging relative performance was our underweighting in technology, a sector that nearly doubled in value in 1999. We would not normally expect to hold large positions in this sector, since the lofty valuations of most technology shares exclude them as candidates for purchase. Value investing was rendered even more challenging by a deteriorating interest rate environment. As fixed income investors can testify, bond returns were mostly negative as interest rates rose throughout the year. Similarly, it was difficult to profit from investments in stocks with above-average dividend yields since they, too, suffered as rates climbed. However, every cloud has a silver lining. Because of their weak performance in 1999, value stocks are currently extremely attractive as they are selling at the greatest price/earnings discount to the general market in 25 years.

Aside from these issues, a number of investments were successful for us. The Portfolio benefited from several companies involved in merger and acquisition activities. Our winners included BCE, Citigroup, Reynolds Metals, Dow Jones, and U.S. West. However, other solid companies were disappointing, including our holdings in Bank One, National City, Heinz, and Waste Management, which struggled through the year and largely offset our more profitable investments. We took advantage of market volatility by adding new positions and beefing up existing holdings.

SUMMARY AND OUTLOOK

We believe value stocks offer good potential for appreciation especially when compared with some of the more extended sectors of the market. The best strategy when our investment style has been out of sync with the overall market has been to stick to basics and concentrate on companies with below average price/earning ratios and above-average dividend yields. We will continue to manage the Portfolio in our traditionally conservative style.

As always, we appreciate your confidence in T. Rowe Price and your continued support.

Brian C. Rogers, Portfolio Manager

T. Rowe Price Associates, Inc.

                     T. ROWE PRICE EQUITY INCOME PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 invested in

                     T. Rowe Price Equity Income Portfolio

                                      vs.

             S&P 500 Stock Index and Lipper VA Equity Income Index+

                   January 3, 1995 through December 31, 1999

[Graph]

                T. Rowe Price Equity        S&P 500        Lipper VA Equity
                  Income Portfolio*       Stock Index*       Income Index*

1/3/95                 10,010              10,259.15           10,256.57
                       10,370              10,658.57           10,256.57
                       10,560              10,972.59           10,256.57
                       10,800              11,295.45           10,256.57
                       11,150              11,746.22           10,256.57
                       11,230              12,018.58           10,256.57
                       11,450              12,416.96           10,256.57
                       11,620              12,447.96           10,256.57
                       12,060              12,972.99           10,256.57
                       12,160              12,926.64           10,256.57
                       12,640              13,493.45           10,256.57

Dec. 1995              13,050              13,753.37           10,256.57
                       13,430              14,220.93           10,256.57
                       13,470              14,353.23           10,330.75
                       13,660              14,491.42              10,469
                       13,750              14,704.87           10,583.74
                     13,977.9              15,083.46           10,712.89
                     14,068.8              15,140.96           10,713.84
                    13,674.91              14,472.41           10,293.58
                     13,977.9              14,778.14            10,521.8
                    14,553.58              15,609.15           10,922.07
                    14,886.87              16,039.49           11,161.29
                    15,735.24              17,250.82           11,852.39

Dec. 1996           15,644.34              16,909.09           11,748.03
                    16,058.43              17,964.92           12,228.86
                    16,442.21              18,105.96           12,362.81
                    16,098.82               17,363.4            11,964.9
                    16,482.61              18,399.05           12,362.71
                    17,260.28              19,523.93           13,118.72
                    17,909.49              20,391.89           13,676.45
                    18,936.75              22,014.03           14,641.84
                    18,438.68              20,781.69           14,086.39
                    19,299.92              21,919.19           14,869.04
                    18,791.48              21,187.97           14,362.89
                    19,486.69                 22,168           14,813.03

Dec. 1997           20,067.76              22,548.44           15,063.95
                    19,901.74              22,797.59            15,080.5
                    20,887.49              24,440.89           15,916.56
                    21,862.86              25,691.47           16,693.05
                    21,686.47              25,954.56           16,697.79
                    21,333.67              25,509.05           16,429.84
                     21,268.3              26,544.45           16,570.25
                    20,658.14              26,263.91            16,091.4
                    18,675.13               22,469.4           13,913.52
                    19,666.64              23,910.05            14,719.5
                    20,854.26              25,851.91           15,687.33
                    21,693.23              27,418.11           16,325.86

Dec. 1998           21,834.87              28,977.04           16,728.84
                     21,257.4              30,209.14           16,705.96
                    21,083.07              29,270.41           16,457.48
                    21,637.66              30,441.17           16,950.87
                    24,035.79              31,619.99           18,297.25
                    23,866.65              30,874.14           17,812.85
                    24,527.04              32,586.46           18,420.34
                    24,005.68              31,569.95           17,833.41
                    23,264.19              31,413.65            17,374.7
                    22,406.85              30,553.54           16,774.09
                    23,148.34              32,486.17           17,352.61
                    22,754.42               33,146.5           17,281.69

Dec. 1999           22,592.22              35,096.04           17,634.54
                                                             +The S&P 500
                                                             Stock Index is an
                                                             index composed of
                                                             500 widely held
                                                             common stocks
                                                             listed on the New
                                                             York Stock
                                                             Exchange,
                                                             American Stock
                                                             Exchange and
                                                             over-the-counter
                                                             market.

                                                             The Lipper VA
                                                             Equity Income
                                                             Index measures
                                                             the total returns
                                                             earned by 10
                                                             variable
                                                             annuities
                                                             investing in
                                                             equity income
                                                             funds.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.
NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    T. Rowe Price Equity Income Portfolio
    -------------------------------------
    Year Ended 12/31/99                     3.47%
    Inception (01/03/95) through 12/31/99  17.73%

*Assumes reinvestment of all dividends and distributions.

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

Last year was a fitting conclusion to the decade, the century, and the millennium. The bull market stormed into the future, propelled by the narrow but powerful rally in technology stocks. Internet stocks in particular were the source of much of the market's strength. This explosive performance spread through international markets as well, driving a relatively small number of stocks to valuation levels not seen in years.

PERFORMANCE
The second half of 1999 was particularly volatile, as a steep correction in the third quarter was followed by strong global rallies in the fourth. The Portfolio returned 22.19% for the year, just ahead of the unmanaged S&P 500 Stock Index but behind the Lipper VA Underlying Growth Funds Average. Virtually all Portfolio performance over the past 12 months can be attributed to our technology holdings. We entered the year underweighted in this sector, which hurt our early results. Subsequently, we shifted toward a more aggressive approach vis-a-vis the group and regained lost ground versus the S&P 500. However, we did not consider it prudent to focus too heavily on technology shares in order to keep up with some exceptionally aggressive members of our Lipper peer group.

INVESTMENT REVIEW

As mentioned, the Portfolio was initially positioned for the projected slowdown in 1999, which never materialized. As we came to the conclusion that strong economic growth would continue through the year, we aggressively added technology holdings throughout the second quarter. This turned out to be a fortunate decision as almost all of our 20 best-performing stocks were in this sector. America Online, Cisco Systems, Microsoft, Maxim Integrated Products, and Nextel all made positive contributions. In other areas, we benefited from large positions in Citigroup, GE, and Wal-Mart.

Few companies such as Waste Management and Network Associates, whose fundamentals failed to meet expectations and hurt performance. Most of our sales were made with the view of reducing exposure to consumer nondurables, banks, and insurance. As we look ahead to 2000 and beyond, we are comfortable with our current stock and sector weightings.

OUTLOOK

We expect technology spending to remain strong, fueled by the Internet and wireless applications, and our technology investments are positioned to benefit from these trends. As the year progresses, we expect the U.S. economy to cool a bit and traditional businesses to compete more effectively with new Internet competitors. This shifting perception should reward many of our holdings whose valuations have been lowered due to competitive uncertainty.

As always, we will continue to work diligently on your behalf in our search for attractive investments, both here and abroad.

Robert W. Smith, Portfolio Manager
T. Rowe Price Associates, Inc.

                      T. ROWE PRICE GROWTH STOCK PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 Invested in

                      T. Rowe Price Growth Stock Portfolio

                                      vs.

                S&P 500 Stock Index and Lipper VA Growth Index+

                   January 3, 1995 through December 31, 1999

[Graph]
               T. Rowe Price            S&P 500          Lipper VA
          Growth Stock Portfolio*     Stock Index*     Growth Index*

1/31/95         10,010                 10,259.15         10,089.1
                10,610                 10,658.57        10,457.23
                11,380                 10,972.59        10,738.59
                11,510                 11,295.45        11,006.57
                11,760                 11,746.22        11,355.26
                12,210                 12,018.58        11,761.24
                12,630                 12,416.96        12,284.12
                12,680                 12,447.96         12,375.9
                13,080                 12,972.99        12,789.58
                13,050                 12,926.64        12,636.83
                13,460                 13,493.45        13,122.87

Dec. 1995       13,720                 13,753.37        13,148.66
                14,080                 14,220.93        13,457.49
                14,260                 14,353.23        13,706.71
                14,310                 14,491.42        13,786.76
                14,700                 14,704.87        14,153.55
              14,860.2                 15,083.46        14,476.12
             14,809.34                 15,140.96        14,320.36
             14,148.21                 14,472.41        13,452.13
             14,707.63                 14,778.14         13,925.1
             15,500.99                 15,609.15        14,736.72
             15,643.39                 16,039.49        14,880.08
             16,660.51                 17,250.82        15,827.56

Dec. 1996    16,568.97                 16,909.09        15,553.69
              17,158.9                 17,964.92        16,370.87
             17,199.59                 18,105.96        16,162.58
             16,538.46                  17,363.4        15,372.39
             17,219.93                 18,399.05        16,013.98
             18,450.65                 19,523.93        17,128.53
             19,355.07                 20,391.89        17,786.37
             20,646.78                 22,014.03        19,309.77
             19,590.86                 20,781.69        18,563.13
             20,677.53                 21,919.19        19,593.08
             20,103.44                 21,187.97        18,856.39
             20,821.05                    22,168        19,201.52

Dec. 1997    21,302.88                 22,548.44        19,513.94
             21,702.69                 22,797.59         19,599.6
             23,476.22                 24,440.89        21,055.07
             24,644.91                 25,691.47        22,071.83
             24,788.43                 25,954.56        22,356.84
             24,155.91                 25,509.05        21,747.16
              25,000.3                 26,544.45        22,658.71
              24,807.9                 26,263.91        22,325.03
             21,002.81                  22,469.4        18,599.22
             22,217.77                 23,910.05        19,635.47
             24,070.14                 25,851.91        21,082.21
             25,537.05                 27,418.11        22,382.45

Dec, 1998    27,410.84                 28,997.04        24,174.14
             27,764.18                 30,209.14        25,132.07
             27,036.08                 29,270.41        24,068.53
              28,023.3                 30,441.17        25,003.82
              28,952.7                 31,619.99         25,879.7
             28,133.47                 30,874.14         25,471.2
             29,613.57                 32,586.46        27,045.11
             28,727.84                 31,569.95        26,237.86
             28,471.45                 31,413.65        25,791.18
              27,923.7                 30,553.54        25,284.55
             29,671.84                 32,486.17        26,736.51
             30,825.62                  33,146.5        27,755.65

Dec. 1999    33,494.45                 35,096.04        30,406.77
                                                             + The S&P 500
                                                             Stock Index is an
                                                             index composed of
                                                             500 widely held
                                                             common stocks
                                                             listed on the New
                                                             York Stock
                                                             Exchange,
                                                             American Stock
                                                             Exchange and
                                                             over-the-counter
                                                             market.

                                                             The Lipper VA
                                                             Growth Index is
                                                             an equally
                                                             weighted
                                                             performance index
                                                             of growth funds
                                                             underlying 30
                                                             variable
                                                             annuities.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.
NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    T. Rowe Price Growth Stock Portfolio
    ------------------------------------
    Year Ended 12/31/99                    22.19%
    Inception (01/03/95) through 12/31/99  27.38%

*Assumes reinvestment of all dividends and distributions.

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO


The excitement driving U.S. technology, telecom and Internet stocks raced through all international regions in the fourth quarter of 1999, pushing the MSCI EAFE benchmark up 17% (cited in U.S.$). Latin America--not in the MSCI EAFE benchmark--was the strongest region, up 33%. Performances of other regions were in a tight band with the Pacific ex-Japan ahead 19%, Europe up 17%, and Japan 16% higher. The overriding factor propelling markets was enthusiasm for "new economy" stocks: telecom and Internet-related companies and their suppliers.

The T. Rowe Price International Stock Portfolio returned 32.35% for the year, markedly outperforming the 27.30% return of the MSCI EAFE benchmark. Country weighting relative to the benchmark was broadly neutral for the full year. Our underweight position in Japan subtracted considerable value, while an overweight position in Latin America added significant value. Also, underweight positions in the weaker UK and German markets were positive contributors. Overweighting the electronic components and consumer electronics sectors and underweighting utilities and insurance also contributed to positive performance.

At the end of December, Europe including the UK accounted for about 60% of the Portfolio compared to just over 70% a year ago. We are now underweighted in the region, but continue to favor the Continent relative to the UK. Japan rose from nearly 17% of the Portfolio last year to roughly 23%, below the benchmark at 27%. Somewhat over 9% was invested elsewhere in the Pacific, up from 5% last year and now above the 6% benchmark allocation, reflecting our increased optimism as the Asian crisis passed. In Latin America, we retained our major holdings, but eliminated smaller stocks, maintaining approximately 4% in the region, the same as a year ago.

We expect stronger economic growth in Europe. In Japan, declining domestic demand and capital expenditure together with the potential for a strong yen are liable to keep the economy weak. Elsewhere in Asia, economic recovery is well under way and we expect it to continue. We remain cautiously optimistic about Latin America. Although we believe the valuations of some "new economy" stocks in international regions have become excessive, we are enthusiastic about the growth potential of well-managed telecom, Internet-related and technology businesses. Fortified by a year of improvement, international economies are poised for better growth with moderate inflation in 2000. Greater-than-expected progress in restructuring and reform during 1999, as well as more mergers and acquisitions than anticipated, have enhanced the earnings potential of international companies and have paved the way for international stock markets to rise in the year ahead.

Rowe Price-Fleming International, Inc.

                  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical illustration of $10,000 invested in

                  T. Rowe Price International Stock Portfolio

                                      vs.

  Morgan Stanley Capital International EAFE Index and Lipper VA International
                                     Index+

                    March 24, 1995 through December 31, 1999

[Graph]

                T. Rowe Price           Morgan Stanley          Lipper VA
                International        Capital International    International
               Stock Portfolio*          EAFE Index*              Index*

3/24/95             10,000                10,376.09             10,340.34
                 11,697.08                 10,252.4             10,379.83
                 11,645.77                 10,072.6             10,378.15
                 12,281.93                10,699.69             10,932.77
                 11,994.63                10,291.53             10,721.01
                  12,158.8                10,492.53             10,873.11
                 11,974.11                10,210.49              10,643.7
                 12,076.72                10,494.58             10,771.43

Dec. 1995        12,507.66                10,917.41              11,056.3
                 12,846.26                10,962.23             11,253.78
                 12,928.35                10,999.29             11,317.65
                 13,164.34                11,232.87             11,434.45
                 13,564.51                11,559.45             11,773.11
                 13,524.28                11,346.73              11,791.6
                 13,689.59                11,410.59             11,821.01
                 13,234.99                11,077.09             11,378.15
                 13,441.63                11,101.36             11,525.21
                 13,741.25                11,396.28             11,718.49
                 13,679.26                11,279.66             11,627.73
                 14,299.17                11,728.46             12,137.92

Dec. 1996        14,412.82                11,577.59             12,227.31
                 14,257.84                 11,172.4             12,207.91
                 14,454.14                11,355.14             12,359.23
                 14,402.48                11,396.25             12,403.15
                 14,485.14                11,456.72             12,433.58
                 15,404.67                12,202.26             13,136.28
                 16,068.64                12,875.18              13,749.2
                 16,474.26                13,083.47             14,155.57
                  14,976.6                12,106.34             13,096.38
                 15,943.84                12,784.52             13,947.86
                 14,706.19                11,801.84             12,884.49
                 14,685.39                11,681.54             12,781.57

Dec. 1997        14,789.39                11,783,42             12,892.95
                 15,247.01                12,322.32             13,191.52
                 16,203.85                13,112.99             14,064.63
                 16,755.07                13,516.76             14,798.67
                 16,911.07                13,623.75             15,016.97
                 16,798.75                13,557.63             15,009.85
                 16,798.75                13,660.26             14,923.17
                 16,798.02                13,798.76             15,103.46
                 14,816.22                12,089.24             12,946.75
                  14,415.5                11,718.61             12,477.37
                 15,712.58                12,940.16             13,445.04
                 16,503.48                 13,603.1             14,138.04

Dec. 1998        17,072.93                14,139.74             14,485.23
                 16,862.02                14,097.99             14,598.09
                 16,556.21                   13,762             14,281.08
                 17,280.67                14,336.45             14,827.96
                  17,927.1                14,917.34             15,589.92
                 17,088.22                14,149.12             14,883.04
                 17,715.91                14,700.75             15,633.12
                 18,073.04                15,137.71             15,972.47
                 18,246.19                15,192.99              16,026.8
                 18,332.77                15,345.92             16,034.37
                  18,884.7                15,920.71             16,596.21
                  20,150.9                16,473.87             17,764.28
Dec. 1999        22,596.71                17,952.42             19,795.85
                                                             + The Morgan
                                                             Stanley Capital
                                                             International
                                                             EAFE Index is a
                                                             composite
                                                             portfolio
                                                             consisting of
                                                             equity total
                                                             returns for the
                                                             countries of
                                                             Europe,
                                                             Australia, New
                                                             Zealand and
                                                             countries of the
                                                             Far East,
                                                             weighted based on
                                                             each country's
                                                             gross domestic
                                                             product.

                                                             The Lipper VA
                                                             International
                                                             Index is an
                                                             equally weighted
                                                             performance index
                                                             of international
                                                             funds underlying
                                                             30 variable
                                                             annuities.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.
NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    T. Rowe Price International Stock
    Portfolio
    ---------------------------------
    Year ended 12/31/99                      32.35%
    Period from (03/24/95) through 12/31/99  14.79%

*Assumes reinvestment of all dividends and distributions.

                          ENDEAVOR SELECT 50 PORTFOLIO

PERFORMANCE
The year ended December 31, 1999, was an excellent one for the Endeavor Select 50 Portfolio strategy. For the full year the Portfolio was up 49.4% net of investment management fees surpassing both the Standard & Poor's 500 Index and the custom benchmark, which were up 21.0% and 30.9% respectively. For the last quarter of 1999, the Portfolio gained 31.3% net of fees, nearly 16 percentage points over the S&P 500 Index and outperformed its custom benchmark by 13 points. The custom benchmark consists of a blend of the returns of the S&P 500 (40%), Russell 2000 (20%), EAFE (20%) and Morgan Stanley's Emerging Markets Free (20%) Indexes.

The international equity allocation contributed most strongly to performance, followed by the emerging markets, emerging growth and large-cap growth allocations. During the second half of the year especially, investments in communications, media and technology stocks boosted the international performance. The equity income allocation was weaker, as investors largely ignored the large-cap value-oriented issues that this strategy focuses on.

HIGHLIGHTS
The strongest stocks included several communications holdings, such as the international companies Colt Telecom Group and Nokia and the emerging markets companies Aftec (based in India) and Globo Cabo (Brazil). Investors are enthused about prospects for communications companies outside the U.S. as well as at home. Optical Coating Labs manufactures optical thin film coatings and components for fiber optic communications systems. As bandwidth demand rises, we expect this company to continue to do well.

The large-cap portfolio's bias toward cyclical stocks hasn't been rewarded yet, although there were two exceptions. The recovering global economy drove appreciation in some basic materials stocks, such as Alcoa and Rio Tinto.

OUTLOOK
Because of the strong price appreciation in communications and technology stocks in the fourth quarter, many are now priced at historically high valuation levels. In our view, high valuations combined with a rising interest rate environment in the U.S. and Europe will likely to lead to short-term volatility in these securities.

In the long run, however, we continue to be positive about the market's prospects, and are still excited about the prospects for the communications and technology stocks that we continue to own. We believe that these sectors are likely to continue to drive economic growth and that the investment environment will be more hospitable in the second half of the year once interest rates have peaked.

We also continue to look positively on basic materials. As the global economy shifts into a higher gear and countries continue to build their infrastructure, this sector should profit. Through bottom-up stock selection based on our primary original research, we hope to continue to be able to report solid results.

Thank you for investing in the Endeavor Select 50 portfolio. We look forward to writing to you again in our next report.

Montgomery Asset Management, LLC

                          ENDEAVOR SELECT 50 PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 invested in

                          Endeavor Select 50 Portfolio

                                      vs.

         S&P 500 Stock Index, Blended Index and Lipper VA Global Index+

                   February 3, 1998 through December 31, 1999

[Graph]
           Endeavor Select      S&P 500        Lipper VA
            50 Portfolio*    Stock Index*    Global Index*    Blended Index*

2/28/98        10,000         10,720.82        10,711.44          10,773.3
               11,140         11,269.38        11,241.51         11,242.69
               11,500         11,384.78        11,406.88         11,293.49
               11,240         11,189.36        11,303.82         10,771.09
               11,050         11,643.54        11,385.93         10,767.55
               10,750         11,520.48        11,334.83         10,624.02
                8,760          9,856.04         9,602.15          8,775.01
                9,070         10,487.97         9,610.51          9,173.12
                9,650         11,339.76        10,224.37          9,926.15
               10,260         12,026.76        10,768.45         10,527.63

Dec. 1998      10,660         12,719.34        11,341.94         10,983.34
               10,790         13,251.02        11,598.57         11,189.41
               10,440         12,839.26         11,187.1         10,823.15
               10,707          13,352.8        11,587.52         11,362.73
               11,590         13,869.88        12,105.39         12,057.07
               11,510         13,542.72        11,751.48         11,819.42
               12,390         14,293.82         12,399.5         12,534.01
               12,370         13,847.93        12,407.99         12,305.63
               12,120         13,779.38        12,420.04         12,229.34
               12,030         13,402.09        12,375.68          12,028.4
               12,350         14,249.83        12,919.86         12,514.76
               13,540         14,539.48           13,958         13,038.76

Dec. 1999      15,760         15,394.63           15,606         14,169.21
                                                             +The S&P 500
                                                             Stock Index is an
                                                             index composed of
                                                             500 widely held
                                                             common stocks
                                                             listed on the New
                                                             York Stock
                                                             Exchange and
                                                             over-the-counter
                                                             market.

                                                             The Blended Index
                                                             is a hypothetical
                                                             index comprised:
                                                             40% S&P 500 Stock
                                                             Index, 20%
                                                             Russell 2000, 20%
                                                             EAFE and 20% MSCI
                                                             EM Free Index.

                                                             The Lipper VA
                                                             Global Index is
                                                             an equally
                                                             weighted
                                                             performance index
                                                             of global funds
                                                             underlying 10
                                                             variable
                                                             annuities.

NOTE: The performance shown represents past performance      Index information
and is not a guarantee of future results. The Portfolio's    is available at
share price and investment return will vary with market      month-end only;
conditions, and the principal value of shares, when          therefore, the
redeemed, may be more or less than original cost. The        closest month-end
graph above does not reflect separate account expenses for   to inception date
the Endeavor Variable Annuity.                               of the Portfolio
                                                             has been used.

  Average Annual Total Return*
    Endeavor Select 50 Portfolio
    ----------------------------
    Year Ended 12/31/99                    47.84%
    Inception (02/03/98) through 12/31/99  26.90%

*Assumes reinvestment of all dividends and distributions.

                         ENDEAVOR HIGH YIELD PORTFOLIO

For the year ended December 31, 1999, the Endeavor High Yield Portfolio provided a total return of 5.82%, which compares to 2.39% for the Lehman Brothers High Yield Bond Index, an unmanaged index of non-investment-grade corporate debt, and to 4.78% for the Lipper High Yield Bond Fund Index. The Lipper Mutual Fund Indices are unmanaged, net asset value weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

While many high-yield companies benefited from improved operating results in 1999, the market's overall performance for the year was lackluster. Heavy new issuance of high-yield bonds and a rise in the default rate exerted downward pressure on the prices of existing bonds. The increase in credit problems was largely due to the effects that soft oil prices and Medicare reform had on companies in the energy and health care industries, respectively.

While performance for most of the year was indeed lackluster, the high-yield bond market finished on a strong note as more investors began to appreciate the attractive spreads available in this segment of the marketplace.

Compared to its benchmarks, the Portfolio performed relatively well this year. Our team held firm to the belief that avoiding mistakes is just as important as picking the best investments. That's why MFS Original Research(R) and depth of professional experience remained so critically important to the Portfolio's relative success.

Our time-tested experience in the high-yield bond arena was also critical to our ability to steer clear of trouble spots and avoid bankruptcies in various sectors of the economy. Years of observing the dynamics in energy and health care, for example, enabled us to anticipate as well as avoid the problems that ultimately plagued these industries.

The Portfolio's performance benefited from an increased over-weighting in the telecommunications sector, which remains one of the best performing sectors in the high-yield market. Deregulation, both here in the United States and in Europe, has contributed to the exceptional growth in new telecommunication networks, many of which have been financed with high-yield bonds. We continue to favor facility-based operators which are experiencing strong customer demand, in part due to the explosion of Internet traffic. The telecom sector has benefited from consolidation as well as equity investments from outside the industry. We invested in the debt of such telecom companies as MetroNet and Nextel. MetroNet, a competitive local exchange company (CLEC) in Canada, saw its bonds appreciate after announcing its merger with AT&T of Canada, an investment-grade company with better financial resources. Our position in Nextel Communications rose in value after Microsoft announced its $600 million investment in the company.

Our second largest exposure was in media, a highly defensive industry. Core holdings included cable television and radio entities such as Charter Communication, one of the fastest growing companies in the field. Controlled by Paul Allen, the co-founder of Microsoft, Charter's valuation has risen following the increased utilization of cable networks as a means of accessing the Internet.

Given the optimistic outlook for continued growing corporate earnings in 2000 as well as the higher yield levels available in the market today, we believe that high-yield bonds remain an attractive asset class.

Massachusetts Financial Services Company

                         ENDEAVOR HIGH YIELD PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 invested in

                         Endeavor High Yield Portfolio

                                      vs.

        Lehman High Yield Index and Lipper VA High Current Yield Index+

                     June 1, 1998 through December 31, 1999

[Graph]
               Endeavor High      Lehman High        Lipper VA High
              Yield Portfolio*    Yield Index*     Current Yield Index*

6/1/98             9,987           10,035.82           10,000.61
                  10,085              10,093           10,070.98
                 9,396.7            9,536.08            9,313.55
                   9,337             9,579.3            9,238.81
                   9,140             9,382.9            9,026.98
                   9,750            9,772.23            9,533.97

Dec. 98            9,690            9,782.99             9,490.5
                   9,930            9,928.33            9,626.19
                   9,930             9,869.8            9,573.75
                  10,105            9,963.89            9,965.62
                  10,260           10,157.01            9,912.48
               10,111.51           10,019.51               9,728
                10,060.7            9,998.18            9,716.34
               10,081.03            10,038.3            9,714.82
                9,989.57            9,927.42            9,599.21
                9,959.08            9,855.94             9,516.3
                 9,979.4            9,790.47            9,461.85
               10,162.32            9,904.81            9,608.17

Dec. 99        10,253.79           10,016.96            9,723.21
                                                             + The Lehman High
                                                             Yield Index is an
                                                             index composed of
                                                             high current
                                                             yield bonds.

                                                             The Lipper VA
                                                             High Current
                                                             Yield Index is an
                                                             equally weighted
                                                             performance index
                                                             of high current
                                                             yield funds
                                                             underlying 30
                                                             variable
                                                             annuities.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.

NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Average Annual Total Return*
    Endeavor High Yield Portfolio
    -----------------------------
    Year Ended 12/31/99                    5.82%
    Inception (06/01/98) through 12/31/99  1.60%

*Assumes reinvestment of all dividends and distributions.

                        ENDEAVOR JANUS GROWTH PORTFOLIO

Domestic markets registered exceptional gains during 1999 and closed out the year with an unprecedented fifth straight year of 20%-plus returns. While a persistent rise in long-term interest rates prompted substantial volatility that at times tested investors' resolve, a resurgent technology sector fueled the markets to new heights, especially during the later half of the year. In the end, the technology-laden NASDAQ Composite Index climbed to record levels and ended the year well ahead of other benchmarks. However, the continued strength in technology shares also provided a spark for the major indexes, benefiting small and mid-sized stock considerably.

Amid this backdrop, the Endeavor Janus Growth Portfolio provided a total return of 36.48%, outperforming its benchmark, the S&P 500 Index, which gained 21.03%. While we enjoyed broad-based gains across many of our holdings, our technology, telecommunications, and media holdings were clear standouts. For example, our position in Cisco System led the technology bellwethers ahead, and we remain optimistic about the company's prospects. Cisco continues to be the clear leader for switches and routers that power the backbone of the Internet, commanding almost a 100% market share in an arena that continues to benefit from the Internet's proliferation.

We also experienced robust gains from Nokia as the company solidified its position as the global leader for wireless handsets. Investors grew increasingly excited about the prospects for wireless data transmissions, which further supports an already compelling growth picture. Additionally, our position in Texas Instruments moved ahead. Texas Instruments, a leading semiconductor manufacturer, also benefited from exceptional mobile handset sales. Texas Instrument's digital signal processor chips will power roughly two-thirds of the nearly 300 million mobile handsets sold in 1999, and this trend should increase in the future.

Thanks to strong advertising revenues from "dot.com" companies and millennium-related spending, our positions in Viacom and AT&T Liberty Media logged solid gains. Investor appreciation of the cable industry's pending introduction of video-on-demand provided an additional tailwind for these positions, which rallied as the market came to recognize the rich value of their respective media libraries.

Among our individual positions, our longtime holding in General Electric also provided strong gains. The company recently announced a three-for-one stock split and Jack Welch, its renowned CEO, blessed Wall Street's upbeat earnings estimates for the coming year.

On the downside, we were disappointed with our grocery store holdings, particularly Kroger. While we were optimistic that the company could reap tremendous cost savings from its recent acquisitions, we were disappointed in Kroger's lackluster earnings growth. Without a clear catalyst to drive future earnings, we opted to liquidate our position at a loss.

Looking ahead, we remain completely focused on locating dynamic companies that can perform well in any environment. By sifting through the data to track down critical information that others may have overlooked, we build an information edge that helps us invest confidently for the long term, regardless of where the market's going.

Ed Keely, Portfolio Manager
Janus Capital Corporation

                        ENDEAVOR JANUS GROWTH PORTFOLIO

                              PORTFOLIO HIGHLIGHTS

                               December 31, 1999

                Hypothetical Illustration of $10,000 Invested in

                        Endeavor Janus Growth Portfolio

                                      vs.

                 S&P 500 Stock Index and Lipper VA Growth Index

                     May 1, 1999 through December 31, 1999

[Graph]
             Endeavor
           Janus Growth       S&P 500            Lipper VA
            Portfolio*       Stock Index*      Growth Index*

  5/1/99      10,000            9,708.5           9,842.15
 6/30/99      10,266          10,403.34          10,450.32
 7/31/99       9,941          10,053.37          10,138.39
 8/31/99      10,010          10,192.81           9,965.79
 9/30/99      10,289          10,019.33           9,770.03
10/31/99      11,188          10,712.17          10,331.07
11/30/99      12,145          11,170.43          10,724.87
12/31/99      13,648          11,997.38          11,749.27
                                                             The S&P 500 Stock
                                                             Index is an index
                                                             composed at 500
                                                             widely held
                                                             common stocks
                                                             listed on the New
                                                             York Stock
                                                             Exchange,
                                                             American Stock
                                                             Exchange, and
                                                             over the counter
                                                             market.

                                                             The Lipper VA
                                                             Growth Index is
                                                             an equally
                                                             weighted
                                                             performance index
                                                             of growth funds
                                                             underlying 30
                                                             variable
                                                             annuities.

                                                             Index information
                                                             is available at
                                                             month-end only;
                                                             therefore, the
                                                             closest month-end
                                                             to inception date
                                                             of the Portfolio
                                                             has been used.

NOTE: The performance shown represents past performance and is not a guarantee of future results. The Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost. The graph above does not reflect separate account expenses for the Endeavor Variable Annuity.

  Aggregate Total Return*
    Endeavor Janus Growth Portfolio
    -------------------------------
    Inception (05/01/99) through 12/31/99  36.48%

*Assumes reinvestments of all dividends and distributions.

 Statement of Net Assets

                             Endeavor Series Trust

                       Dreyfus Small Cap Value Portfolio

                               December 31, 1999

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCK -- 98.5%
  Advertising Agency -- 1.4%
     136,400 Snyder Communications, Inc.+........................   $  2,625,700
                                                                    ------------

  Aerospace and Defense -- 0.5%
      96,000 DONCASTERS Plc, Sponsored ADR+......................        864,000
                                                                    ------------

  Auto Parts and Equipment -- 1.6%
      49,300 Arvin Industries, Inc...............................      1,398,887
      57,200 Discount Auto Parts, Inc.+..........................      1,033,175
      36,100 Dura Automotive Systems, Inc.+......................        629,494
                                                                    ------------
                                                                       3,061,556
                                                                    ------------

  Business Services -- 0.9%
      36,700 ChiRex, Inc.+.......................................        536,738
      81,400 Modis Professional Services, Inc.+..................      1,159,950
                                                                    ------------
                                                                       1,696,688
                                                                    ------------

  Chemicals -- 7.2%
     124,700 Arch Chemicals, Inc.................................      2,610,906
      74,300 CK Witco Corporation................................        993,762
      83,900 Geon Company........................................      2,726,750
      38,000 Georgia Gulf Corporation............................      1,156,625
     220,300 M. A. Hanna Company.................................      2,409,531
      91,800 RPM, Inc............................................        935,212
     139,600 Wellman, Inc........................................      2,600,050
                                                                    ------------
                                                                      13,432,836
                                                                    ------------

  Computer Service and Software -- 9.7%
      65,400 Ardent Software, Inc. +.............................      2,550,600
      45,000 Autodesk, Inc.......................................      1,518,750
     107,400 Avid Technology, Inc.+..............................      1,402,912
      99,900 BARRA, Inc.+........................................      3,171,825
     131,700 Keane, Inc.+........................................      4,181,475
     111,300 Sterling Software, Inc.+............................      3,505,950
     129,400 Structural Dynamics Research Corporation+...........      1,649,850
                                                                    ------------
                                                                      17,981,362
                                                                    ------------

  Computers -- 4.7%
     245,000 Ingram Micro, Inc., Class A+........................      3,215,625
     417,300 Maxtor Corporation+.................................      3,025,425
     377,900 Quantum Corporation+................................      2,621,681
                                                                    ------------
                                                                       8,862,731
                                                                    ------------

  Consumer Products -- 0.4%
      34,300 American Greetings Corporation, Class A.............        810,338
                                                                    ------------

  Containers -- 0.5%
     145,100 Gaylord Container Corporation, Class A+.............        988,494
                                                                    ------------

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

  Electronics -- 11.9%
     135,900 Actel Corporation+..................................   $  3,261,600
       8,200 ADE Corporation+....................................        135,300
      89,500 Alliance Semiconductor Corporation+.................      1,493,531
     164,200 Arrow Electronics, Inc.+............................      4,166,575
      30,300 Avnet, Inc..........................................      1,833,150
     193,600 General Semiconductor, Inc.+........................      2,746,700
      38,300 International Rectifier Corporation+................        995,800
      28,500 Power-One, Inc.+....................................      1,305,656
      94,900 Sterling Commerce, Inc.+............................      3,232,531
      42,800 Thomas & Betts Corporation..........................      1,364,250
      75,400 Trimble Navigation Ltd.+............................      1,630,525
                                                                    ------------
                                                                      22,165,618
                                                                    ------------

  Entertainment and Leisure -- 1.8%
     226,400 Boyd Gaming Corporation+............................      1,315,950
      81,300 Callaway Golf Company...............................      1,437,994
      27,800 Sun International Hotels, Ltd.+.....................        538,625
                                                                    ------------
                                                                       3,292,569
                                                                    ------------

  Financial Services -- 2.8%
      19,100 FirstFed Financial Corporation+.....................        268,594
     154,300 Heller Financial, Inc...............................      3,095,644
      66,800 Nationwide Financial Services, Inc., Class A........      1,866,225
                                                                    ------------
                                                                       5,230,463
                                                                    ------------

  Health Care -- 2.0%
      83,300 AmeriPath, Inc.+....................................        682,019
      90,200 AmeriSource Health Corporation, Class A+............      1,369,912
     142,800 Omnicare, Inc.......................................      1,713,600
                                                                    ------------
                                                                       3,765,531
                                                                    ------------

  Insurance -- 1.1%
      96,600 Everest Reinsurance Holdings, Inc...................      2,155,387
                                                                    ------------

  Manufacturing -- 5.4%
      11,800 AGCO Corporation....................................        158,562
      96,817 AK Steel Holding Corporation........................      1,827,421
      41,100 Alberto-Culver Company, Class A.....................        893,925
      81,100 International Home Foods, Inc.+.....................      1,409,112
       4,200 Lennox International, Inc...........................         38,588
      90,100 Olin Corporation....................................      1,785,106
     125,500 Polaroid Corporation................................      2,360,969
      61,000 Russell Corporation.................................      1,021,750
      48,000 Wolverine Tube, Inc.+...............................        678,000
                                                                    ------------
                                                                      10,173,433
                                                                    ------------


                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                       Dreyfus Small Cap Value Portfolio

                               December 31, 1999

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Media and Communications -- 0.0%**
       1,700 TALK.com, Inc.,+....................................   $     30,175
                                                                    ------------

  Medical and Scientific Supplies -- 7.4%
     244,100 Bergen Brunswig Corporation, Class A................      2,029,081
      66,000 CONMED Corporation+.................................      1,707,750
     108,800 Henry Schein, Inc.+.................................      1,448,400
      37,400 Osteotech, Inc.+....................................        500,225
     128,500 Quest Diagnostic, Inc.+.............................      3,927,281
      60,400 Sola International, Inc.+...........................        838,050
      38,500 Spacelabs Medical, Inc.+............................        714,656
     177,900 STERIS Corporation+.................................      1,834,594
      30,200 West Pharmaceutical Services, Inc...................        934,313
                                                                    ------------
                                                                      13,934,350
                                                                    ------------

  Oil and Gas -- 8.0%
      80,700 EEX Corporation+....................................        237,056
     113,200 National-Oilwell, Inc.+.............................      1,775,825
     258,600 Newpark Resources, Inc.+............................      1,583,925
      87,500 Noble Affiliates, Inc...............................      1,875,781
     285,800 Ocean Energy, Inc.+.................................      2,214,950
     140,200 Range Resources Corporation.........................        446,888
      46,000 Santa Fe International..............................      1,190,250
     420,300 Santa Fe Snyder Corporation+........................      3,362,400
      79,100 Tesoro Petroleum Corporation+.......................        914,594
      28,800 Transocean Sedco Forex, Inc.........................        970,200
      21,400 Valero Energy Corporation...........................        425,325
                                                                    ------------
                                                                      14,997,194
                                                                    ------------

  Other -- 0.4%
      49,200 Applied Industrial Technologies, Inc................        817,950
                                                                    ------------

  Publishing -- 4.2%
     167,700 Bowne & Company, Inc................................      2,263,950
      30,600 Harcourt General, Inc...............................      1,231,650
     274,400 Ziff-Davis, Inc.+...................................      4,338,950
                                                                    ------------
                                                                       7,834,550
                                                                    ------------

  Restaurants -- 0.7%
      53,900 Papa John's International, Inc.+....................      1,404,769
                                                                    ------------

  Retail -- 12.6%
     151,000 Abercrombie & Fitch Company, Class A+...............      4,029,813
     101,000 Brown Shoe Company, Inc.............................      1,426,625
     144,000 Burlington Coat Factory Warehouse Corporation.......      1,998,000

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

  Retail -- (Continued)
     195,500 Consolidated Stores Corporation+....................   $  3,176,875
      63,100 Finlay Enterprises, Inc.+...........................        914,950
     285,400 Heilig-Meyers Company...............................        784,850
     188,800 Musicland Stores Corporation+.......................      1,593,000
      48,800 Neiman Marcus Group, Inc.+..........................      1,363,350
     312,800 OfficeMax, Inc.+....................................      1,720,400
     115,200 Saks, Inc.+.........................................      1,792,800
     114,800 ShopKo Stores, Inc.+................................      2,640,400
     321,100 Venator Group, Inc..................................      2,247,700
                                                                    ------------
                                                                      23,688,763
                                                                    ------------

  Services -- 2.8%
      51,800 ACNielsen Corporation+..............................      1,275,575
      96,200 Foster Wheeler Corporation..........................        853,775
      84,000 Pharmaceutical Product Development, Inc.+...........        997,500
      68,700 Renaissance Worldwide, Inc.+........................        506,663
     179,466 Ventiv Health, Inc.+................................      1,648,844
                                                                    ------------
                                                                       5,282,357
                                                                    ------------

  Technology -- 4.0%
      55,600 Artesyn Technologies, Inc.+.........................      1,167,600
     143,200 Mitel Corporation+..................................      1,969,000
     132,200 Tech Data Corporation+..............................      3,585,925
      55,800 Thermo Electron Corporation+........................        837,000
                                                                    ------------
                                                                       7,559,525
                                                                    ------------

  Textiles and Apparel -- 3.1%
       5,300 Burlington Industries, Inc.+........................         21,200
      67,600 Jones Apparel Group, Inc.+..........................      1,833,650
     128,000 Nautica Enterprises, Inc.+..........................      1,448,000
       7,200 Phillips-Van Heusen Corporation.....................         59,850
      96,700 Unifi, Inc.+........................................      1,190,619
     115,600 Wolverine World Wide, Inc...........................      1,264,375
                                                                    ------------
                                                                       5,817,694
                                                                    ------------

  Transportation -- 1.4%
      51,200 Kitty Hawk, Inc.+...................................        352,000
     136,000 Yellow Corporation+.................................      2,286,500
                                                                    ------------
                                                                       2,638,500
                                                                    ------------

  Waste Disposal -- 2.0%
     136,500 Republic Services, Inc+.............................      1,962,188
     165,725 Safety-Kleen Corporation+...........................      1,874,764
                                                                    ------------
                                                                       3,836,952
                                                                    ------------
             Total Common Stock (Cost $183,187,113)..............    184,949,485
                                                                    ------------

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                       Dreyfus Small Cap Value Portfolio

                               December 31, 1999

  Principal                                                          Value
   Amount                                                           (Note 1)
 -----------                                                      ------------

 REPURCHASE AGREEMENT -- 1.4% (Cost $2,581,000)
 $ 2,581,000 Agreement with The Boston Company, 2.950% to be repurchased at $2,581,634 on 01/03/2000,
              collateralized by $2,666,000 U.S. Treasury Bond
              6.375% due 08/15/2027, market value $2,632,675...   $  2,581,000
                                                                  ------------

TOTAL INVESTMENTS
 (Cost $185,768,113*)......................................  99.9%  187,530,485
OTHER ASSETS AND LIABILITIES (Net).........................   0.1%      272,258
                                                            ------ ------------
NET ASSETS................................................. 100.0% $187,802,743
                                                            ====== ============

NET ASSETS consist of:
Accumulated net realized gain on investments...................... $ 30,335,275
Net unrealized appreciation of investments........................    1,762,372
Paid-in capital...................................................  155,705,096
                                                                   ------------

Total Net Assets.................................................  $187,802,743
                                                                   ============
NET ASSET VALUE, offering price and redemption price per share of
 beneficial interest outstanding.................................  $      16.51
                                                                   ============
Number of Portfolio shares outstanding...........................    11,378,142
                                                                   ============

-----------
  * Aggregate cost for federal tax purposes was $187,378,393.
  + Non-income producing security.
  ** Amount represents less than 0.1%

  Abbreviation:
  ADR--American Depositary Receipt

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                  Dreyfus U.S. Government Securities Portfolio

                               December 31, 1999

  Principal                                                            Value
   Amount                                                             (Note 1)
 -----------                                                        ------------

 AGENCY SECURITIES -- 42.4%
  Federal Home Loan Bank (FHLB) -- 6.4%
 $   550,000 5.590% due 01/05/01.................................   $    544,929
   5,000,000 5.910% due 03/09/05.................................      4,776,550
                                                                    ------------
                                                                       5,321,479
                                                                    ------------

  Federal Home Loan Mortgage Corporation (FHLMC) -- 0.3%
      93,021 9.500% due 07/25/22.................................         98,688
     114,286 9.500% due 12/01/22.................................        120,678
                                                                    ------------
                                                                         219,366
                                                                    ------------

  Federal National Mortgage Association (FNMA) -- 7.2%
      70,687 7.000% due 08/01/03.................................         70,730
     114,773 7.500% due 06/01/09.................................        115,490
     590,767 6.500% due 02/01/13.................................        573,410
     395,795 6.500% due 03/01/13.................................        384,167
     719,872 6.000% due 08/01/13.................................        683,425
   3,059,789 6.000% due 11/01/13.................................      2,904,873
     872,637 6.000% due 12/01/13.................................        828,455
      38,814 7.000% due 07/01/22.................................         37,794
     106,332 7.000% due 07/01/23.................................        103,407
     178,380 6.500% due 02/01/26.................................        169,183
     130,562 7.000% due 09/01/26.................................        126,563
                                                                    ------------
                                                                       5,997,497
                                                                    ------------

  Government National Mortgage Association (GNMA) -- 22.6%
     148,403 8.000% due 07/15/17.................................        151,222
      96,414 8.500% due 12/15/21.................................         99,606
     148,989 9.000% due 12/15/21.................................        156,717
     171,446 7.000% due 11/15/23.................................        166,731
     255,151 7.500% due 12/15/23.................................        253,556
     236,870 8.000% due 06/15/27.................................        239,239
     233,598 8.000% due 07/15/27.................................        235,934
   1,069,344 8.000% due 08/15/27.................................      1,080,037
     626,873 7.000% due 09/20/28.................................        604,222
   1,064,159 7.000% due 01/20/29.................................      1,025,708
   1,108,212 7.000% due 07/20/29.................................      1,068,169
   2,141,547 7.000% due 09/20/29.................................      2,064,167
   1,625,519 6.000% due 10/20/29.................................      1,609,359
   6,990,378 7.500% due 11/20/29.................................      6,894,490
   3,400,000 6.000% due 01/01/30.................................      3,371,313
                                                                    ------------
                                                                      19,020,470
                                                                    ------------

  Small Business Administration (SBA) -- 3.6%
      63,172 7.300% due 05/01/17.................................         62,718
     844,531 6.300% due 05/01/18.................................        791,748
     960,816 5.500% due 10/01/18.................................        853,324

  Principal                                                       Value
   Amount                                                        (Note 1)
 -----------                                                   ------------

  Small Business Administration (SBA)--(continued)
 $ 1,434,978 5.800% due 12/01/18............................   $  1,298,206
                                                               ------------
                                                                  3,005,996
                                                               ------------

  Tennessee Valley Authority (TVA) -- 2.3%
   2,123,140 TVA, Bonds,
              3.375% due 01/15/07...........................      1,936,367
                                                               ------------
             Total Agency Securities (Cost $36,551,920).....     35,501,175
                                                               ------------

 CORPORATE FIXED INCOME SECURITIES -- 17.1%
  Aerospace and Defense -- 1.9%
   1,600,000 Lockheed Martin Corporation, Notes,
              8.200% due 12/01/09...........................      1,592,000
                                                               ------------

  Auto Parts and Equipment -- 2.7%
   2,500,000 Federal-Mogul Corporation, Notes,
              7.875% due 07/01/10...........................      2,239,300
                                                               ------------

  Chemicals -- 2.3%
   2,000,000 ICI Wilmington, Company Guarantee,
              6.950% due 09/15/04...........................      1,949,328
                                                               ------------

  Communications -- 6.4%
   3,000,000 AT&T Canada, Inc., Senior Notes, 7.650% due
              09/15/06++....................................      2,986,914
   2,500,000 Charter Communications Holdings LLC, Senior
              Notes,
              8.625% due 04/01/09++.........................      2,309,375
                                                               ------------
                                                                  5,296,289
                                                               ------------

  Financial -- 3.5%
   3,000,000 Bombardier Capital, Ltd., Notes, 7.500% due
              08/15/04......................................      2,953,514
                                                               ------------

  Forestry -- 0.3%
     250,000 Tembec Industries, Inc., Company Guarantee,
              8.625% due 06/30/09...........................        249,375
                                                               ------------

  Oil and Gas -- 0.0%**
      30,000 Norcen Energy Resources, Debentures,
              7.375% due 05/15/06...........................         29,204
                                                               ------------
             Total Corporate Fixed Income Securities (Cost
              $14,647,514)..................................     14,309,010
                                                               ------------


                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                  Dreyfus U.S. Government Securities Portfolio

                               December 31, 1999

  Principal                                                             Value
   Amount                                                             (Note 1)
 -----------                                                         -----------

 U.S. TREASURY OBLIGATIONS -- 41.6%
  Strip -- 2.8%
 $ 1,876,000 4.669% due 11/11/01^.................................   $ 1,660,072
   1,300,000 4.490% due 11/15/09^.................................       662,566
                                                                     -----------
                                                                       2,322,638
                                                                     -----------

  U.S. Treasury Bonds -- 23.8%
   2,500,000 12.000% due 08/15/13.................................     3,338,275
   3,000,000 7.250% due 05/15/16..................................     3,135,930
   3,000,000 8.750% due 05/15/17..................................     3,583,110
   2,000,000 8.875% due 08/15/17..................................     2,417,180
   2,000,000 8.875% due 02/15/19..................................     2,434,380
   3,000,000 8.750% due 05/15/20..................................     3,630,930
     700,000 5.250% due 11/15/28..................................       576,625
   1,034,000 5.250% due 02/15/29..................................       854,984
                                                                     -----------
                                                                      19,971,414
                                                                     -----------

  U.S. Treasury Notes -- 15.0%
   1,460,000 5.875% due 10/31/01..................................     1,450,875
     500,000 6.375% due 08/15/02##................................       501,095
   1,000,000 5.250% due 05/15/04..................................       957,970
   8,500,000 4.750% due 11/15/08..................................     7,497,255
   2,285,000 6.000% due 08/15/09..................................     2,213,594
                                                                     -----------
                                                                      12,620,789
                                                                     -----------

             Total U.S. Treasury Obligations (Cost $36,272,961)...    34,914,841
                                                                     -----------

TOTAL INVESTMENTS
 (Cost $87,472,395*)....................................... 101.1%   84,725,026
OTHER ASSETS AND LIABILITIES (Net)......................... (1.1)%     (948,169)
                                                            ------ ------------
NET ASSETS................................................. 100.0% $ 83,776,857
                                                            ====== ============

 NET ASSETS
  consist of:
 Undistributed
  net investment
  income........   $ 4,742,691
 Accumulated net
  realized loss
  on investments
  and futures
  contracts.....    (1,940,094)
 Net unrealized
  depreciation
  of investments
  and futures
  contracts.....    (2,676,311)
 Paid-in
  capital.......    83,650,571
                   -----------
 Total Net
  Assets........   $83,776,857
                   ===========
 NET ASSET
  VALUE,
  offering price
  and redemption
  price per
  share of
  beneficial
  interest
  outstanding...   $     11.53
                   ===========
 Number of
  Portfolio
  shares
  outstanding...     7,263,812
                   ===========

-----------
   * Aggregate cost for federal tax purposes was $87,543,894.
  ^ Zero coupon security as of December 31, 1999. The coupon shown is the step-up rate.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  ** Amount represents less than 0.1%.
  ## Security pledged as collateral for open futures contracts.


                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- 97.7%
  Basic Industry -- 2.5%
       9,100 Alcoa, Inc..........................................   $    755,300
       2,900 Allegheny Technologies, Inc. .......................         65,069
       1,100 Bowater, Inc. ......................................         59,744
       4,900 Fort James Corporation..............................        134,138
       5,600 Freeport-McMoRan Copper & Gold, Inc., Class B+......        118,300
       2,500 Georgia-Pacific Group...............................        126,875
       4,700 IMC Global, Inc. ...................................         76,962
       8,600 International Paper Company.........................        485,362
       1,900 Louisiana-Pacific Corporation.......................         27,075
       6,500 Lyondell Chemical Corporation.......................         82,875
         300 Phelps Dodge Corporation............................         20,138
       3,100 Reynolds Metals Company.............................        237,538
      12,900 Rohm and Haas Company...............................        524,869
       7,400 Smurfit-Stone Container Corporation+................        181,300
       6,700 Solutia, Inc. ......................................        103,431
       1,200 Temple-Inland, Inc. ................................         79,125
      11,300 Union Carbide Corporation...........................        754,275
           5 Water Pik Technologies, Inc.+.......................             48
                                                                    ------------
                                                                       3,832,424
                                                                    ------------

  Capital Goods -- 0.9%
         100 Caterpillar, Inc. ..................................          4,706
       3,500 Cooper Industries, Inc. ............................        141,531
       8,400 Deere & Company.....................................        364,350
       2,700 Eaton Corporation...................................        196,087
       9,300 Emerson Electric Company............................        533,587
         900 Grainger (W.W.), Inc. ..............................         43,031
       1,300 Hubbell, Inc., Class B..............................         35,425
       2,500 PACCAR, Inc. .......................................        110,781
                                                                    ------------
                                                                       1,429,498
                                                                    ------------

  Consumer Staples -- 5.0%
       4,600 Bestfoods...........................................        241,788
       6,200 Clorox Company......................................        312,325
      16,600 Coca-Cola Company...................................        966,950
       7,900 General Mills, Inc. ................................        282,425
      27,200 Gillette Company....................................      1,120,300
       9,400 Heinz (H.J.) Company................................        374,238
       3,400 Hershey Foods Corporation...........................        161,500
         800 Nabisco Holdings Corporation, Class A...............         25,300
      27,700 Procter & Gamble Company............................      3,034,881
      23,600 Sara Lee Corporation................................        520,675
      10,800 Unilever NV, NY Shares..............................        587,925
                                                                    ------------
                                                                       7,628,307
                                                                    ------------

  Cyclical -- 2.0%
       1,500 Cooper Tire & Rubber Company........................         23,344
       5,300 Dana Corporation....................................        158,669

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Cyclical -- (Continued)
      18,800 Delphi Automotive Systems Corporation...............   $    296,100
      28,500 Ford Motor Company..................................      1,522,969
       1,000 Furniture Brands International, Inc.+...............         22,000
       4,600 Genuine Parts Company...............................        114,137
       5,100 Goodrich (B.F.) Company.............................        140,250
       5,200 Goodyear Tire & Rubber Company......................        146,575
       2,800 Hasbro, Inc.. ......................................         53,375
       4,000 Jones Apparel Group, Inc.+..........................        108,500
       2,200 Lear Corporation+...................................         70,400
       6,300 Leggett & Platt, Inc. ..............................        135,056
      13,500 Mattel, Inc. .......................................        177,188
       1,300 Owens Corning, Inc. ................................         25,106
         800 Reebok International, Ltd.+.........................          6,550
         800 USG Corporation.....................................         37,700
                                                                    ------------
                                                                       3,037,919
                                                                    ------------

  Diversified -- 3.1%
      11,400 Air Products and Chemicals, Inc. ...................        382,612
      11,500 Eastman Kodak Company...............................        761,875
       4,800 Ingersoll-Rand Company..............................        264,300
         100 Input/Output, Inc.+.................................            506
         500 National Services Industries, Inc. .................         14,750
       1,300 PPG Industries, Inc. ...............................         81,331
       3,200 Praxair, Inc. ......................................        161,000
       3,800 Raytheon Company, Class A...........................         94,287
       8,500 Raytheon Company, Class B...........................        225,781
      17,800 Seagram Company, Ltd. ..............................        799,888
      41,298 Tyco International, Ltd. ...........................      1,605,460
         700 Unifi, Inc.+........................................          8,619
      25,100 Waste Management, Inc. .............................        431,406
                                                                    ------------
                                                                       4,831,815
                                                                    ------------

  Drugs -- 8.9%
      31,100 Abbott Laboratories.................................      1,129,319
      11,100 ALZA Corporation+...................................        384,338
      29,100 American Home Products Corporation..................      1,147,631
       6,500 Becton, Dickinson and Company.......................        173,875
      44,200 Bristol-Myers Squibb Company........................      2,837,087
       6,300 Forest Laboratories, Inc.+..........................        387,056
       2,300 Genzyme Corporation+................................        103,500
         900 Johnson & Johnson...................................         83,812
      30,100 Lilly (Eli) and Company.............................      2,001,650
       8,100 Merck & Company, Inc. ..............................        543,206
      17,900 Monsanto Company....................................        637,687
       4,600 Pfizer, Inc. .......................................        149,212
       4,500 Pharmacia & Upjohn, Inc. ...........................        202,500
      66,500 Philip Morris Companies, Inc. ......................      1,541,969
      15,300 Schering-Plough Corporation.........................        645,469
      19,300 Warner-Lambert Company..............................      1,581,394
       2,600 Watson Pharmaceuticals, Inc.+.......................         93,113
                                                                    ------------
                                                                      13,642,818
                                                                    ------------


                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Energy -- 5.5%
      10,500 Chevron Corporation.................................   $    909,563
       1,200 Cooper Cameron Corporation+.........................         58,725
       1,900 Columbia Energy Group...............................        120,175
       9,200 Conoco, Inc., Class B...............................        228,850
      53,147 Exxon Mobil Corporation.............................      4,281,615
       4,000 Global Marine, Inc.+................................         66,500
       3,000 Phillips Petroleum Company..........................        141,000
       4,000 R&B Falcon Corporation+.............................         53,000
      33,200 Royal Dutch Petroleum Company, NY Shares............      2,006,525
       1,000 Smith International, Inc.+..........................         49,688
       5,100 Texaco, Inc. .......................................        276,994
       3,700 Tosco Corporation...................................        100,594
       4,000 Union Pacific Resources Group, Inc. ................         51,000
       2,000 Ultramar Diamond Shamrock Corporation...............         45,375
         500 Valero Energy Corporation...........................          9,938
                                                                    ------------
                                                                       8,399,542
                                                                    ------------

  Financial Services -- 10.6%
       3,100 AMBAC Financial Group, Inc. ........................        161,781
       9,900 AmSouth BanCorporation..............................        191,194
       1,600 Associated Banc Corporation.........................         54,800
      18,700 Associates First Capital Corporation, Class A.......        513,081
         900 Astoria Financial Corporation.......................         27,394
       1,200 BancWest Corporation................................         23,400
      43,800 Bank of America Corporation.........................      2,198,212
      29,400 Bank One Corporation................................        942,637
       2,700 Bear Stearns Companies, Inc. .......................        115,425
       5,400 Charter One Financial, Inc. ........................        103,275
       6,300 CIT Group, Inc., Class A............................        133,087
      13,300 Citigroup, Inc. ....................................        738,981
         400 Colonial BancGroup, Inc. ...........................          4,150
       3,800 Comerica, Inc. .....................................        177,412
         400 Commercial Federal Corporation......................          7,125
       2,700 Compass Bancshares, Inc. ...........................         60,244
       2,800 Countrywide Credit Industries, Inc. ................         70,700
       5,000 Dime Bancorp, Inc. .................................         75,625
       6,000 Equifax, Inc. ......................................        141,375
      20,800 Fannie Mae..........................................      1,298,700
       1,700 FINOVA Group, Inc. .................................         60,350
       2,100 First Merit Corporation.............................         48,300
       3,300 First Tennessee National Corporation................         94,050
      26,800 First Union Corporation.............................        879,375
      25,200 Firstar Corporation.................................        532,350
      22,700 Fleet Boston Financial Corporation..................        790,244
       3,700 Franklin Resources, Inc. ...........................        118,631
      18,800 Freddie Mac.........................................        884,775
       3,900 Golden West Financial Corporation...................        130,650
       6,900 Goldman Sachs Group, Inc. ..........................        649,894
       3,500 GreenPoint Financial Corporation....................         83,344

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Financial Services -- (Continued)
       3,700 Hibernia Corporation, Class A.......................   $     39,312
      11,500 Household International, Inc. ......................        428,375
       5,900 Huntington Bancshares, Inc. ........................        140,862
      11,500 KeyCorp.............................................        254,437
       5,200 Lincoln National Corporation........................        208,000
         200 M & T Bank Corporation..............................         82,850
       4,400 MBIA, Inc. .........................................        232,375
       1,600 Mercantile Bankshares Corporation...................         51,100
       9,100 Merrill Lynch & Company.............................        759,850
      15,800 National City Corporation...........................        374,262
       3,200 North Fork Bancorporation, Inc. ....................         56,000
         300 Ocwen Financial Corporation+........................          1,875
         800 Pacific Century Financial Corporation...............         14,950
       3,200 Paine Webber Group, Inc. ...........................        124,200
       1,400 Peoples Heritage Financial Group, Inc. .............         21,087
       8,100 PNC Bank Corporation................................        360,450
         300 Provident Financial Group, Inc. ....................         10,762
       5,600 Regions Financial Corporation.......................        140,700
       4,000 SouthTrust Corporation..............................        151,250
       3,800 Sovereign Bancorp, Inc. ............................         28,322
       4,500 Summit Bancorp......................................        137,812
       1,900 TCF Financial Corporation...........................         47,262
       8,000 TD Waterhouse Group+................................        131,500
       5,700 Torchmark Corporation...............................        165,656
       3,500 Union Planters Corporation..........................        138,031
      19,400 U.S. Bancorp........................................        461,962
         200 Washington Federal, Inc. ...........................          3,950
      15,800 Washington Mutual, Inc. ............................        410,800
         400 Wilmington Trust Corporation........................         19,300
                                                                    ------------
                                                                      16,307,853
                                                                    ------------

  Health Services -- 1.5%
       5,100 Aetna, Inc. ........................................        284,644
      14,200 Boston Scientific Corporation+......................        310,625
       5,200 CIGNA Corporation...................................        418,925
       8,300 Columbia/HCA Healthcare Corporation.................        243,294
       3,900 HEALTHSOUTH Corporation+............................         20,962
         600 Human Genome Sciences, Inc.+........................         91,575
       3,100 Humana, Inc.+.......................................         25,381
       8,600 Medtronic, Inc. ....................................        313,363
         200 PE Corporation-PE Biosystems Group..................         24,063
       2,900 St. Jude Medical, Inc.+.............................         88,994
      11,000 Tenet Healthcare Corporation+.......................        258,500
       3,000 United HealthCare Corporation.......................        159,375
       2,200 Wellpoint Health Networks, Inc.+....................        145,062
                                                                    ------------
                                                                       2,384,763
                                                                    ------------

  Insurance -- 2.2%
      37,000 Allstate Corporation+...............................        888,000

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Insurance -- (Continued)
       4,775 American International Group, Inc. .................   $    516,297
      11,600 Aon Corporation.....................................        464,000
       5,300 AXA Financial, Inc. ................................        179,537
         300 Financial Security Assurance Holdings, Ltd. ........         15,637
         800 Fremont General Corporation.........................          5,900
       9,900 Hartford Financial Services
              Group, Inc. .......................................        469,013
       1,300 Mercury General Corporation.........................         28,925
       5,800 SAFECO Corporation..................................        144,275
       9,000 St. Paul Companies, Inc. ...........................        303,187
       2,600 Travelers Property Casualty Corporation, Class A....         89,050
      10,900 UnumProvident Corporation...........................        349,481
                                                                    ------------
                                                                       3,453,302
                                                                    ------------

  Retail -- 6.5%
       3,200 Abercrombie & Fitch Company, Class A+...............         85,400
      13,300 Albertson's, Inc. ..................................        428,925
       2,700 Circuit City Stores-Circuit City Group..............        121,669
       2,100 CVS Corporation.....................................         83,869
      13,300 Dayton Hudson Corporation...........................        976,719
       6,600 Federated Department Stores, Inc.+..................        333,713
      26,800 Gap, Inc. ..........................................      1,232,800
      21,400 Home Depot, Inc. ...................................      1,467,238
      14,900 Kmart Corporation+..................................        149,931
      26,200 Kroger Company+.....................................        494,525
      10,400 May Department Stores Company.......................        335,400
       4,200 Nordstrom, Inc. ....................................        109,988
       6,500 Penney (J.C.) Company, Inc. ........................        129,594
      16,000 Safeway, Inc.+......................................        569,000
         200 Sears Roebuck & Company.............................          6,087
       9,500 TJX Companies, Inc. ................................        194,156
      47,800 Wal-Mart Stores, Inc. ..............................      3,304,175
                                                                    ------------
                                                                      10,023,189
                                                                    ------------

  Services -- 6.5%
      38,700 America Online, Inc.+...............................      2,919,431
       4,500 Baker Hughes, Inc. .................................         94,781
      39,900 Cendant Corporation+................................      1,059,844
      17,600 Comcast Corporation, Class A........................        889,900
         300 Extended Stay Amererica, Inc.+......................          2,287
      14,700 Gannett Company, Inc................................      1,198,969
      10,400 Hilton Hotels Corporation...........................        100,100
       2,500 International Game Technology.......................         50,781
       3,600 Knight Ridder, Inc. ................................        214,200
       3,100 Mandalay Resort Group+..............................         62,387
      11,700 McDonald's Corporation..............................        471,656
      28,100 MediaOne Group, Inc.+...............................      2,158,431

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Services -- (Continued)
      10,600 Mirage Resorts, Inc.+...............................   $    162,312
       2,200 New York Times Company, Class A.....................        108,075
      11,200 Service Corporation International...................         77,700
       7,400 Starwood Hotels and Resorts Worldwide, Inc..........        173,900
       2,700 Times Mirror Company, Class A.......................        180,900
          99 Washington Post Company, Class B....................         55,032
                                                                    ------------
                                                                       9,980,686
                                                                    ------------

  Technology -- 24.7%
       2,100 Adobe Systems, Inc. ................................        141,225
         100 Apple Computer, Inc.+...............................         10,281
       6,500 Applied Materials, Inc.+............................        823,469
       9,400 Automatic Data Processing, Inc. ....................        506,425
       5,100 BMC Software, Inc.+.................................        407,681
       1,700 Citrix Systems, Inc.+...............................        209,100
      31,600 Compaq Computer Corporation.........................        855,175
       1,500 CompUSA, Inc.+......................................          7,688
       1,700 Computer Associates International, Inc. ............        118,894
         800 Dell Computer Corporation+..........................         40,800
       1,000 DoubleClick, Inc.+..................................        253,063
       7,800 Electronic Data Systems Corporation.................        522,112
      21,700 EMC Corporation+....................................      2,370,725
       2,800 Exodus Communications, Inc.+........................        248,675
       8,100 First Data Corporation..............................        399,431
      39,200 General Electric Company............................      6,066,200
      15,700 Honeywell International, Inc. ......................        905,694
      57,900 Intel Corporation...................................      4,765,894
       7,800 International Business Machines Corporation.........        842,400
       4,100 ITT Industries, Inc.................................        137,094
       2,600 Lexmark International Group, Inc., Class A+.........        235,300
      18,000 Lockheed Martin Corporation.........................        393,750
      73,700 Microsoft Corporation+..............................      8,604,475
      11,800 Motorola, Inc. .....................................      1,737,550
       3,300 National Semiconductor Corporation+.................        141,281
       2,300 Network Associates, Inc.+...........................         61,381
       8,100 Novell, Inc.+.......................................        323,494
       3,300 Oracle Corporation+.................................        369,806
       5,700 QUALCOMM, Inc.+.....................................      1,003,913
       3,200 Quantum Corporation+................................         48,400
       4,000 Seagate Technology, Inc.+...........................        186,250
      30,400 Sun Microsystems, Inc.+.............................      2,354,100
           5 Teledyne Technologies, Inc.+........................             50
      15,200 Texas Instruments, Inc. ............................      1,472,500
      22,100 Xerox Corporation...................................        501,394
         400 Xilinx, Inc.+.......................................         18,188
       2,100 Yahoo!, Inc.+.......................................        908,644
                                                                    ------------
                                                                      37,992,502
                                                                    ------------


                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Telephone -- 15.3%
      21,900 AT&T Corporation....................................   $  1,111,425
      28,300 AT&T Corporation--Liberty Media Group, Class A+.....      1,606,025
      12,700 Bell Atlantic Corporation...........................        781,844
      53,200 Cisco Systems, Inc.+................................      5,699,050
       7,400 Dominion Resources, Inc. ...........................        290,450
      12,900 Global Crossing, Ltd.+..............................        645,000
      19,500 GTE Corporation.....................................      1,375,969
       6,200 Level 3 Communications, Inc.+.......................        507,625
      54,300 Lucent Technologies, Inc. ..........................      4,062,319
      51,500 MCI WorldCom, Inc.+.................................      2,732,719
      15,100 Nortel Networks Corporation.........................      1,525,100
      61,900 SBC Communications, Inc. ...........................      3,017,625
       1,400 Sprint Corporation (PCS Group)+.....................        143,500
                                                                    ------------
                                                                      23,498,651
                                                                    ------------

  Transportation -- 0.6%
       2,300 AMR Corporation+....................................        154,100
       7,300 Burlington Northern Santa Fe Corporation............        177,025
         600 CNF Transportation, Inc. ...........................         20,700
       3,400 CSX Corporation.....................................        106,675
         400 FDX Corporation+....................................         16,375
       6,100 Norfolk Southern Corporation........................        125,050
       1,300 Northwest Airlines Corporation+.....................         28,925
         900 Ryder System, Inc. .................................         21,994
       7,100 Southwest Airlines Company..........................        114,931
       4,600 Union Pacific Corporation...........................        200,675
         200 Wisconsin Central Transportation Corporation+.......          2,688
                                                                    ------------
                                                                         969,138
                                                                    ------------

  Utilities -- 1.9%
       3,100 Allegheny Energy, Inc. .............................         83,506
       1,000 American Electric Power Company, Inc. ..............         32,125
       8,500 Carolina Power & Light Company......................        258,719
      13,300 Central & South West Corporation....................        266,000
       4,400 Cinergy Corporation.................................        106,150
       3,300 CMS Energy Corporation..............................        102,919
       1,700 Consolidated Natural Gas Company....................        110,394
         600 Constellation Energy Group..........................         17,400
       4,100 DTE Energy Company..................................        128,638
       3,100 ENSCO International, Inc. ..........................         70,913
       5,000 Entergy Corporation.................................        128,750
       5,100 FPL Group, Inc. ....................................        218,344
       3,600 GPU, Inc. ..........................................        107,775
       3,700 Nisource, Inc. .....................................         66,138
       9,500 Northern States Power Company.......................        185,250
      11,200 PG&E Corporation....................................        229,600
       2,300 Pinnacle West Capital Corporation...................         70,294

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Utilities -- (Continued)
       4,300 PP&L Resources, Inc. ...............................   $     98,362
       8,100 Reliant Energy, Inc. ...............................        185,288
       3,800 TECO Energy, Inc. ..................................         70,538
       8,200 Texas Utilities Company.............................        291,612
       1,300 USEC, Inc. .........................................          9,100
       3,400 Wisconsin Energy Corporation........................         65,450
                                                                    ------------
                                                                       2,903,265
                                                                    ------------
             Total Common Stock
              (Cost $135,008,569)................................    150,315,672
                                                                    ------------


  Principal
   Amount
 -----------

 U.S. TREASURY OBLIGATIONS -- 5.3%
   U.S. Treasury Bills -- 5.2%
  $1,978,000 5.370% due 01/13/00#/##.............................      1,974,463

   6,048,000 5.250% due 01/20/00#/##.............................      6,032,588
                                                                    ------------
                                                                       8,007,051
                                                                    ------------

   U.S. Treasury Notes -- 0.1%
     200,000 5.875% due 02/15/00#................................        200,094
                                                                    ------------

             Total U.S. Treasury Obligations (Cost $8,207,231)...      8,207,145
                                                                    ------------

TOTAL INVESTMENTS
 (Cost $143,215,800*).................................... 103.0%  158,522,817
                                                                 ------------
OTHER ASSETS AND LIABILITIES (Net)....................... (3.0)%  (4,556,114)
                                                          ------ ------------
NET ASSETS............................................... 100.0% $153,966,703
                                                          ====== ============

NET ASSETS consist of:
Undistributed net investment income............................. $    766,661
Accumulated net realized gain on investments and futures
 contracts......................................................    9,430,774
Net unrealized appreciation of investments and futures
 contracts......................................................   15,442,178
Paid-in capital.................................................  128,327,090
                                                                 ------------

Total Net Assets................................................ $153,966,703
                                                                 ============
NET ASSET VALUE, offering price and redemption price per share
 of beneficial interest outstanding............................. $      18.16
                                                                 ============
Number of Portfolio shares outstanding..........................    8,479,059
                                                                 ============

-----------
  * Aggregate cost for federal tax purposes was $143,423,910.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.
  ## Security pledged as collateral for open futures contracts.

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      Endeavor Opportunity Value Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- 68.1%
  Aerospace and Defense -- 3.8%
      41,050 Boeing Company......................................   $  1,706,141
                                                                    ------------

  Banking -- 10.8%
      31,125 Citigroup, Inc. ....................................      1,729,383
       1,900 M&T Bank Corporation................................        787,075
      57,000 Wells Fargo Company.................................      2,304,937
                                                                    ------------
                                                                       4,821,395
                                                                    ------------

  Computer Service and Software -- 5.9%
      27,500 Compaq Computer Corporation.........................        744,219
      27,400 Computer Associates International, Inc. ............      1,916,288
                                                                    ------------
                                                                       2,660,507
                                                                    ------------

  Consumer Durables -- 2.5%
      34,000 ITT Industries, Inc.................................      1,136,875
                                                                    ------------

  Diversified Chemicals -- 6.2%
      34,000 duPont (E.I.) de Nemours & Company..................      2,239,750
      14,900 Monsanto Company....................................        530,812
                                                                    ------------
                                                                       2,770,562
                                                                    ------------

  Drugs and Medical Products -- 2.3%
      25,800 American Home Products Corporation..................      1,017,487
                                                                    ------------

  Financial Services -- 6.5%
      45,000 Freddie Mac.........................................      2,117,812
      21,000 Household International, Inc. ......................        782,250
                                                                    ------------
                                                                       2,900,062
                                                                    ------------

  Food and Beverages -- 2.5%
      35,500 Diageo Plc, Sponsored ADR...........................      1,136,000
                                                                    ------------

  Insurance -- 3.1%
       9,200 Ace, Ltd. ..........................................        153,525
      24,111 XL Capital Ltd., Class A............................      1,250,758
                                                                    ------------
                                                                       1,404,283
                                                                    ------------

  Manufacturing and Mining -- 6.1%
      19,700 Caterpillar, Inc. ..................................        927,131
      10,000 Minnesota Mining & Manufacturing Company............        978,750

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Manufacturing and Mining -- (Continued)
      11,000 Textron, Inc. ......................................   $    843,562
                                                                    ------------
                                                                       2,749,443
                                                                    ------------

  Media -- 1.8%
      24,000 News Corporation (The), Ltd., Sponsored ADR.........        802,500
                                                                    ------------

  Oil and Gas Exploration -- 0.2%
       3,000 Anadarko Petroleum Corporation......................        102,375
                                                                    ------------

  Paper and Paper Products -- 1.8%
      13,300 Champion International Corporation..................        823,769
                                                                    ------------

  Printing and Graphic Design -- 1.2%
      21,792 Donnelley (R.R.) & Sons Company.....................        540,714
                                                                    ------------

  Restaurants -- 4.8%
      54,000 McDonald's Corporation..............................      2,176,875
                                                                    ------------

  Retail -- 0.5%
      11,000 Kroger Company+.....................................        207,625
                                                                    ------------

  Telecommunications -- 5.5%
      13,800 Bell Atlantic Corporation...........................        849,563
      24,000 Sprint Corporation..................................      1,615,500
                                                                    ------------
                                                                       2,465,063
                                                                    ------------

  Transportation -- 1.9%
      11,000 UAL Corporation+....................................        853,188
                                                                    ------------

  Waste Disposal -- 0.7%
      18,500 Waste Management, Inc. .............................        317,969
                                                                    ------------

             Total Common Stock
              (Cost $29,685,725).................................     30,592,833
                                                                    ------------

  Principal
   Amount
  ---------
 AGENCY SECURITIES -- 27.7%
   Federal Home Loan Bank (FHLB) -- 7.8%
 $   445,000 1.500% due 02/07/00#................................        444,963
   3,082,000 5.590% due 01/19/00#................................      3,073,386
                                                                    ------------
                                                                       3,518,349
                                                                    ------------

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      Endeavor Opportunity Value Portfolio

                               December 31, 1999

  Principal                                                             Value
   Amount                                                             (Note 1)
 -----------                                                         -----------

 AGENCY SECURITIES -- (Continued)
  Federal National Mortgage Association (FNMA) -- 19.9%
 $ 5,000,000 5.680% due 02/07/00#.................................   $ 4,970,811
   4,000,000 6.500% due 08/15/04#.................................     3,950,000
                                                                     -----------
                                                                       8,920,811
                                                                     -----------
             Total Agency Securities
              (Cost $12,441,241)..................................    12,439,160
                                                                     -----------

TOTAL INVESTMENTS (Cost $42,126,966*).......................  95.8%  43,031,993
OTHER ASSETS AND LIABILITIES (Net)..........................   4.2%   1,867,649
                                                             ------ -----------
NET ASSETS.................................................. 100.0% $44,899,642
                                                             ====== ===========


 NET ASSETS
  consist of:
 Undistributed
  net investment
  income........ $   615,303
 Accumulated net
  realized gain
  on
  investments...   2,411,927
 Net unrealized
  appreciation
  of
  investments...     905,027
 Paid-in
  capital.......  40,967,385
                 -----------

 Total Net
  Assets........ $44,899,642
                 ===========
 NET ASSET
  VALUE,
  offering price
  and redemption
  price per
  share of
  beneficial
  interest
  outstanding... $     12.56
                 ===========

 Number of
  Portfolio
  shares
  outstanding...   3,573,964
                 ===========

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.

Abbreviation:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                        Endeavor Value Equity Portfolio

                               December 31, 1999

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCK -- 98.0%
  Aerospace and Defense -- 0.8%
      66,000 Raytheon Company, Class B...........................   $  1,753,125
                                                                    ------------

  Banking and Finance -- 6.0%
      20,500 Chase Manhattan Corporation (The)...................      1,592,594
     143,000 Fleet Boston Financial Corporation..................      4,978,187
     150,000 Wells Fargo Company.................................      6,065,625
                                                                    ------------
                                                                      12,636,406
                                                                    ------------

  Communications -- 13.9%
      81,000 AMFM, Inc.+ ........................................      6,338,250
      65,000 Bell Atlantic Corporation...........................      4,001,562
     121,500 MCI WorldCom, Inc.+.................................      6,447,094
     190,000 News Corporation (The), Ltd., Sponsored ADR.........      6,353,125
      86,000 Sprint Corporation..................................      5,788,875
                                                                    ------------
                                                                      28,928,906
                                                                    ------------

  Diversified -- 6.6%
      87,000 Minnesota Mining & Manufacturing Company............      8,515,125
      70,000 Textron, Inc........................................      5,368,125
                                                                    ------------
                                                                      13,883,250
                                                                    ------------

  Diversified Chemicals -- 4.8%
     100,000 duPont (E.I.) de Nemours & Company..................      6,587,500
     100,000 Monsanto Company....................................      3,562,500
                                                                    ------------
                                                                      10,150,000
                                                                    ------------

  Drugs and Medical Products -- 4.5%
     155,000 American Home Products Corporation..................      6,112,812
     128,000 Becton, Dickinson & Company.........................      3,424,000
                                                                    ------------
                                                                       9,536,812
                                                                    ------------

  Electronics -- 5.0%
     100,000 Emerson Electric Company............................      5,737,500
     100,000 Rockwell International Corporation..................      4,787,500
                                                                    ------------
                                                                      10,525,000
                                                                    ------------

  Financial Services -- 14.9%
     155,000 Citigroup, Inc......................................      8,612,187
     250,000 Conseco, Inc........................................      4,468,750
     130,000 Countrywide Credit Industries, Inc. ................      3,282,500

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

  Financial Services -- (Continued)
     185,000 Freddie Mac.........................................   $  8,706,563
     160,000 Household International, Inc........................      5,960,000
                                                                    ------------
                                                                      31,030,000
                                                                    ------------

  Food and Beverages -- 2.8%
     185,000 Diageo Plc, Sponsored ADR...........................      5,920,000
                                                                    ------------

  Insurance -- 7.6%
     220,000 Ace, Ltd............................................      3,671,250
     110,000 AFLAC, Inc..........................................      5,190,625
     131,890 XL Capital, Ltd., Class A...........................      6,841,794
                                                                    ------------
                                                                      15,703,669
                                                                    ------------

  Machinery -- 2.8%
     128,000 Dover Corporation...................................      5,808,000
                                                                    ------------

  Manufacturing and Engineering -- 4.7%
      50,000 Alcoa, Inc. ........................................      4,150,000
     120,000 Caterpillar, Inc....................................      5,647,500
                                                                    ------------
                                                                       9,797,500
                                                                    ------------

  Printing and Publishing -- 1.8%
     150,000 Donnelley (R.R.) & Sons Company.....................      3,721,875
                                                                    ------------

  Restaurants -- 3.2%
     169,000 McDonald's Corporation..............................      6,812,813
                                                                    ------------

  Retail -- 4.4%
     200,000 Kroger Company+.....................................      3,775,000
     170,000 May Department Stores Company.......................      5,482,500
                                                                    ------------
                                                                       9,257,500
                                                                    ------------

  Technology -- 8.1%
     165,000 Compaq Computer Corporation.........................      4,465,313
     180,000 Computer Association International, Inc.............     12,588,750
                                                                    ------------
                                                                      17,054,063
                                                                    ------------

  Transportation -- 4.5%
     100,000 AMR Corporation+....................................      6,700,000
     130,000 Canadian Pacific, Ltd...............................      2,803,125
                                                                    ------------
                                                                       9,503,125
                                                                    ------------

  Waste Treatment Systems -- 1.6%
     201,000 Waste Management, Inc. .............................      3,454,688
                                                                    ------------

             Total Common Stock
              (Cost $181,491,910)................................    205,476,732
                                                                    ------------

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                        Endeavor Value Equity Portfolio

                               December 31, 1999

  Principal                                                             Value
   Amount                                                             (Note 1)
 -----------                                                         -----------

 AGENCY SECURITIES -- 1.9%
  Federal Home Loan Bank (FHLB) -- 1.9%
 $4,065,000  FHLB Discount Note,
              1.500% due 01/03/00#................................   $ 4,064,661
                                                                     -----------

             Total Agency Securities
              (Cost $4,064,661)...................................     4,064,661
                                                                     -----------

TOTAL INVESTMENTS
 (Cost $185,556,571*)......................................  99.9%  209,541,393
OTHER ASSETS AND LIABILITIES (Net).........................   0.1%      111,889
                                                            ------ ------------
NET ASSETS................................................. 100.0% $209,653,282
                                                            ====== ============

NET ASSETS consist of:
Undistributed net investment income..............................  $  1,792,867
Accumulated net realized gain on investments.....................    28,953,903
Net unrealized appreciation of investments, foreign currencies
 and net other assets............................................    23,985,112
Paid-in capital..................................................   154,921,400
                                                                   ------------

Total Net Assets.................................................  $209,653,282
                                                                   ============

NET ASSET VALUE, offering price and redemption price per share of
 beneficial interest outstanding.................................  $      19.99
                                                                   ============
Number of Portfolio shares outstanding...........................    10,486,047
                                                                   ============

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.

Abbreviation:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- 71.6%
  Aerospace and Defense -- 1.1%
      71,900 General Dynamics Corporation........................   $  3,792,725
      15,600 Litton Industries, Inc. ............................        778,050
                                                                    ------------
                                                                       4,570,775
                                                                    ------------

  Banking and Financial Services -- 3.4%
      33,700 American Express Company............................      5,602,625
      89,300 Bank of New York Company, Inc. .....................      3,572,000
      90,825 Citigroup, Inc. ....................................      5,046,464
                                                                    ------------
                                                                      14,221,089
                                                                    ------------

  Chemicals and Allied Products -- 0.2%
      17,600 Monsanto Company....................................        627,000
                                                                    ------------

  Computer Service and Software -- 8.6%
      56,400 America Online, Inc.+...............................      4,254,675
       5,200 Cobalt Networks, Inc. ..............................        563,550
      11,000 Inktomi Corporation+................................        976,250
       6,100 Internet Capital Group, Inc.+.......................      1,037,000
      41,700 IXnet, Inc.+........................................      1,256,212
       2,800 Juniper Networks, Inc+..............................        952,000
     147,300 Microsoft Corporation+..............................     17,197,275
      25,500 Novell, Inc.+.......................................      1,018,406
       5,000 Opentv Corporation..................................        401,250
      18,650 Oracle Corporation+.................................      2,089,966
      40,400 Sun Microsystems, Inc.+.............................      3,128,475
       2,400 VA Linux Systems, Inc. .............................        495,900
       5,500 Yahoo!, Inc.+.......................................      2,379,781
                                                                    ------------
                                                                      35,750,740
                                                                    ------------

  Consumer Non-Durables -- 1.4%
      49,800 Philip Morris Companies, Inc. ......................      1,154,737
      44,000 Procter & Gamble Company............................      4,820,750
                                                                    ------------
                                                                       5,975,487
                                                                    ------------

  Consumer Services -- 0.1%
       8,800 TV Guide Inc., Class A+.............................        378,400
                                                                    ------------

  Cosmetics and Personal Care -- 0.1%
       7,100 Estee Lauder Companies, Inc., Class A...............        358,106
                                                                    ------------

  Diversified Operations -- 11.0%
      96,200 General Electric Company............................     14,886,950
      37,100 Omnicom Group, Inc. ................................      3,710,000
      39,600 Textron, Inc. ......................................      3,036,825
     357,000 Tyco International, Ltd. ...........................     13,878,375
     156,500 United Technologies Corporation.....................     10,172,500
                                                                    ------------
                                                                      45,684,650
                                                                    ------------

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Electronics -- 2.1%
      16,400 General Motors Corporation, Class H.................   $  1,574,400
       3,300 KLA-Tencor Corporation+.............................        367,537
      52,000 Maxim Integrated Products, Inc.+....................      2,453,750
      19,100 Solectron Corporation+..............................      1,816,887
      27,500 Texas Instruments, Inc. ............................      2,664,063
                                                                    ------------
                                                                       8,876,637
                                                                    ------------

  Food and Beverages -- 1.2%
      36,900 Anheuser-Busch Companies, Inc. .....................      2,615,287
      41,500 Keebler Foods Company+..............................      1,167,187
      18,500 Quaker Oats Company.................................      1,214,062
                                                                    ------------
                                                                       4,996,536
                                                                    ------------

  Insurance -- 0.5%
      17,800 American International Group, Inc...................      1,924,625
                                                                    ------------

  Media and Entertainment -- 8.8%
      54,100 AMFM, Inc.+.........................................      4,233,325
     113,500 AT&T Corporation - Liberty Media Group, Class A+....      6,441,125
      37,300 CBS Corporation+....................................      2,384,869
      51,100 Charter Communications, Inc., Class A+..............      1,117,812
     119,800 Clear Channel Communications, Inc.+.................     10,692,150
      61,400 MediaOne Group, Inc.+...............................      4,716,287
      90,900 Time Warner, Inc. ..................................      6,584,569
      13,500 TiVo, Inc.+.........................................        455,625
                                                                    ------------
                                                                      36,625,762
                                                                    ------------

  Medical Services and Supplies -- 8.6%
      70,300 American Home Products Corporation..................      2,772,456
      36,300 Amgen, Inc.+........................................      2,180,269
     100,400 Bristol-Myers Squibb Company........................      6,444,425
      10,600 Forest Laboratories, Inc.+..........................        651,237
      45,500 Johnson & Johnson...................................      4,237,187
      14,600 Lilly (Eli) & Company...............................        970,900
      40,000 Medtronic, Inc. ....................................      1,457,500
      60,300 Merck & Company, Inc. ..............................      4,043,869
     155,500 Pfizer, Inc. .......................................      5,044,031
       5,100 Tularik, Inc. ......................................        165,112
      96,200 Warner-Lambert Company..............................      7,882,387
                                                                    ------------
                                                                      35,849,373
                                                                    ------------

  Office Automation and Equipment -- 0.9%
      73,300 Pitney Bowes, Inc. .................................      3,541,306
                                                                    ------------

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Retail -- 6.5%
      26,400 Brinker International, Inc.+........................   $    633,600
      71,500 Costco Wholesale Corporation........................      6,524,375
     165,147 Home Depot, Inc.....................................     11,322,891
      50,755 Intimate Brands, Inc................................      2,188,809
      23,700 Safeway, Inc.+......................................        842,831
      10,800 Tiffany & Company...................................        963,900
      64,600 Wal-Mart Stores, Inc................................      4,465,475
                                                                    ------------
                                                                      26,941,881
                                                                    ------------

  Technology -- 7.1%
      31,100 Applied Materials, Inc.+............................      3,939,981
      27,500 CIENA Corporation+..................................      1,581,250
     142,050 Cisco Systems, Inc.+................................     15,217,106
     104,900 Intel Corporation...................................      8,634,581
                                                                    ------------
                                                                      29,372,918
                                                                    ------------

  Telecommunications -- 9.8%
      90,700 American Tower Corporation, Class A+................      2,772,019
      72,200 Bell Atlantic Corporation...........................      4,444,813
       9,500 BellSouth Corporation...............................        444,719
      89,700 Comcast Corporation, Class A+.......................      4,535,456
      22,200 Comcast Corporation, Class H........................      1,062,825
       4,700 Finisar Corporation.................................        422,413
      50,200 Lucent Technologies, Inc............................      3,755,588
     133,950 MCI WorldCom, Inc.+.................................      7,107,722
      60,500 Motorola, Inc.......................................      8,908,625
      25,700 Nortel Networks Corporation.........................      2,595,700
      14,700 Pinnacle Holdings, Inc..............................        622,912
      12,100 SBC Communications, Inc.............................        589,875
      19,800 Uniphase Corporation................................      3,193,987
                                                                    ------------
                                                                      40,456,654
                                                                    ------------

  Utilities -- 0.2%
      25,600 Montana Power Company...............................        923,200
                                                                    ------------
             Total Common Stock (Cost $197,094,082)..............    297,075,139
                                                                    ------------

  Principal
   Amount
 -----------

 AGENCY SECURITIES -- 19.6%
  Federal Home Loan Mortgage Corporation (FHLMC) -- 2.7%
 $ 2,721,000 5.650% due 01/19/00.................................      2,714,061
     469,829 9.500% due 01/01/17.................................        494,348
     545,285 11.500% due 05/01/20................................        597,567
     252,277 6.138% due 06/15/20.................................        242,027
   7,875,000 6.000% due 02/01/30.................................      7,208,066
                                                                    ------------
                                                                      11,256,069
                                                                    ------------

  Principal                                                         Value (Note
   Amount                                                                1)
 -----------                                                        ------------

  Federal National Mortgage Association (FNMA) -- 9.3%
 $ 1,760,000 6.400% due 09/27/05.................................   $  1,709,682
   2,020,000 6.340% due 02/04/08.................................      1,891,851
   7,800,000 5.250% due 01/15/09.................................      6,879,834
     504,771 10.000% due 11/01/18................................        537,312
     524,005 11.000% due 09/01/19................................        571,008
      48,325 7.200% due 03/25/24.................................         48,944
     514,260 9.000% due 07/01/25.................................        537,750
     552,357 9.000% due 04/01/26.................................        576,180
     403,368 6.045% due 04/18/28.................................        400,922
  18,855,183 6.000% due 05/01/29.................................     17,246,458
   9,100,000 6.000% due 01/01/30.................................      8,323,588
                                                                    ------------
                                                                      38,723,529
                                                                    ------------

  Government National Mortgage Association (GNMA) -- 7.6%
     159,305 10.500% due 12/15/14................................        172,673
      91,028 9.500% due 04/15/17.................................         96,648
     118,065 9.500% due 05/15/17.................................        125,354
     166,758 9.500% due 08/15/17.................................        177,053
     526,582 10.000% due 08/15/17................................        566,939
      80,431 9.500% due 10/15/17.................................         85,397
      69,310 9.500% due 11/15/17.................................         73,589
     400,479 9.500% due 12/15/17.................................        427,017
     120,486 9.500% due 07/15/18.................................        127,911
     393,317 9.500% due 10/15/18.................................        417,600
     188,574 9.500% due 09/15/19.................................        200,170
     359,217 9.000% due 12/15/19.................................        378,522
     539,506 9.500% due 06/15/20.................................        572,681
     542,740 10.000% due 12/15/20................................        584,835
     520,384 9.500% due 12/15/21.................................        552,450
     440,066 10.000% due 07/15/22................................        474,197
     710,231 6.375% due 01/20/25.................................        722,106
     281,437 10.000% due 02/15/25................................        303,266
     173,792 6.375% due 02/20/25.................................        176,697
     535,230 6.375% due 03/20/25.................................        543,927
      63,112 6.375% due 04/20/25.................................         63,921
     497,112 6.375% due 04/20/25.................................        499,955
      74,770 6.375% due 05/20/25.................................         75,197
     862,709 6.375% due 06/20/25.................................        873,761
     327,606 6.750% due 07/20/25.................................        330,679
     315,818 6.750% due 09/20/27.................................        318,136
     181,245 6.125% due 10/20/27.................................        183,793
     450,772 6.125% due 11/20/27.................................        457,110
     151,390 6.125% due 12/20/27.................................        153,518
  10,775,000 6.000% due 02/01/30.................................      9,955,346
  12,200,000 7.000% due 02/15/30.................................     11,826,314
                                                                    ------------
                                                                      31,516,762
                                                                    ------------
             Total Mortgage-Backed
              Securities
              (Cost $83,684,649).................................     81,496,360
                                                                    ------------

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                               December 31, 1999

  Principal                                                        Value (Note
   Amount                                                               1)
 -----------                                                       ------------

 CORPORATE FIXED INCOME SECURITIES -- 7.7%
 $   430,000 Albertsons, Inc., Debentures,
              7.450% due 08/01/29...............................   $    408,694
     210,000 American General
              Finance Company,
              6.750% due 11/15/04...............................        203,692
             Associates Corporation of North America, Senior
              Notes:
     150,000 5.250% due 03/30/00................................        149,702
     350,000 6.000% due 06/15/00................................        349,423
     190,000 6.000% due 07/15/05................................        179,064
     580,000 AT&T Corporation,
              6.500% due 03/15/29##.............................        496,570
     390,000 AXA Financial, Inc., Senior Notes,
              6.500% due 04/01/08...............................        363,145
     130,000 Bank of America Corporation, Senior Notes,
              5.875% due 02/15/09...............................        115,757
     200,000 Bank of America Corporation, Subordinate Notes,
              6.800% due 03/15/28...............................        174,971
     420,000 Bank One Corporation, Subordinate Notes,
              6.000% due 02/17/09...............................        373,569
     110,000 Becton, Dickinson, Debentures,
              7.000% due 08/01/27...............................         98,669
     335,000 Becton, Dickinson, Debentures,
              6.700% due 08/01/28...............................        288,844
     375,000 BellSouth Telecommunications, Inc., Debentures,
              6.375% due 06/01/28...............................        315,806
     295,000 BT Institutional Capital Trust, 8.090% due
              12/01/26++........................................        268,515
     500,000 Burlington Northern Santa Fe, Debentures,
              6.700% due 08/01/28...............................        429,125
     300,000 Chase Manhattan Corporation, Subordinate Notes,
              6.000% due 02/15/09...............................        269,833
     105,000 Chase Manhattan Corporation, Subordinate Notes,
              7.000% due 11/15/09...............................        101,026
     545,000 Chevron Corporation,
              6.625% due 10/01/04...............................        535,899
     495,000 CIT Group, Inc., Senior Notes, 5.910% due
              11/23/05..........................................        457,954
     580,000 CitiCorp, Subordinate Notes, 6.375% due 11/15/08...        535,775
     450,000 CMS Panhandle Holding Company, Senior Notes,
              7.000% due 07/15/29...............................        394,276
     265,000 Comcast Cable Communications, Inc. ,
              8.375% due 05/01/07...............................        274,956

  Principal                                                           Value
   Amount                                                             Note 1
 -----------                                                       ------------

 $   350,000 Comcast Cable Communications, Inc. ,
              6.200% due 11/15/08...............................   $     54,262
     350,000 Comdisco, Inc. ,
              6.375% due 11/30/01...............................        343,221
     585,000 Conoco , Inc., Senior Notes,
              6.950% due 04/15/29...............................        527,693
     479,456 Continental Airlines, Inc.,
              Pass Through Certificates,
              6.648% due 09/15/17...............................        434,967
     174,925 Continental Airlines, Inc.,
              Pass Through Certificates, 6.545% due 08/02/20....        158,982
     545,000 DaimlerChrysler North America Holding Corporation,
              Company Guarantee,
              7.200% due 09/01/09...............................        535,321
     110,000 Dayton Hudson Corporation, Debentures,
              6.750% due 01/01/28...............................         96,438
     300,000 Dayton Hudson Corporation, Debentures,
              6.650% due 08/01/28...............................        259,983
     515,000 Delphi Auto Systems Corporation, Debentures,
              7.125% due 05/01/29...............................        454,708
     160,000 Edison Mission Energy Funding, Senior Notes,
              7.330% due 09/15/08++.............................        152,117
     160,000 Edison Mission Energy Funding, Senior Notes,
              7.730% due 06/15/09++.............................        158,285
     175,000 El Paso Energy Corporation,
              Senior Notes,
              6.750% due 05/15/09...............................        163,513
     240,000 EOP Operating LP,
              7.250% due 06/15/28++.............................        204,763
     245,000 EOP Operating LP,
              7.500% due 04/19/29...............................        215,715
     250,000 Equitable Life Assurance,
              6.950% due 12/01/05++.............................        242,413
     640,000 Farmers Exchange Capital Insurance,
              7.050% due 07/15/28++.............................        544,371
     360,000 Federated Department Stores, Debentures,
              6.900% due 04/01/29++.............................        313,844
     301,398 Fifty Seventh Street Association, 7.125% due
              06/01/17..........................................        269,752
     115,000 First Chicago Bank, NBD, Company Guarantee,
              7.950% due 12/01/26++.............................        106,726
     570,000 Florida Windstorm,
              7.125% due 02/25/19++.............................        523,113
     710,000 Ford Motor Company,
              6.625% due 10/01/28...............................        615,939

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                               December 31, 1999

  Principal                                                        Value (Note
   Amount                                                               1)
 -----------                                                       ------------

 CORPORATE FIXED INCOME SECURITIES -- (Continued)
 $   415,000 General Motors Corporation, Debentures,
              6.750% due 05/01/28...............................   $    366,072
     210,000 Goldman Sachs Group,
              6.500% due 02/25/09...............................        193,602
     665,000 GTE Corporation, Debentures, 6.940% due 04/15/28...        602,503
     295,000 Hartford Life Insurance Company, Debentures,
              7.650% due 06/15/27...............................        286,949
     440,000 Hertz Corporation, Senior Notes, 7.625% due
              08/15/07..........................................        439,947
     585,000 Home Depot, Inc.,
              6.500% due 09/15/04++.............................        573,376
     600,000 Household Finance Corporation, 6.375% due
              08/01/10..........................................        542,466
     570,000 IBM Corporation, Debentures, 6.500% due 01/15/28...        503,584
     560,000 Johnson and Johnson, Debentures,
              6.625% due 09/01/09...............................        538,210
     415,000 Kroger Company, Debentures, 7.700% due 06/01/29++..        392,029
     350,000 Lehman Brothers, Inc.,
              Senior Subordinate Notes, 7.125% due 07/15/02.....        347,144
     340,000 Lowe's Companies, Inc., Debentures,
              6.875% due 02/15/28...............................        299,329
     180,000 Lowe's Companies, Inc., Debentures,
              6.500% due 03/15/29++.............................        151,681
     645,000 Lucent Technologies, Inc., Debentures,
              6.450% due 03/15/29...............................        561,466
     560,000 May Department Stores Company,
              6.700% due 09/15/28...............................        489,804
      15,000 May Department Stores Company, Company Guarantee,
              9.750% due 02/15/21...............................         17,333
     255,000 Merck & Company, Inc., Debentures,
              5.950% due 12/01/28...............................        210,765
     250,000 Metropolitan Life Insurance Company,
              7.450% due 11/01/23++.............................        222,265
     250,000 Metropolitan Life Insurance Company,
              7.800% due 11/01/25++.............................        244,744
     475,000 Monsanto Company, Debentures, 6.600% due 12/01/28..        418,746
     250,000 Nationwide Mutual Insurance,
              7.500% due 02/15/24++.............................        218,875

  Principal                                                        Value (Note
   Amount                                                               1)
 -----------                                                       ------------

 $   390,000 Neiman Marcus Group, Inc.,
              Senior Notes,
              6.650% due 06/01/08...............................   $    356,140
     460,000 News America , Inc., Debentures,
              7.280% due 06/30/28...............................        409,492
     300,000 News America Holdings, Inc., Senior Notes,
              8.500% due 02/15/05...............................        309,333
     375,000 Norfolk Southern Corporation, Senior Notes,
              6.200% due 04/15/09...............................        336,551
     550,000 Northern Trust Company,
              6.625% due 10/01/03...............................        538,798
     350,000 Norwest Corporation, Medium Term Notes,
              6.125% due 10/15/00...............................        349,283
     190,000 Norwest Financial, Inc., Senior Notes,
              5.625% due 02/03/09...............................        165,256
     295,000 PNC Funding Corporation, Company Guarantee,
              6.125% due 02/15/09...............................        264,426
     285,000 PNC Funding Corporation, Company Guarantee,
              7.500% due 11/01/09...............................        279,793
     425,000 Prime Property Funding II,
              6.800% due 08/15/02++.............................        416,862
     990,000 Procter and Gamble Company,
              6.600% due 12/15/04...............................        975,645
     270,000 Procter and Gamble Company,
              6.875% due 09/15/09...............................        263,910
     425,000 Prudential Insurance Company,
              8.300% due 07/01/25++.............................        429,696
     535,000 Scotia Pacific Company LLC, Collateralized Notes,
              7.710% due 07/20/28...............................        375,838
     265,000 Southern Energy, Senior Notes,
              7.900% due 07/15/09++.............................        256,472
     215,000 Sun Microsystems, Inc.,
              Senior Notes,
              7.650% due 08/15/09...............................        213,074
     290,000 Tennessee Gas Pipeline, Debentures,
              7.000% due 10/15/28...............................        253,849
     280,000 Textron, Inc.,
              6.750% due 09/15/02...............................        277,254
     320,000 Time Warner, Inc., Company Guarantee,
              6.625% due 05/15/29...............................        272,858
     235,000 Times Mirror Company,
              7.450% due 10/15/09...............................        233,536
     340,000 Union Pacific Corporation, Debentures,
              6.625% due 02/01/29...............................        287,176
     355,000 United Parcel Service, Debentures 8.375% due
              04/01/20..........................................        379,534

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                               December 31, 1999

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 CORPORATE FIXED INCOME SECURITIES -- (Continued)
 $   535,000 United Technologies Corporation,
              6.700% due 08/01/28...............................   $    472,164
     528,906 US Airways, Inc., Pass Through Certificates,
              6.850% due 01/30/18...............................        474,508
     990,000 Wal-Mart Stores, Inc., Senior Notes,
              6.875% due 08/10/09...............................        963,953
     345,000 Washington Mutual, Inc., Company Guarantee,
              8.375% due 06/01/27...............................        328,364
     885,000 World Financial Properties, Inc., Pass Through
              Certificates,
              6.950% due 09/01/13++.............................        832,475
     625,000 WorldCom, Inc., Senior Notes,
              6.950% due 08/15/28...............................        567,475
                                                                   ------------
             Total Corporate Fixed Income Securities (Cost
              $34,756,660)......................................     32,065,996
                                                                   ------------

 ASSET-BACKED SECURITIES -- 5.3%
      63,478 Advanta Mortgage Loan Trust,
              6.530% due 09/25/12...............................         63,199
      77,827 Americredit Automobile Trust, 6.529% due 06/12/01..         77,810
     714,930 Arcadia Auto Recreation Trust,
              5.900% due 11/15/02...............................        713,214
     750,000 Arcadia Automobile Receivables Trust,
              6.375% due 01/15/03...............................        748,343
     187,449 BankBoston Home Equity Trust, 6.280% due 11/25/10..        186,461
     550,000 BMW Vehicle Owner Trust,
              6.160% due 12/25/01...............................        547,875
     334,425 Centex Home Equity,
              6.070% due 03/25/18...............................        332,081
     434,515 Centex Home Equity,
              5.910% due 04/25/19...............................        429,849
     750,000 Citibank Credit Card Master Trust,
              5.651% due 05/15/02#..............................        750,683
     134,082 Comed Transitional Funding Trust,
              5.380% due 03/25/02...............................        133,850
      34,790 ContiMortgage Home Equity Loan Trust,
              6.493% due 03/15/13...............................         34,831
     348,113 ContiMortgage Home Equity Loan Trust,
              6.010% due 12/25/13...............................        345,746
     348,631 Daimler-Benz Auto Grantor Trust, 6.050% due
              03/20/05..........................................        347,317
     266,421 Daimler-Benz Vehicle Trust,
              5.230% due 12/20/01...............................        265,960

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 $   120,338 EQCC Home Equity Loan Trust, 6.235% due 04/15/08...   $    119,996
     776,410 EQCC Home Equity Loan Trust, 6.548% due 04/25/10...        771,799
     236,583 First Security Auto Grantor Trust, 6.100% due
              04/15/03..........................................        236,044
      73,547 First Security Auto Owner Trust, 5.182% due
              06/15/01..........................................         73,535
     479,647 First Security Auto Owner Trust, 5.492% due
              04/15/02..........................................        478,246
      33,958 First Security Auto Owner Trust, 5.970% due
              04/15/04..........................................        232,245
     525,000 First USA Credit Card Master Trust,
              6.550% due 09/17/03#..............................        525,000
     176,250 Ford Credit Auto Owner Trust, 6.050% due 04/15/01..        176,194
   1,100,000 Ford Credit Auto Owner Trust, 5.470% due 09/15/01..      1,094,841
   1,100,000 Ford Credit Auto Owner Trust, 5.770% due 11/15/01..      1,094,148
   1,100,000 Ford Credit Auto Owner Trust, 6.200% due 04/15/02..      1,097,106
     394,665 Green Point Manufactured Housing,
              5.780% due 12/15/09...............................        389,870
     228,981 Green Tree Financial Corporation, 5.850% due
              11/01/29..........................................        228,321
     650,691 Green Tree Financial Corporation, 5.990% due
              07/15/30..........................................        648,856
     800,000 Green Tree Financial Corporation, 5.510% due
              02/01/31..........................................        795,360
     360,423 Green Tree Home Equity Loan Trust,
              6.040% due 06/15/29...............................        359,406
     563,468 Green Tree Home Equity Loan Trust,
              5.600% due 12/01/30...............................        558,712
     519,133 HFC Home Equity Loan,
              6.830% due 12/20/16...............................        517,737
     279,505 Honda Auto Receivables Grantor Trust,
              5.850% due 02/15/03...............................        278,966
     400,218 Honda Auto Receivables Owner Trust,
              5.186% due 06/15/01...............................        399,261
     576,742 IMC Home Equity Loan Trust, 6.310% due 12/20/12....        574,215
     744,244 MMCA Automobile Trust,
              6.300% due 06/15/02...............................        743,055
     550,000 Navistar Financial Corporation Owner Trust,
              5.550% due 02/15/02...............................        547,158
     550,000 New Holland Equipment Receivables Trust,
              6.390% due 10/15/02...............................        547,986

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

                               December 31, 1999

  Principal                                                            Value
   Amount                                                             (Note 1)
 -----------                                                        ------------

 ASSET-BACKED SECURITIES -- (Continued)
 $   197,196 Nissan Auto Receivables Grantor Trust,
              6.150% due 02/15/03................................   $    196,024
     595,111 Nissan Auto Receivables Grantor Trust,
              5.450% due 04/15/04................................        588,035
   1,075,000 Premier Auto Trust,
              5.820% due 02/08/02................................      1,070,292
     400,000 Rental Car Finance Corporation,
              6.450% due 08/25/05................................        388,748
      37,921 Residential Funding Mortgage Securities,
              5.630% due 02/25/10................................         37,881
     418,512 The Money Store Residential Trust,
              6.480% due 06/15/10................................        417,389
   1,100,000 Toyota Auto Receivables Owner Trust,
              5.800% due 12/17/01................................      1,095,182
     124,209 WFS Financial Owner Trust,
              6.100% due 03/20/02................................        124,174
     108,927 WFS Financial Owner Trust,
              6.250% due 03/20/02................................        109,007
     299,800 World Omni Automobile Lease Securitization,
              6.080% due 11/25/03................................        299,704
                                                                    ------------

             Total Asset-Backed Securities (Cost $21,908,507)....     21,791,712
                                                                    ------------

 U.S. TREASURY OBLIGATIONS -- 1.3%
  Strip -- 0.1%
   1,000,000 Strip 11/15/15......................................        340,350
                                                                    ------------

  U.S. Treasury Bonds -- 0.2%
     875,000 8.750% due 08/15/20#................................      1,060,115
                                                                    ------------

  U.S. Treasury Notes -- 1.0%
     600,000 7.500% due 02/15/05#................................        625,782
   3,500,000 6.000% due 08/15/09#................................      3,390,625
                                                                    ------------
                                                                       4,016,407
                                                                    ------------

             Total U.S. Treasury Obligations (Cost $5,544,226)...      5,416,872
                                                                    ------------

 AGENCY SECURITIES -- 1.6%
   6,678,000 FHLMC 5.650% due 01/10/00#..........................      6,668,567
                                                                    ------------

             Total Agency Securities (Cost $6,668,567)...........      6,668,567
                                                                    ------------

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 REPURCHASE AGREEMENT -- 1.7% (Cost $6,975,000)
 $ 6,975,000 Agreement with J.P. Morgan Securities, Inc., 3.000%
             to be repurchased at $6,976,744 on 01/03/2000,
             collateralized by $6,010,000 U.S. Treasury Bond
             8.125% due 08/15/2021, market value $7,114,518.....   $  6,975,000
                                                                   ------------

TOTAL INVESTMENTS
 (Cost $356,631,691*)....  108.8% $451,489,646
OTHER ASSETS AND
 LIABILITIES (Net)^ .....  (8.8)%  (36,563,848)
                          ------- ------------
NET ASSETS...............  100.0% $414,925,798
                          ======= ============

NET ASSETS consist of:
Undistributed net investment
 income.......................... $  5,837,030
Accumulated net realized gain on
 investments and futures
 contracts.......................   31,743,188
Net unrealized appreciation of
 investments and futures
 contracts.......................   94,964,268
Paid-in capital..................  282,381,312
                                  ------------
Total Net Assets................. $414,925,798
                                  ============
NET ASSET VALUE, offering price
 and redemption price per share
 of beneficial interest
 outstanding..................... $      22.89
                                  ============

Number of Portfolio shares
 outstanding.....................   18,126,124
                                  ============

-----------
  * Aggregate cost for federal tax purposes was $356,888,322.
  + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from reg-istration, normally to qualified institutional buyers.
  # Rate represents annualized yield at date of purchase.^
  ## Security pledged as collateral for open futures contracts.
  ^ Other liabilities representing greater than 5% of total net assets include the following:

     Payable for
     securities
     purchased....  $37,633,051

                      See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                        Endeavor Money Market Portfolio

                               December 31, 1999

 Principal                                                         Value (Note
   Amount                                                               1)
 ---------                                                         ------------

 COMMERCIAL PAPER --  69.4%
 $4,000,000 Abbey National North America,
             5.900% due 03/06/00#...............................   $  3,957,389
  4,500,000 Anheuser-Busch Companies, Inc.,
             5.950% due 02/18/00#...............................      4,464,300
  4,000,000 ANZ (DE), Inc.,
             5.830% due 01/20/00#...............................      3,987,692
  4,000,000 Associates Corporation of North America,
             5.920% due 03/03/00#...............................      3,959,218
  4,000,000 AT&T Corporation,
             5.840% due 02/28/00#...............................      3,962,364
  4,400,000 Bank of America Corporation,
             6.040% due 03/07/00#...............................      4,351,277
  4,000,000 Bellsouth Capital Funding,
             5.830% due 03/13/00#...............................      3,953,360
  4,000,000 Chevron USA, Inc.,
             5.940% due 01/21/00#...............................      3,986,800
  4,000,000 CIT Group, Inc.,
             5.920% due 01/20/00#...............................      3,987,502
  4,000,000 Clorox Company,
             6.150% due 01/20/00#...............................      3,986,333
  3,900,000 DaimlerChrysler North America Holding,
             5.740% due 01/31/00#...............................      3,881,345
  4,100,000 Eastman Kodak Company,
             5.840% due 01/20/00#...............................      4,087,363
  4,000,000 Emerson Electric Company,
             5.900% due 01/31/00#...............................      3,980,333
  3,700,000 General Electric Capital Corporation,
             5.760% due 02/22/00#...............................      3,669,216
  4,000,000 Household Finance Corporation,
             5.860% due 02/24/00#...............................      3,964,840
  4,000,000 International Lease Finance Corporation,
             5.970% due 02/22/00#...............................      3,965,507
  4,300,000 Merrill Lynch & Company, Inc.,
             5.910% due 02/29/00#...............................      4,258,351
  4,000,000 Metlife Funding, Inc.,
             5.940% due 02/29/00#...............................      3,961,060
  2,300,000 Monsanto Company,
             5.74% due 1/24/00#.................................      2,291,595
  4,000,000 Motorola, Inc.,
             5.72% due 3/24/00#.................................      3,946,419
  4,000,000 National Rural Utilities
             Cooperative Finance Corporation,
             5.81% due 3/6/00#..................................      3,957,750
  4,000,000 Prudential Funding Corporation,
             6.25% due 1/18/00#.................................      3,988,194
  4,000,000 Toyota Motor Credit Corporation,
             5.80% due 2/25/00#.................................      3,964,556
  3,000,000 USAA Capital Corporation,
             5.75% due 1/27/00#.................................      2,987,542
                                                                   ------------

     Total Commercial Paper (Cost $93,500,306).. 93,500,306
                                                 ----------

  Principal                                                        Value (Note
   Amount                                                               1)
  ---------                                                        ------------

 CERTIFICATES OF DEPOSIT (Yankee) -- 2.2%
 $ 1,000,000 Bank of Austria, New York,
              5.04% due 1/12/00.................................   $    999,991
   2,000,000 Commerzbank AG, New York,
              5.09% due 2/16/00.................................      1,999,964
                                                                   ------------
             Total Certificates of Deposit (Cost $2,999,955)....      2,999,955
                                                                   ------------

 REPURCHASE AGREEMENTS -- 7.2% (Cost $9,702,000)
   9,702,000 Agreement with J.P. Morgan Securities, Inc., 3.000%
              to be repurchased at $9,702,809 on 01/03/2000,
              collateralized by $8,360,000 U.S. Treasury Bond
              8.125% due 08/15/21, market value $9,896,066 .....      9,702,000
                                                                   ------------

 U.S. GOVERNMENT AGENCY SECURITIES -- 23.6%
  12,000,000 Federal Home Loan Bank (FHLB),
              5.61% due 2/11/00#................................     11,923,398
  10,000,000 Federal Home Loan Mortgage Corporation (FHLMC),
              5.59% due 2/8/00#.................................      9,940,995
  10,000,000 Federal National Mortgage Association (FNMA),
              5.59% due 2/24/00# ...............................      9,916,150
                                                                   ------------
             Total U.S. Government Agency Securities
              (Cost $31,780,543)................................     31,780,543
                                                                   ------------

TOTAL INVESTMENTS (Cost $137,982,804*)...................  102.4%   137,982,804
                                                                   ------------
OTHER ASSETS AND LIABILITIES (Net) ......................   (2.4%)   (3,204,090)
                                                          -------  ------------
NET ASSETS ..............................................  100.0%  $134,778,714
                                                          =======  ============

NET ASSETS consist of:
Accumulated net realized gain on investments.....................  $      4,453
Paid-in capital..................................................   134,774,261
                                                                   ------------
Total Net Assets.................................................  $134,778,714
                                                                   ============
NET ASSET VALUE, offering price and redemption price per share of
 beneficial interest outstanding.................................  $       1.00
                                                                   ============
Number of Portfolio shares outstanding...........................   134,774,261
                                                                   ============

-----------
  * Aggregate cost for federal tax purposes.
  # Rate represents annualized discount yield at date of purchase.

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                     T. Rowe Price Equity Income Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- 95.2%
  Aerospace and Defense -- 1.5%
     112,100 Lockheed Martin Corporation.........................   $  2,452,187
      28,400 TRW, Inc. ..........................................      1,475,025
                                                                    ------------
                                                                       3,927,212
                                                                    ------------

  Automotive -- 1.3%
      25,300 Dana Corporation....................................        757,419
      15,000 General Motors Corporation..........................      1,090,312
      70,350 Genuine Parts Company...............................      1,745,559
                                                                    ------------
                                                                       3,593,290
                                                                    ------------

  Banking and Finance -- 6.7%
      32,900 Bank of America Corporation.........................      1,651,169
      63,282 Bank One Corporation................................      2,028,979
      10,564 Chase Manhattan Corporation.........................        820,691
      67,473 Citigroup, Inc. ....................................      3,748,969
      42,900 Firstar Corporation.................................        906,262
      35,400 KeyCorp.............................................        783,225
      50,300 Mercantile Bankshares Corporation...................      1,606,456
      22,800 Morgan (J.P.) & Company, Inc. ......................      2,887,050
      51,500 National City Corporation...........................      1,219,906
      52,030 Wells Fargo Company.................................      2,103,963
                                                                    ------------
                                                                      17,756,670
                                                                    ------------

  Building and Construction -- 0.6%
      44,400 Armstrong World Industries, Inc. ...................      1,481,850
                                                                    ------------

  Computer Service and Software -- 0.4%
      40,900 Compaq Computer Corporation.........................      1,106,856
                                                                    ------------

  Consumer Products -- 4.4%
      89,800 Pall Corporation....................................      1,936,312
      81,100 Philip Morris Companies, Inc. ......................      1,880,506
      63,400 Stanley Works.......................................      1,909,925
      42,400 Tupperware Corporation..............................        718,150
      29,500 Unilever NV, CVA....................................      1,630,304
      91,000 UST, Inc. ..........................................      2,292,062
      20,800 Whirlpool Corporation...............................      1,353,300
                                                                    ------------
                                                                      11,720,559
                                                                    ------------

  Cosmetics and Toiletries -- 2.5%
      74,500 International Flavors & Fragrances, Inc. ...........      2,812,375
      57,200 Kimberly-Clark Corporation..........................      3,732,300
                                                                    ------------
                                                                       6,544,675
                                                                    ------------

  Diversified -- 3.7%
     106,300 Disney (Walt) Company...............................      3,109,275
      42,300 Fortune Brands, Inc. ...............................      1,398,544
      59,700 Hasbro, Inc. .......................................      1,138,031

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

  Diversified -- (Continued)
      13,288 Honeywell International, Inc. ......................   $    766,523
      26,900 PPG Industries, Inc. ...............................      1,682,931
      79,200 Xerox Corporation...................................      1,796,850
                                                                    ------------
                                                                       9,892,154
                                                                    ------------

  Diversified Chemicals -- 2.2%
      18,900 Dow Chemical Company................................      2,525,513
      50,000 du Pont (E.I.) de Nemours & Company.................      3,293,750
                                                                    ------------
                                                                       5,819,263
                                                                    ------------

  Electrical Equipment -- 2.6%
      44,200 Boeing Company......................................      1,837,063
      34,207 Cooper Industries, Inc. ............................      1,383,246
      21,000 Hewlett-Packard Company.............................      2,392,688
      43,600 Hubbell, Inc., Class B..............................      1,188,100
                                                                    ------------
                                                                       6,801,097
                                                                    ------------

  Energy Services -- 1.8%
      42,000 Duke Energy Corporation.............................      2,105,250
      42,900 Niagara Mohawk Holdings, Inc.+ .....................        597,919
      50,600 Reliant Energy, Inc. ...............................      1,157,475
      36,511 Scottish Power Plc..................................      1,022,308
                                                                    ------------
                                                                       4,882,952
                                                                    ------------

  Financial Services -- 5.4%
      41,800 American General Corporation........................      3,171,575
      38,300 Block (H&R), Inc. ..................................      1,675,625
      50,900 Fannie Mae..........................................      3,178,069
      96,858 Fleet Boston Financial Corporation..................      3,371,869
      88,674 St. Paul Companies, Inc. ...........................      2,987,205
                                                                    ------------
                                                                      14,384,343
                                                                    ------------

  Food and Beverages -- 7.5%
      37,100 Anheuser-Busch Companies, Inc. .....................      2,629,462
      33,700 Brown-Forman Corporation, Class B...................      1,929,325
      43,500 Campbell Soup Company...............................      1,682,906
     100,000 General Mills, Inc. ................................      3,575,000
      58,600 Heinz (H.J.) Company................................      2,333,012
      47,100 Hershey Foods Corporation...........................      2,237,250
      39,600 Kellogg Company.....................................      1,220,175
      70,500 McCormick & Company, Inc. ..........................      2,097,375
      32,400 Quaker Oats Company.................................      2,126,250
                                                                    ------------
                                                                      19,830,755
                                                                    ------------

  Insurance -- 2.9%
      34,900 Chubb Corporation...................................      1,965,306
      36,400 Lincoln National Corporation........................      1,456,000

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                     T. Rowe Price Equity Income Portfolio

                               December 31, 1999

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Insurance -- (Continued)
      52,300 SAFECO Corporation..................................   $  1,300,963
      62,700 UnumProvident Corporation...........................      2,010,319
      17,000 XL Capital Ltd., Class A............................        881,875
                                                                    ------------
                                                                       7,614,463
                                                                    ------------

  Lodging -- 1.2%
     127,100 Hilton Hotels Corporation...........................      1,223,338
      80,126 Starwood Hotels and Resorts Worldwide, Inc. ........      1,882,961
                                                                    ------------
                                                                       3,106,299
                                                                    ------------

  Media and Communications -- 2.2%
      58,200 Dun & Bradstreet Corporation........................      1,716,900
      45,800 Knight-Ridder, Inc. ................................      2,725,100
      46,600 Reader's Digest Association, Inc., Class A..........      1,363,050
                                                                    ------------
                                                                       5,805,050
                                                                    ------------

  Medical Supplies and Equipment -- 0.6%
      20,600 Becton, Dickinson & Company.........................        551,050
     317,700 Smith & Nephew Plc..................................      1,077,680
                                                                    ------------
                                                                       1,628,730
                                                                    ------------

  Metals and Mining -- 3.3%
      42,000 Inco, Ltd.+ ........................................        987,000
      31,600 Minnesota Mining & Manufacturing Company............      3,092,850
      57,836 Newmont Mining Corporation..........................      1,416,982
      23,500 Phelps Dodge Corporation............................      1,577,438
      21,100 Reynolds Metals Company.............................      1,616,788
                                                                    ------------
                                                                       8,691,058
                                                                    ------------

  Paper and Paper Products -- 3.3%
      52,900 Consolidated Papers, Inc. ..........................      1,682,881
      87,700 Fort James Corporation..............................      2,400,788
      83,993 International Paper Company.........................      4,740,355
                                                                    ------------
                                                                       8,824,024
                                                                    ------------

  Petroleum -- Domestic -- 2.2%
      52,500 Atlantic Richfield Company (ARCO)...................      4,541,250
      53,600 USX-Marathon Group..................................      1,323,250
                                                                    ------------
                                                                       5,864,500
                                                                    ------------

  Petroleum -- International -- 11.0%
      47,800 Amerada Hess Corporation............................      2,712,650
      74,474 BP Amoco Plc, Sponsored ADR.........................      4,417,239
      42,000 Chevron Corporation.................................      3,638,250
     107,462 Exxon Mobil Corporation.............................      8,657,387

                                                                     Value
   Shares                                                           (Note 1)
 -----------                                                      ------------

  Petroleum -- International -- (Continued)
      25,700 Phillips Petroleum Company........................   $  1,207,900
      50,400 Royal Dutch Petroleum Company, NY Shares..........      3,046,050
      56,700 Texaco, Inc. .....................................      3,079,519
      73,100 Unocal Corporation................................      2,453,419
                                                                  ------------
                                                                    29,212,414
                                                                  ------------

  Pharmaceuticals -- 3.8%
      47,100 Abbott Laboratories...............................      1,710,319
     102,100 American Home Products Corporation................      4,026,569
      19,000 Merck & Company, Inc. ............................      1,274,188
      68,390 Pharmacia & Upjohn, Inc. .........................      3,077,550
                                                                  ------------
                                                                    10,088,626
                                                                  ------------

  Photography Equipment and Supplies -- 1.2%
      46,300 Eastman Kodak Company.............................      3,067,375
                                                                  ------------

  Printing and Publishing -- 1.1%
      48,200 Donnelley (R.R.) & Sons Company...................      1,195,962
      25,300 Dow Jones & Company, Inc. ........................      1,720,400
                                                                  ------------
                                                                     2,916,362
                                                                  ------------

  Railroads -- 2.0%
     120,400 Norfolk Southern Corporation......................      2,468,200
      62,400 Union Pacific Corporation.........................      2,722,200
                                                                  ------------
                                                                     5,190,400
                                                                  ------------

  Real Estate -- 1.4%
      52,200 Rouse Company.....................................      1,109,250
      82,832 Simon Property Group, Inc. .......................      1,899,959
      20,600 Vornado Realty Trust..............................        669,500
                                                                  ------------
                                                                     3,678,709
                                                                  ------------

  Retail -- 1.6%
      39,650 May Department Stores Company.....................      1,278,712
      33,600 Penney (J.C.) Company, Inc. ......................        669,900
      64,000 Rite Aid Corporation..............................        716,000
     102,700 Toys "R" Us, Inc.+................................      1,469,894
                                                                  ------------
                                                                     4,134,506
                                                                  ------------

  Specialty Chemicals -- 2.3%
      56,006 CK Witco Corporation..............................        749,080
      49,200 Great Lakes Chemical Corporation..................      1,878,825
      76,200 Hercules, Inc. ...................................      2,124,075
      28,500 Imperial Chemical Industries Plc, Sponsored ADR...      1,213,031
                                                                  ------------
                                                                     5,965,011
                                                                  ------------


                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                     T. Rowe Price Equity Income Portfolio

                               December 31, 1999

                                                                   Value (Note
   Shares                                                               1)
 -----------                                                       ------------

 COMMON STOCK -- (Continued)
  Telecommunications -- 8.4%
      46,400 ALLTEL Corporation.................................   $  3,836,700
      26,650 AT&T Corporation...................................      1,352,487
      38,300 BCE, Inc. .........................................      3,454,181
      21,300 BellSouth Corporation..............................        997,106
      60,900 GTE Corporation....................................      4,297,256
     106,574 SBC Communications, Inc. ..........................      5,195,483
      42,200 US West, Inc. .....................................      3,038,400
                                                                   ------------
                                                                     22,171,613
                                                                   ------------

  Transportation Services -- 0.4%
      26,100 Burlington Northern Santa Fe Corporation...........        632,925
      14,700 GATX Corporation...................................        496,125
                                                                   ------------
                                                                      1,129,050
                                                                   ------------

  Utilities -- 5.0%
     115,100 Baker Hughes, Inc. ................................      2,424,294
      51,100 Bell Atlantic Corporation..........................      3,145,844
      38,200 DQE, Inc. .........................................      1,322,675
      38,100 Entergy Corporation................................        981,075
      61,650 FirstEnergy Corporation............................      1,398,684
      73,600 Southern Company...................................      1,729,600
      34,600 TECO Energy, Inc. .................................        642,263
      47,300 Unicom Corporation.................................      1,584,550
                                                                   ------------
                                                                     13,228,985
                                                                   ------------

  Waste Disposal -- 0.7%
     104,162 Waste Management, Inc. ............................      1,790,284
                                                                   ------------

             Total Common Stock
              (Cost $238,341,877)...............................    251,849,135
                                                                   ------------

  Principal
   Amount
 -----------

  COMMERCIAL PAPER -- 6.2%
  $3,000,000 Aon Corporation,
              6.550% due 02/04/00#..............................      2,981,442
   2,000,000 Corporate Asset Funding,
              6.050% due 01/27/00#..............................      1,991,261
   3,000,000 Dexia Finance Company,
              6.500% due 01/20/00#..............................      2,989,708
   3,923,000 Greenwich Funding Corporation, 6.000% due
              02/07/00#.........................................      3,898,808
   2,593,000 Harvard University,
              5.000% due 01/03/00#..............................      2,592,280
   2,000,000 Motiva Enterprise,
              6.500% due 01/13/00#..............................      1,995,667
                                                                   ------------

             Total Commercial Paper
              (Cost $16,449,166)................................     16,449,166
                                                                   ------------

                   Value (Note
                        1)
                   -----------

TOTAL INVESTMENTS (Cost $254,791,043*)..................... 101.4% $268,298,301
OTHER ASSETS AND LIABILITIES (Net)......................... (1.4%)  (3,580,075)
                                                            ------ ------------
NET ASSETS ................................................ 100.0% $264,718,226
                                                            ====== ============

NET ASSETS consist of:
Undistributed net
 investment income..... $  5,076,774
Accumulated net
 realized gain on
 investments, foreign
 currencies and net
 other assets..........   22,021,090
Net unrealized
 appreciation of
 investments, foreign
 currencies and net
 other assets..........   13,506,678
Paid-in capital........  224,113,684
                        ------------
Total Net Assets....... $264,718,226
                        ============
NET ASSET VALUE,
 offering price and
 redemption price per
 share of beneficial
 interest outstanding.. $      19.50
                        ============

Number of Portfolio
 shares outstanding....   13,575,001
                        ============

-----------
  * Aggregate cost for federal tax purposes was $254,960,366.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.

Abbreviation:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      T. Rowe Price Growth Stock Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- 96.1%
  Banking and Finance -- 9.3%
      25,530 Bank of America Corporation.........................   $  1,281,287
      62,400 Bank of New York Company, Inc. .....................      2,496,000
     114,648 Citigroup, Inc. ....................................      6,370,129
      40,700 Fannie Mae..........................................      2,541,206
     107,900 Firstar Corporation.................................      2,279,387
     126,300 Freddie Mac.........................................      5,943,994
      51,000 HSBC Holdings Plc...................................        715,122
      57,900 Wells Fargo Company.................................      2,341,331
                                                                    ------------
                                                                      23,968,456
                                                                    ------------

  Business Services -- 0.9%
      11,200 Lexmark International Group, Inc., Class A+.........      1,013,600
      25,700 Randstad Holding N.V. ..............................      1,237,367
                                                                    ------------
                                                                       2,250,967
                                                                    ------------

  Computer Service and Software -- 18.5%
      35,800 3Com Corporation+...................................      1,682,600
      43,400 America Online, Inc.+...............................      3,273,987
      40,000 Automatic Data Processing, Inc. ....................      2,155,000
      36,400 BMC Software, Inc.+.................................      2,909,725
      55,100 Ceridian Corporation+...............................      1,188,094
      47,800 Cisco Systems, Inc.+................................      5,120,575
       9,600 Citrix Systems, Inc.+...............................      1,180,800
       1,400 CMGI, Inc.+.........................................        387,625
      40,700 Computer Associates International, Inc. ............      2,846,456
      74,300 Dell Computer Corporation+..........................      3,789,300
      32,000 Fujitsu, Ltd. ......................................      1,459,528
       6,666 Getronics N.V.......................................        531,775
      41,000 Intel Corporation...................................      3,374,812
      74,500 Microsoft Corporation+..............................      8,697,875
      28,400 Oracle Corporation+.................................      3,182,575
      53,700 Parametric Technology Corporation+..................      1,453,256
      19,600 Sun Microsystems, Inc.+.............................      1,517,775
      10,350 VERITAS Software Corporation+.......................      1,481,344
       3,200 Yahoo!, Inc.+.......................................      1,384,600
                                                                    ------------
                                                                      47,617,702
                                                                    ------------

  Consumer Products -- 3.3%
      13,400 Colgate-Palmolive Company...........................        871,000
      28,300 Corning, Inc. ......................................      3,648,931
       9,100 Gillette Company....................................        374,806
      48,500 Masco Corporation...................................      1,230,687
      19,000 NIKE, Inc., Class B.................................        941,687
      56,800 Philip Morris Companies, Inc. ......................      1,317,050
                                                                    ------------
                                                                       8,384,161
                                                                    ------------

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Diversified -- 8.9%
       3,500 American Express Company............................   $    581,875
          24 Berkshire Hathaway, Inc., Class A+..................      1,346,400
      38,400 First Data Corporation..............................      1,893,600
      35,600 General Electric Company............................      5,509,100
      22,700 Honeywell International, Inc. ......................      1,309,506
     219,100 Hutchison Whampoa, Ltd. ............................      3,184,962
       2,100 PE Corporation-PE Biosystems Group..................        252,656
     256,200 Rentokil Initial Plc................................        934,244
      27,800 Teleflex, Inc. .....................................        870,487
     183,260 Tomkins Plc.........................................        595,000
     139,644 Tyco International, Ltd. ...........................      5,428,660
      17,800 Waters Corporation+.................................        943,400
                                                                    ------------
                                                                      22,849,890
                                                                    ------------

  Electronic Components -- 7.1%
      34,000 Altera Corporation+.................................      1,685,125
       8,700 Epcos AG+...........................................        652,849
      43,500 Flextronics International, Ltd.+....................      2,001,000
      19,600 Hewlett-Packard Company.............................      2,233,175
      17,100 Koninklijke (Royal) Philips Electronics N.V. .......      2,325,237
       5,000 Kyocera Corporation.................................      1,296,858
      52,500 Maxim Integrated Products, Inc.+....................      2,477,344
      25,700 Solectron Corporation+..............................      2,444,712
       3,000 Sony Corporation....................................        889,694
      23,000 Texas Instruments, Inc. ............................      2,228,125
                                                                    ------------
                                                                      18,234,119
                                                                    ------------

  Entertainment and Leisure -- 1.0%
       8,407 Disney (Walt) Company...............................        245,905
      25,600 Fox Entertainment Group, Inc., Class A+.............        638,400
      67,200 Mirage Resorts, Inc.+...............................      1,029,000
      32,300 Starwood Hotels & Resorts Worldwide, Inc. ..........        759,050
                                                                    ------------
                                                                       2,672,355
                                                                    ------------

  Financial Services -- 2.6%
       8,600 AMBAC Financial Group, Inc. ........................        448,812
      50,400 Associates First Capital Corporation, Class A.......      1,382,850
      41,000 Capital One Financial Corporation...................      1,975,687
      24,500 Hartford Financial Services Group (The), Inc. ......      1,160,687
      12,700 Morgan Stanley Dean Witter & Company................      1,812,925
                                                                    ------------
                                                                       6,780,961
                                                                    ------------

  Food and Beverages -- 1.1%
      90,000 Compass Group Plc...................................      1,235,705
      49,000 PepsiCo, Inc. ......................................      1,727,250
                                                                    ------------
                                                                       2,962,955
                                                                    ------------


                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                      T. Rowe Price Growth Stock Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Health Care Services -- 5.5%
      36,200 American Home Products Corporation..................   $  1,427,638
      22,000 Amgen, Inc.+........................................      1,321,375
      43,800 Bristol-Myers Squibb Company........................      2,811,413
      30,600 IMS Health, Inc. ...................................        831,938
      17,200 Johnson & Johnson...................................      1,601,750
      22,800 Lilly (Eli) & Company...............................      1,516,200
      36,100 United HealthCare Corporation.......................      1,917,813
      41,500 Wellpoint Health Networks, Inc.+....................      2,736,406
                                                                    ------------
                                                                      14,164,533
                                                                    ------------

  Insurance -- 1.7%
      91,300 Ace Ltd. ...........................................      1,523,569
       1,800 Fairfax Financial Holdings, Ltd.+...................        306,131
       1,200 Fairfax Financial Holdings, Ltd.++..................        204,087
      40,632 Mutual Risk Management, Ltd. .......................        683,126
      19,800 PartnerRe, Ltd. ....................................        642,263
      19,700 UnumProvident Corporation...........................        631,631
       9,800 XL Capital, Ltd., Class A...........................        508,375
                                                                    ------------
                                                                       4,499,182
                                                                    ------------

  Machinery -- 2.9%
      20,300 Applied Materials, Inc.+............................      2,571,756
      30,300 Danaher Corporation.................................      1,461,975
      14,000 Mannesmann AG.......................................      3,412,564
                                                                    ------------
                                                                       7,446,295
                                                                    ------------

  Media and Communications -- 6.2%
       5,000 AMFM, Inc.+.........................................        391,250
      42,500 AT&T Corporation--Liberty Media Group, Class A+.....      2,411,875
      27,500 Charter Communications, Inc., Class A+..............        601,562
      21,600 Clear Channel Communications, Inc.+.................      1,927,800
      38,400 Comcast Corporation, Special
              Class A............................................      1,941,600
      43,600 Infinity Broadcasting Corporation, Class A+.........      1,577,775
      36,500 MediaOne Group, Inc.+...............................      2,803,656
      30,800 Omnicom Group, Inc. ................................      3,080,000
      17,600 Time Warner, Inc. ..................................      1,274,900
                                                                    ------------
                                                                      16,010,418
                                                                    ------------

  Medical Products -- 0.7%
      28,400 Baxter International, Inc. .........................      1,783,875
                                                                    ------------
  Oil and Gas -- 0.5%
      58,100 Baker Hughes, Inc. .................................      1,223,731
                                                                    ------------


                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Paper and Paper Products -- 0.5%
      19,528 Kimberly-Clark Corporation..........................   $  1,274,202
                                                                    ------------

  Petroleum -- International -- 2.7%
      19,000 Chevron Corporation.................................      1,645,875
      33,796 Exxon Mobil Corporation.............................      2,722,677
      46,900 Royal Dutch Petroleum Company, NY Shares............      2,834,519
                                                                    ------------
                                                                       7,203,071
                                                                    ------------

  Pharmaceuticals -- 4.3%
      13,300 Genentech, Inc.+....................................      1,788,850
      29,800 Merck & Company, Inc. ..............................      1,998,463
      66,000 Pfizer, Inc. .......................................      2,140,875
      50,100 Schering-Plough Corporation.........................      2,113,594
      37,600 Warner-Lambert Company..............................      3,080,850
                                                                    ------------
                                                                      11,122,632
                                                                    ------------

  Publishing -- 1.1%
      16,800 Tribune Company.....................................        925,050
      29,500 Ver Ned Uitgevers...................................      1,550,471
       9,200 Wolters Kluwer N.V. ................................        311,361
                                                                    ------------
                                                                       2,786,882
                                                                    ------------

  Real Estate -- 0.4%
      28,100 Crescent Real Estate Equities Company...............        516,338
      28,675 Security Capital U.S. Realty+.......................        403,242
                                                                    ------------
                                                                         919,580
                                                                    ------------

  Retail -- 7.1%
      23,500 Cifra S.A. de CV, ADR, V Shares+....................        470,000
      42,418 CVS Corporation.....................................      1,694,069
      20,400 Dayton Hudson Corporation...........................      1,498,125
      54,000 Home Depot, Inc. ...................................      3,702,375
      20,900 Koninklijke Ahold NV................................        618,704
      76,200 Kroger Company+.....................................      1,438,275
      23,000 McDonald's Corporation..............................        927,188
      79,500 Safeway, Inc.+......................................      2,827,219
      43,000 Staples, Inc.+......................................        892,250
      62,500 Wal-Mart Stores, Inc. ..............................      4,320,313
                                                                    ------------
                                                                      18,388,518
                                                                    ------------

  Telecommunications -- 9.3%
      44,600 CBS Corporation+....................................      2,851,613
       7,800 General Instrument Corporation+.....................        663,000
       8,000 JDS Uniphase Corporation+...........................      1,290,500
      39,390 Lucent Technologies, Inc. ..........................      2,946,864
      76,331 MCI WorldCom, Inc.+.................................      4,050,287
      19,500 Nextel Communications, Inc.,
              Class A+...........................................      2,010,938

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                     T. Rowe Price Growth Stock Portfolio

                               December 31, 1999

                                                                      Value
   Shares                                                            (Note 1)
 -----------                                                       ------------

 COMMON STOCK -- (Continued)
  Telecommunications -- (Continued)
          48 Nippon Telegraph & Telephone Corporation...........   $    822,158
       8,100 Nokia Corporation, Sponsored ADR...................      1,539,000
      17,100 SBC Communications, Inc. ..........................        833,625
      27,900 Sprint Corporation (FON Group).....................      1,878,019
     568,500 Telecom Italia Mobile (TIM) S.p.A. ................      2,708,501
      81,400 Telecom Italia S.p.A. .............................      1,147,862
      24,550 Vodafone AirTouch Plc, Sponsored ADR...............      1,215,225
                                                                   ------------
                                                                     23,957,592
                                                                   ------------

  Transportation -- 0.5%
      17,600 Kansas City Southern Industries, Inc. .............      1,313,400
                                                                   ------------

             Total Common Stock (Cost $183,649,546).............    247,815,477
                                                                   ------------

 PREFERRED STOCK -- 0.8%
      15,500 Telecomunicacoes Brasileiras S.A., Sponsored ADR+..      1,991,750
                                                                   ------------
             Total Preferred Stock (Cost $1,286,207)............      1,991,750
                                                                   ------------

  Principal
   Amount
 -----------

 COMMERCIAL PAPER -- 3.4%
  $3,000,000 Corporate Asset Funding,
              6.050% due 01/27/2000#............................      2,986,892
   2,000,000 Greenwich Funding Corporation, 6.000% due
              02/07/2000#.......................................      1,987,667
   1,941,000 Harvard University,
              5.000% due 01/03/2000#............................      1,940,461
   2,000,000 Sand Dollar Funding LLC,
              6.00% due 02/28/2000#.............................      1,980,668
                                                                   ------------
             Total Commercial Paper (Cost $8,895,687)...........      8,895,688
                                                                   ------------

TOTAL INVESTMENTS
 (Cost $193,831,440*)..................................... 100.3%   258,702,915
OTHER ASSETS AND LIABILITIES (Net)........................  (0.3%)     (823,850)
                                                           ------  ------------
NET ASSETS................................................ 100.0%  $257,879,065
                                                           ======  ============

NET ASSETS consist of:
Undistributed net
 investment income..... $    254,339
Accumulated net
 realized gain on
 investments, foreign
 currencies and net
 other assets..........   26,852,742
Net unrealized
 appreciation of
 investments, foreign
 currencies and net
 other assets..........   64,871,186
Paid-in capital........  165,900,798
                        ------------
Total Net Assets....... $257,879,065
                        ============
NET ASSET VALUE,
 offering price and
 redemption price per
 share of beneficial
 interest outstanding.. $      28.73
                        ============
Number of Portfolio
 shares outstanding....    8,975,031
                        ============

-----------
  * Aggregate cost for federal tax purposes, was $194,342,247.
  + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  # Rate represents annualized yield at date of purchase.

Abbreviation:
ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                               December 31, 1999

                                                                   Value (Note
   Shares                                                               1)
 -----------                                                       ------------

 COMMON STOCK -- 95.1%
  Argentina -- 0.2%
       7,806 Banco de Galicia y Buenos Aries S.A. de C.V., ADR..   $    154,656
       4,858 Banco Frances del Rio de la Plata S.A., Sponsored
              ADR...............................................        115,074
       7,150 Telefonos de Argentina S.A., Sponsored ADR.........        220,756
                                                                   ------------
                                                                        490,486
                                                                   ------------

  Australia -- 2.1%
      13,000 Brambles Industries Ltd. ..........................        359,499
      20,520 Broken Hill Proprietary Company Ltd. ..............        269,441
     110,743 Colonial Ltd.+.....................................        495,106
      34,064 Commonwealth Bank of Australia.....................        586,582
      24,650 Lend Lease Corporation Ord. .......................        345,339
           1 National Australia Bank Ltd. ......................             15
      71,106 News Corporation (The) Ltd. .......................        690,413
      66,000 Publishing and Broadcasting Ltd. ..................        503,916
      46,000 Tabcorp Holdings Ltd. .............................        311,473
      28,000 Telstra Corporation Ltd. ..........................         98,711
     122,049 Telstra Corporation Ltd.+ .........................        663,436
      77,395 Westpac Banking Corporation........................        533,859
                                                                   ------------
                                                                      4,857,790
                                                                   ------------

  Belgium -- 1.0%
         445 Dexia Belgium (Credit Communal)....................         71,313
      24,298 Fortis Class B.....................................        876,665
      19,810 KBC Bancassurance Holding..........................      1,067,519
       1,100 Societe Europeenne des Satellites..................        156,224
       2,750 UCB S.A. ..........................................        119,246
                                                                   ------------
                                                                      2,290,967
                                                                   ------------

  Brazil -- 1.5%
       9,895 Cemig-CIA Energetica Minas Gerais, Sponsored ADR...        221,836
      10,959 Pao De Acucar ADS..................................        354,113
      21,305 Telecomunicacoes de Sao Paulo......................      2,737,692
       7,073 Unibanco-Uniao De Bancos Brasileirs, GDR...........        213,074
                                                                   ------------
                                                                      3,526,715
                                                                   ------------

  Canada -- 0.8%
       7,210 Alcan Aluminum Ltd. ...............................        296,691
      17,770 Celestica, Inc. ...................................        986,235
       3,630 Nortel Networks Corporation........................        366,772
       3,920 Royal Bank of Canada...............................        172,442
                                                                   ------------
                                                                      1,822,140
                                                                   ------------
  China -- 0.1%
      18,100 Huaneng Power International, Inc., ADR++...........        191,181
                                                                   ------------

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Denmark -- 0.3%
       2,080 Den Danske Bank.....................................   $    228,018
       4,980 Tele Danmark AS, Series B...........................        370,017
       1,950 UniDanmark AS, Series A.............................        137,233
                                                                    ------------
                                                                         735,268
                                                                    ------------

  Finland -- 2.0%
      25,590 Nokia AB, Class A...................................      4,639,596
                                                                    ------------

  France -- 10.2%
       5,946 Alcatel.............................................      1,365,517
       6,280 Aventis S.A., Series A..............................        364,983
       9,710 Axa Company+........................................    1,353,607
      10,720 Banque Nationale de Paris...........................        989,071
       3,790 Cap Gemini S.A. ....................................        962,005
      10,790 Carrefour S.A. .....................................      1,989,973
       4,280 Compagnie de Saint-Gobain...........................        804,869
         700 Danone..............................................        164,988
       1,813 Dexia France........................................        300,401
       7,292 Equant NV+..........................................        827,767
       3,620 Hermes International................................        546,208
       2,156 Lafarge S.A. Bearer Shares..........................        251,041
       3,633 Legrand S.A. .......................................        864,702
         302 L'OREAL.............................................        242,287
       2,830 Pinault-Printemps-Redoute S.A. .....................        746,836
      27,316 Sanofi S.A. ........................................      1,137,431
      14,182 Schneider S.A. .....................................      1,113,502
       3,534 Societe Generale, Class A...........................        822,273
       6,742 Sodexho Alliance S.A. ..............................      1,193,158
       4,080 Television Francaise Shares.........................      2,136,982
      18,620 Total Fina S.A., Class B............................      2,485,037
      29,364 Vivendi.............................................      2,651,569
                                                                    ------------
                                                                      23,314,207
                                                                    ------------

  Germany -- 6.3%
       2,930 Allianz AG..........................................        984,240
      16,083 Bayer AG............................................        761,381
      19,512 Bayerische HypoVereinsbank..........................      1,332,505
           1 Celanese AG.........................................             17
      13,611 Deutsche Bank AG....................................      1,149,557
      18,051 Deutsche Telekom AG.................................      1,285,458
      18,086 Dresdner Bank AG....................................        983,725
      15,400 Gehe AG.............................................        597,199
       5,430 Hoechst AG..........................................        165,722
      19,090 Mannesmann AG.......................................      4,653,274
       7,226 Rhon-Klimikum AG....................................        265,661
       2,040 SAP AG..............................................      1,004,793
       4,808 Siemens AG..........................................        611,653
      13,511 VEBA AG.............................................        656,632
                                                                    ------------
                                                                      14,451,817
                                                                    ------------

  Hong Kong -- 2.9%
     130,800 Cable and Wireless HKT Ltd. ........................        377,753
      53,000 Cheung Kong Holdings Ltd. ..........................        673,281

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Hong Kong -- (Continued)
     307,000 China Telecom.......................................   $  1,919,367
      92,000 CLP Holdings Ltd. ..................................        423,696
      41,000 Dao Heng Bank Group Ltd. ...........................        211,501
      82,000 Henderson Land Development Company..................        526,378
     110,000 Hutchison Whampoa Ltd. .............................      1,599,022
      71,000 New World Development Company Ltd. .................        159,838
     241,000 Pacific Century CyberWorks Ltd. ....................        561,150
      28,000 Sun Hung Kai Properties Ltd. .......................        291,760
                                                                    ------------
                                                                       6,743,746
                                                                    ------------

  India -- 0.6%
       8,000 Hindustan Lever, Ltd. ..............................        413,793
      24,833 ICICI Ltd., Sponsored ADR+..........................        344,558
     111,000 Mahanagar Telephone Niagam Ltd., GDR................        601,494
                                                                    ------------
                                                                       1,359,845
                                                                    ------------

  Ireland -- 0.2%
      12,099 CBT Group Plc, Sponsored ADR........................        405,317
                                                                    ------------

  Italy -- 5.0%
      19,840 Assicurazioni Generali S.p.A. Shares................        655,470
      18,000 Banca Popolare di Brescia...........................      1,592,765
     148,553 Credito Italiano....................................        730,195
     174,772 Ente Nazionale Idrocarburi..........................        961,174
      51,000 Instituto Nazional Assicurazioni Shares.............        135,102
      34,740 Italgas (Societe Italiana II Gas) S.p.A. Shares.....        131,569
      51,765 Mediolanum Shares...................................        677,824
      52,384 San Paolo IMI.......................................        711,784
     104,000 Seat-Pagine Gialle S.p.A. ..........................        341,498
     102,600 Tecnost S.p.A. .....................................        387,540
     127,315 Telecom Italia S.p.A. ..............................      1,795,333
     301,353 Tim S.p.A. .........................................      3,366,235
                                                                    ------------
                                                                      11,486,489
                                                                    ------------

  Japan -- 22.6%
      13,000 Bridgestone Corporation.............................        286,288
      58,000 Canon, Inc. ........................................      2,304,786
      23,000 Citizen Watch Company...............................        146,325
      12,000 Daichi Pharmaceutical Company.......................        156,093
      40,000 Daiwa House Industry Company........................        297,543
          74 DDI Corporation.....................................      1,013,996
      48,000 Denso Corporation...................................      1,146,325
          94 East Japan Railway Company..........................        506,939
       7,700 Fanuc Ltd. .........................................        980,493
          27 Fuji Television Network, Inc. ......................        369,972

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Japan -- (Continued)
      43,000 Fujitsu Ltd. .......................................   $  1,961,241
      44,000 Hitachi Ltd. .......................................        706,274
       4,000 Honda Motor Company Ltd. ...........................        148,772
       7,000 Ito-Yokado Company Ltd. ............................        760,497
      24,000 Kao Corporation.....................................        684,741
      17,000 Kokuyo Company Ltd. ................................        226,290
      17,000 Komori Corporation..................................        324,293
      48,000 Kuraray Company Ltd. ...............................        486,248
      17,000 Kyocera Corporation.................................      4,409,318
      24,000 Makita Corporation..................................        216,110
      37,000 Marui Company Ltd. .................................        552,628
      71,000 Matsushita Electric Industrial Company..............      1,966,624
      44,000 Mitsubishi Corporation..............................        339,787
     203,000 Mitsubishi Heavy Industries Ltd. ...................        677,528
      94,000 Mitsui Fudosan Company Ltd. ........................        636,664
      18,000 Murata Manufacturing Company Ltd. ..................      4,228,247
     105,000 NEC Corporation.....................................      2,502,447
         226 Nippon Telegraph & Telephone Corporation............      3,870,999
      71,000 Nomura Securities Company Ltd. .....................      1,282,128
          75 NTT Mobile Communications Network Shares............      2,884,898
      41,000 Sankyo Company Ltd. ................................        842,713
      58,000 Sekisui Chemical Company Ltd. ......................        257,160
      41,000 Sekisui House Ltd. .................................        363,169
       4,240 Seven-Eleven Japan Company Ltd. New.................        672,291
      18,000 Shinetsu Chemical Company Ltd. .....................        775,179
      22,000 Shiseido Company Ltd. ..............................        320,838
         300 SOFTBANK Corporation................................        287,168
      15,700 Sony Corporation....................................      4,656,063
      50,000 Sumitomo Bank Ltd. .................................        684,643
      78,000 Sumitomo Corporation................................        756,563
      73,000 Sumitomo Electric Industries Ltd. ..................        843,819
      14,000 TDK Corporation.....................................      1,933,444
      17,000 Tokio Marine & Fire Insurance Company...............        198,835
       1,700 Tokyo Electron Ltd. ................................        232,945
      37,000 Toppan Printing Company Ltd. .......................        369,384
     152,000 Toshiba Corporation.................................      1,160,419
      22,000 UNY Company Ltd. ...................................        215,112
      21,000 Yamanouchi Pharmaceutical Company Ltd. .............        733,777
                                                                    ------------
                                                                      51,378,016
                                                                    ------------
  Korea -- 1.2%
      10,000 Korea Telecom Corporation, Sponsored ADR+...........        747,500
       6,343 Pohang Iron & Steel Company Ltd., Sponsored ADR.....        222,005
       5,601 Samsung Electronics Company.........................      1,312,079
         100 Sk Telecom Company Ltd..............................        358,432
                                                                    ------------
                                                                       2,640,016
                                                                    ------------


                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  Mexico -- 1.7%
      16,124 Cemex S.A., Sponsored ADS...........................   $    449,457
      33,180 Cemex S.A., de CV, Class A..........................         53,228
      16,590 Cemex S.A., de CV, Class B+.........................         26,614
     128,340 FEMSA (Fomento Economico Mex S.A.), Units...........        572,959
      75,944 Grupo Modelo S.A., de CV, Series C..................        208,395
       7,585 Grupo Televisa-GDR (2 Part Cert) ...................        517,676
      69,076 Kimberly-Clark de Mexico, Class A...................        269,743
      16,364 Telefonos de Mexicano S.A. de CV, ADS...............      1,840,950
                                                                    ------------
                                                                       3,939,022
                                                                    ------------

  Netherlands -- 7.8%
      35,400 ABN Amro Holdings NV................................        884,285
       3,976 Akzo Nobel NV.......................................        199,440
      19,660 ASM Lithography Holding NV+.........................      2,184,220
      26,954 CSM CVA Non-Exchange Shares.........................        575,568
      49,990 Elsevier NV.........................................        597,180
      31,550 Fortis NV...........................................      1,136,090
       6,254 Gucci Group NV-NY Shares............................        716,083
      41,790 ING Groep NV, CVA Shares............................      2,523,054
       4,254 Koninklijke KPN NV..................................        415,201
      16,248 Philips Electronics Shares..........................      2,209,383
      17,050 Royal Dutch Petroleum Company.......................      1,045,015
      12,721 STMicroelectronics NV+..............................      1,957,861
       4,254 TNT Post Groep NV Shares............................        121,904
       2,726 United Pan-Europe Communications NV.................        348,712
      13,670 VNU NV..............................................        718,472
      64,750 Wolters Kluwer NV...................................      2,191,374
                                                                    ------------
                                                                      17,823,842
                                                                    ------------

  New Zealand -- 0.2%
     103,000 Telecom Corporation of New Zealand, Ltd.+...........        484,357
                                                                    ------------

  Norway -- 0.5%
       5,730 Norsk Hydro ASA.....................................        239,480
      52,450 Orkla ASA, A Shares.................................        903,013
                                                                    ------------
                                                                       1,142,493
                                                                    ------------

  Portugal -- 0.3%
      26,783 Jeronimo Martins SGPS...............................        685,220
                                                                    ------------

  Singapore -- 0.7%
      21,904 Singapore Press Holdings Ltd. (F)...................        474,773
     104,000 Singapore Telecommunications Ltd....................        214,806
     109,272 United Overseas Bank Ltd. (F).......................        964,454
                                                                    ------------
                                                                       1,654,033
                                                                    ------------

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

  Spain -- 2.9%
      14,808 Argentaria S.A......................................   $    347,975
      20,970 Banco Bilbao Vizcaya+...............................        298,666
       3,180 Banco Popular Espanol S.A...........................        207,398
     103,712 Banco Santander Central Hispano S.A. (Banesto)......      1,174,175
      25,988 Endesa S.A..........................................        515,937
      13,767 Gas Natural S.D.G., S.A.............................        317,134
      44,776 Iberdrola S.A.......................................        620,585
      25,293 Repsol S.A..........................................        586,466
     100,937 Telefonica S.A......................................      2,521,387
                                                                    ------------
                                                                       6,589,723
                                                                    ------------

  Sweden -- 3.2%
       4,292 ABB AB+.............................................        523,132
      11,060 Atlas Copco AB, Series B............................        314,589
      50,740 Electrolux Company AB, Series B.....................      1,276,253
      14,280 Ericsson AB, Series B...............................        918,096
      67,230 Hennes & Mauritz AB, Series B.......................      2,252,063
     139,872 Nordbanken Holding AB...............................        822,003
      15,380 Sandvik AB, Series B................................        489,890
      39,094 Securitas AB, Series B..............................        707,625
                                                                    ------------
                                                                       7,303,651
                                                                    ------------

  Switzerland -- 4.4%
       7,413 ABB Ltd.+...........................................        906,664
       3,405 Adecco S.A..........................................      2,651,636
       4,220 Credit Suisse Group, Registered Shares..............        838,806
       1,316 Nestle S.A., Registered Shares......................      2,410,835
         136 Roche Holding AG, Genusch...........................      1,614,269
         795 Swisscom............................................        321,535
       4,857 UBS AG, Registered Shares+..........................    1,311,631
                                                                    ------------
                                                                      10,055,376
                                                                    ------------

  Taiwan -- 1.1%
     130,720 Hon Hai Precision Industry Company Ltd..............      1,235,678
     207,000 Taiwan Semiconductor Manufacturing Company..........      1,101,450
      71,000 United Microelectronics Corporation Ltd.............        253,369
                                                                    ------------
                                                                       2,590,497
                                                                    ------------
  United Kingdom -- 15.3%
      49,000 Abbey National Plc..................................        783,582
      35,433 AstraZeneca Group Plc...............................      1,469,793
      50,980 B G Group Plc.......................................        329,395
      96,000 BP Amoco Common Stock...............................        965,303
     150,000 Cable & Wireless Plc................................      2,541,675
     162,436 Cadbury Schweppes Plc...............................        981,312
      62,200 Caradon Plc.........................................        156,736
      39,600 Centrica Plc+.......................................        112,260

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                               December 31, 1999

                                                                    Value (Note
   Shares                                                                1)
 -----------                                                        ------------

 COMMON STOCK -- (Continued)
  United Kingdom -- (Continued)
     135,000 Compass Group Plc...................................   $  1,853,557
     125,064 Diageo Plc..........................................      1,006,039
      37,000 Electrocomponents Plc...............................        409,398
      14,000 GKN Plc.............................................        220,488
      81,000 Glaxo Wellcome Plc..................................      2,289,688
       9,100 Hays Plc............................................        144,934
      60,000 HSBC Holdings Plc...................................        841,320
     186,000 Kingfisher Plc......................................      2,064,063
      80,000 Ladbroke Group Plc..................................        256,187
      28,000 Laing (John) Plc, Class A...........................        126,187
      66,500 Marconi Plc.........................................      1,175,147
     181,000 National Westminster Bank Plc.......................      3,888,512
      21,470 Rank Group Plc......................................         68,494
     254,000 Reed International Plc..............................      1,901,677
      53,000 Rio Tinto Plc.......................................      1,279,883
      55,000 Safeway, Inc........................................        189,231
     357,000 Shell Transport & Trading Company...................      2,966,927
      58,000 Smith (David S.) Holdings Plc.......................        186,906
     172,900 SmithKline Beecham Plc..............................      2,206,355
     221,800 Tesco Plc...........................................        674,450
     240,364 Tomkins Plc.........................................        780,403
     163,857 Unilever Plc........................................      1,205,609
      51,200 United News & Media Plc.............................        652,530
     222,000 Vodafone AirTouch Plc...............................      1,099,995
                                                                    ------------
                                                                      34,828,036
                                                                    ------------
             Total Common Stock (Cost $142,474,117)..............    217,429,846
                                                                    ------------

 PREFERRED STOCK -- 0.9%
  Australia -- 0.2%
      48,107 News Corporation (The) Ltd..........................        412,148
                                                                    ------------

  Brazil -- 0.6%
   2,650,000 Banco Itau S.A. PN Shares of NPV....................        227,373
   5,860,036 Cemig-CIA Energetica Minas Gerais...................        131,376
   2,896,549 Petroleo Brasiliero S.A. Petrobras..................        737,566
   9,567,586 Telecomunicacoes de Sao Paulo.......................        231,974
   1,684,346 Telesp Celular S.A., Class B........................        133,330
                                                                    ------------
                                                                       1,461,619
                                                                    ------------
  Germany -- 0.1%
       2,042 Fielmann AG.........................................         61,086
         870 Fresenius AG........................................        159,488
                                                                    ------------
                                                                         220,574
                                                                    ------------
             Total Preferred Stock (Cost $1,625,487).............      2,094,341
                                                                    ------------

  Principal                                                         Value (Note
   Amount                                                                1)
 -----------                                                        ------------

 FOREIGN BONDS -- 0.0%**
  United Kingdom -- 0.0%**
 $       341 BG Transco Holdings Plc, 7.06% due 12/14/09.........   $        552
         341 BG Transco Holdings Plc, 4.19% due 12/14/22.........            546
         341 BG Transco Holdings Plc, 7.00% due 12/14/24.........            533
                                                                    ------------
             Total Foreign Bonds (Cost $1,658)...................          1,631
                                                                    ------------

TOTAL INVESTMENTS (Cost $144,101,262*)......................  96.0%  219,525,818
                                                                    ------------
OTHER ASSETS AND LIABILITIES (Net)..........................   4.0%    9,129,021
                                                             ------ ------------
NET ASSETS.................................................. 100.0% $228,654,839
                                                             ====== ============

NET ASSETS consist of:
Net investment loss.............................................. $    (69,077)
Accumulated net realized gain on investments, foreign currencies
 and net other assets............................................   21,933,209
Net unrealized appreciation of investments, foreign currencies
 and net other assets............................................   75,422,718
Paid-in capital..................................................  131,367,989
                                                                  ------------
Total Net Assets................................................. $228,654,839
                                                                  ============
 NET ASSET VALUE, offering price and redemption price per share
 of beneficial interest outstanding.............................. $      20.88
                                                                  ============
Number of Portfolio shares outstanding...........................   10,952,677
                                                                  ============

-----------
   * Aggregate cost for federal tax purposes was $144,302,331.
  **Amount represents less than 0.1%
   +Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
ADR -- American Depositary Receipt
ADS -- American Depositary Shares
  (F) -- Foreign or Alien Shares
GDR -- Global Depositary Receipt
 Ord. -- Ordinary

                      See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

                               December 31, 1999

At December 31, 1999, sector diversification of the Portfolio was as follows:

                                                           % of       Value
                Sector Diversification                  Net Assets   (Note 1)
------------------------------------------------------- ---------- ------------

Common Stock:
Telecommunications.....................................    17.6%   $ 40,217,113
Electronics and Instruments............................    13.6      31,018,615
Banking................................................     9.7      22,208,723
Multi-Industry.........................................     7.6      17,704,956
Health and Personal Care...............................     6.1      14,052,371
Broadcasting and Publishing............................     5.4      12,295,076
Food and Grocery Products..............................     4.7      10,970,455
Financial Services.....................................     4.6      10,564,878
Computers and Communication............................     4.6      10,404,036
Diversified Industrial Manufacturing...................     4.0       9,141,789
Energy.................................................     3.0       6,801,784
Retail Trade...........................................     1.7       3,983,336
Household Products.....................................     1.7       3,899,576
Machinery and Engineering Services.....................     1.7       3,892,295
Insurance..............................................     1.6       3,672,594
Transport and Storage..................................     1.6       3,595,770
Utilities..............................................     1.2       2,629,868
Real Estate............................................     1.1       2,557,363
Construction and Building Materials....................     0.8       1,789,244
Metals and Mining......................................     0.7       1,576,575
Chemicals..............................................     0.6       1,271,835
Textiles and Apparel...................................     0.6       1,262,291
Security Services......................................     0.3         707,625
Forestry and Paper Products............................     0.3         682,939
Entertainment and Leisure..............................     0.2         379,967
Automotive.............................................     0.1         148,772
                                                          ------   ------------
TOTAL COMMON STOCK.....................................    95.1     217,429,846
TOTAL PREFERRED STOCK..................................     0.9       2,094,341
TOTAL BONDS............................................     0.0#          1,631
                                                          ------   ------------
TOTAL INVESTMENTS......................................    96.0     219,525,818
OTHER ASSETS AND LIABILITIES...........................     4.0       9,129,021
                                                          ------   ------------
NET ASSETS.............................................   100.0%   $228,654,839
                                                          ======   ============

-----------
   #Amount represents less than 0.1%

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                          Endeavor Select 50 Portfolio

                               December 31, 1999

                                                                Value (Note
   Shares                                                            1)
 -----------                                                    ------------

 COMMON STOCK -- 90.5%
  Aerospace and Defense -- 2.1%
      11,500 Honeywell International, Inc....................   $    663,406
       7,200 Moog, Inc., Class A+............................        194,400
                                                                ------------
                                                                     857,806
                                                                ------------

  Banking and Finance -- 3.8%
      12,000 Bank of America Corporation.....................        602,250
  30,300,000 Yapi Ve Kredi Bankasi...........................        935,703
                                                                ------------
                                                                   1,537,953
                                                                ------------

  Building and Construction -- 1.4%
      18,700 Elcor Corporation...............................        563,337
                                                                ------------

  Business Services -- 1.3%
      17,900 On Assignment, Inc.+............................        534,762
                                                                ------------

  Computer Service and Software -- 6.5%
       8,300 Equant NV, NY Registered Shares+................        929,600
       4,300 Hewlett-Packard Company.........................        489,931
       7,800 MICROS Systems, Inc.+...........................        577,200
       8,800 NIIT, Ltd.......................................        670,732
                                                                ------------
                                                                   2,667,463
                                                                ------------

  Computer Software -- 3.6%
      14,900 Aftek Infosys, Ltd..............................        728,216
       1,200 Commerce One, Inc.+.............................        235,800
       1,900 Macromedia, Inc.+...............................        138,937
      20,000 Silverline Technologies, Ltd....................        372,437
                                                                ------------
                                                                   1,475,390
                                                                ------------

  Diversified Chemicals -- 3.3%
       6,400 Dow Chemical Company............................        855,200
      15,400 L.G. Chemical, Ltd. ............................        486,887
                                                                ------------
                                                                   1,342,087
                                                                ------------

  Drugs -- 1.5%
      10,900 Glaxo Wellcome Plc, Sponsored ADR...............        609,037
                                                                ------------

  Electronic Components -- 3.0%
       2,800 Optical Coating Laboratory, Inc.................        828,800
      69,400 Yageo Corporation, Sponsored GDR................        399,050
                                                                ------------
                                                                   1,227,850
                                                                ------------

  Financial Services -- 1.5%
       9,500 Fannie Mae......................................        593,156
                                                                ------------

                                                        Value (Note
   Shares                                                    1)
 -----------                                            ------------

  Food -- Packaged -- 1.0%
      59,000 SQL Star International, Ltd.+...........   $    391,028
                                                        ------------

  Health Care Services -- 3.1%
      46,500 First Health Group Corporation+.........      1,249,688
                                                        ------------

  Machinery -- 3.9%
       9,400 Applied Power, Inc., Class A............        345,450
      17,700 Manitowoc Company, Inc..................        601,800
       2,700 Mannesmann AG...........................        658,137
                                                        ------------
                                                           1,605,387
                                                        ------------

  Manufacturing -- 2.6%
      16,000 Whirlpool Corporation...................      1,041,000
                                                        ------------

  Media -- Cable Television -- 3.4%
      76,300 Globo Cabo S.A., Sponsored ADR..........      1,373,400
                                                        ------------

  Media and Communications -- 7.7%
      62,700 Avid Technology, Inc.+..................        819,019
       7,290 Canal Plus..............................      1,061,042
      41,850 Sri Adhikari Brothers Television
              Network................................      1,239,914
                                                        ------------
                                                           3,119,975
                                                        ------------

  Metals and Mining -- 4.3%
      17,100 Alcoa, Inc. ............................      1,419,300
       3,600 Rio Tinto Plc, Sponsored ADR............        341,100
                                                        ------------
                                                           1,760,400
                                                        ------------

  Paper and Paper Products -- 3.2%
      13,000 International Paper Company.............        733,688
       9,000 Kimberly-Clark Corporation..............        587,250
                                                        ------------
                                                           1,320,938
                                                        ------------

  Petroleum -- 5.0%
      16,400 Amerada Hess Corporation................        930,700
      15,000 Coastal Corporation (The)...............        531,563
      14,700 Halliburton Company.....................        591,675
                                                        ------------
                                                           2,053,938
                                                        ------------

  Retail -- 6.1%
       4,220 Carrefour S.A...........................        778,284
      30,400 Duane Reade, Inc.+......................        837,900
      13,900 Linens 'n Things, Inc.+.................        411,788
      17,900 Nordstrom, Inc. ........................        468,756
                                                        ------------
                                                           2,496,728
                                                        ------------


                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                          Endeavor Select 50 Portfolio

                               December 31, 1999

                                                                  Value
   Shares                                                        (Note 1)
 -----------                                                   ------------

 COMMON STOCK -- (Continued)
  Technology -- 1.5%
       5,500 International Business Machines Corporation....   $    594,000
                                                               ------------

  Telecommunications -- 15.1%
      25,600 AT&T Canada, Inc.+.............................      1,030,400
       1,000 COLT Telecom Group Plc, Sponsored ADR+.........        204,000
      20,600 COLT Telecom Group Plc+........................      1,054,491
      21,500 Global TeleSystems Group, Inc.+................        744,438
         820 Magyar Tavkozlesi, Sponsored ADR...............         29,520
      41,700 Magyar Tavkozlesi..............................        291,735
       7,780 Nokia Corporation, Sponsored ADR, Class A......      1,478,200
      12,000 SBC Communications, Inc........................        585,000
      29,600 Videsh Sanchar Nigam Ltd., GDR.................        757,291
                                                               ------------
                                                                  6,175,075
                                                               ------------

  Telephone -- 1.0%
       3,800 Telefonos de Mexicano, Sponsored ADR...........        427,500
                                                               ------------

  Textiles and Apparel -- 2.3%
     109,000 Chaus (Bernard), Inc.+.........................        258,875
       6,000 Gucci Group NV, NY Shares......................        687,000
                                                               ------------
                                                                    945,875
                                                               ------------

  Transportation -- 2.3%
      22,500 FDX Corporation+...............................        921,093
                                                               ------------
             Total Common Stock (Cost $29,093,718)..........     36,884,866
                                                               ------------

 PREFERRED STOCK -- 2.0%
   1,400,000 Telecomunicacoes Brasileiras S.A...............        184,058
       4,800 Telecomunicacoes Brasileiras S.A., Sponsored
              ADR...........................................        616,800
                                                               ------------
             Total Preferred Stock (Cost $521,904)..........        800,858
                                                               ------------

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                       ------------

 REPURCHASE AGREEMENT -- 10.8% (Cost $4,412,000)
  $4,412,000 Agreement with The Boston Company, 2.950% to be repurchased at $4,413,085 on 01/03/2000,
             collateralized by $3,830,000 U.S. Treasury Bond,
             8.125% due 08/15/2019, market value $4,500,250.....   $  4,412,000
                                                                   ------------

TOTAL INVESTMENTS
 (Cost $34,027,622*)....................................... 103.3%   42,097,724
                                                                   ------------
OTHER ASSETS AND LIABILITIES (Net)......................... (3.3)%   (1,327,850)
                                                            ------ ------------
NET ASSETS................................................. 100.0% $ 40,769,874
                                                            ====== ============

NET ASSETS
 consist of:
Net investment
 loss..........                                                    $    (43,507)
Accumulated net
 realized gain
 on
 investments,
 foreign
 currencies and
 net other
 assets........                                                       4,727,474
Net unrealized
 appreciation
 of
 investments,
 foreign
 currencies and
 net other
 assets........                                                       8,144,003
Paid-in
 capital.......                                                      27,941,904
                                                                   ------------
Total Net
 Assets........                                                    $ 40,769,874
                                                                   ============
NET ASSET
 VALUE,
 offering price
 and redemption
 price per
 share of
 beneficial
 interest
 outstanding...                                                    $      15.77
                                                                   ============
Number of
 Portfolio
 shares
 outstanding...                                                       2,585,025
                                                                   ============

-----------
  * Aggregate cost for federal tax purposes was $34,113,837.
  + Non-income producing security.

Abbreviations:
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                               December 31, 1999

  Principal                                                        Value (Note
   Amount                                                               1)
  ---------                                                        ------------

 CORPORATE FIXED INCOME SECURITIES -- 88.0%
  Aerospace and Defense -- 0.5%
 $   125,000 BE Aerospace, Senior Subordinate Notes,
              8.000% due 03/01/08...............................   $    107,812
                                                                   ------------

  Automotive -- 2.0%
      50,000 Dura Operating Corporation, Senior Subordinate
              Notes, 9.000% due 05/01/09........................         47,000
             Hayes Lemmerz International, Inc., Company
              Guarantee:
      45,000 11.000% due 07/15/06...............................         47,025
     100,000 9.125% due 07/15/07................................         96,750
      75,000 Oxford Automotive, Inc., Company Guarantee,
              10/125% due 06/15/07..............................         70,500
     150,000 Williams Scotsman, Inc., Company Guarantee,
              9.875% due 06/01/07...............................        145,125
                                                                   ------------
                                                                        406,400
                                                                   ------------

  Broadcasting and Media -- 12.8%
      75,000 Acme Television, Company Guarantee,
              10.875% due 09/30/04..............................         67,500
             Adelphia Communications, Senior Notes:
     150,000 8.375% due 02/01/08................................        139,500
      30,000 9.375% due 11/15/09................................         29,400
     100,000 Albritton Communication, Inc., Senior Subordinate
              Notes, 8.875% due 02/01/08........................         95,000
      50,000 Avalon Cable Holdings, LLP, Senior Discount Notes,
              11.875% due 12/01/08^.............................         32,625
      75,000 Avalon Cable of Michigan, Senior Subordinate Notes,
              9.375% due 12/01/08...............................         75,750
     100,000 Chancellor Media Corporation, Company Guarantee,
              8.750% due 06/15/07...............................        102,000
     125,000 Chancellor Media Corporation, Senior Notes,
              8.000% due 11/01/08...............................        125,000
     110,000 Charter Communications Holdings LLC, Senior
              Discount Notes,
              9.920% due 04/01/11++.............................         64,487
     250,000 Charter Communications Holdings LLC, Senior Notes,
              8.250% due 04/01/07++.............................        230,625
      70,000 Classic Cable, Inc., Company Guarantee,
              9.875% due 08/01/08++.............................         70,087

  Principal                                                        Value (Note
   Amount                                                               1)
  ---------                                                        ------------

  Broadcasting and Media -- (continued)
     $50,000 CSC Holdings, Inc., Senior Subordinate Notes,
              9.250% due 11/01/05...............................        $52,125
     100,000 Cumulus Media, Inc., Company Guarantee,
              10.375% due 07/01/08..............................        104,000
     200,000 Echostar DBS Corporation, Senior Notes,
              9.375% due 02/01/09++.............................        200,500
      90,000 Fox/Liberty Networks LLC, Senior Notes,
              8.875% due 08/15/07...............................         91,575
     175,000 Frontiervision LP, Senior Notes,
              11.000% due 10/15/06..............................        185,500
             Granite Broadcasting Corporation, Senior
      25,000  Subordinate Notes: 10.375% due 05/15/05...........         25,500
     100,000  8.875% due 05/15/08...............................         95,500
     125,000 Hollinger International Publishing, Company
              Guarantee,
              9.250% due 03/15/07...............................        123,125
             Lenfest Communications, Senior Subordinate Notes:
      75,000  10.500% due 06/15/06..............................         82,500
      50,000  8.250% due 02/15/08...............................         50,250
     140,000 Lin Holdings Corporation, Senior Discount Notes,
              10.000% due 03/01/08^ ............................         93,800
      75,000 Satelites Mexicanos S.A., Senior Notes,
              10.125% due 11/01/04 .............................         51,094
     125,000 Telemundo Holdings, Inc., Senior Discount Notes,
              11.500% due 08/15/08^.............................         74,375
     125,000 Time Warner Telecom LLC, Senior Notes,
              9.750% due 07/15/08...............................        128,750
     245,000 UnitedGlobalCom, Inc., Senior Discount Notes,
              10.750% due 02/15/08^ ............................        154,963
                                                                   ------------
                                                                      2,545,531
                                                                   ------------

  Building and Construction -- 2.0%
     150,000 Formica Corporation, Senior Subordinate Notes,
              10.875% due 03/01/09++ ...........................        138,000
      80,000 MMI Products, Inc., Senior Subordinate Notes,
              11.250% due 04/15/07..............................         82,400

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                               December 31, 1999

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------

 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Building and Construction -- (Continued)
 $   140,000 Nortek, Inc., Senior Notes, 9.250% due 03/15/07....   $    136,500
      50,000 Nortek, Inc., Senior Subordinate Notes,
              9.875% due 03/01/04...............................         49,250
                                                                   ------------
                                                                        406,150
                                                                   ------------

  Capital Goods -- 0.6%
      25,000 Johnstown America Industries, Inc., Company
              Guarantee, 11.750% due 08/15/05...................         25,437
      85,000 Johnstown America Industries, Inc., Senior
              Subordinate Notes, 11.750% due 08/15/05...........         86,487
                                                                   ------------
                                                                        111,924
                                                                   ------------

  Chemicals -- 2.0%
      55,000 Lyondell Chemical Company, 9.625% due 05/01/07.....         56,237
      90,000 Lyondell Chemical Company, 9.875% due 05/01/07.....         92,250
      50,000 NL Industries, Senior Notes, 11.750% due 10/15/03..         51,750
     125,000 PCI Chemicals Canada, Inc., Company Guarantee,
              9.250% due 10/15/07...............................         95,937
      25,000 Sterling Chemicals, Inc., Company Guarantee,
              12.375% due 07/15/06++............................         25,875
             Sterling Chemicals, Inc., Senior Subordinate Notes:
      50,000  11.750% due 08/15/06..............................         37,500
      50,000  11.250% due 04/01/07..............................         36,000
                                                                   ------------
                                                                        395,549
                                                                   ------------

  Commercial Services -- 2.0%
      90,000 Allied Waste North America, Senior Subordinate
              Notes, 10.000% due 08/01/09++ ....................         80,325
      30,000 Continental Resources, Senior Subordinate Notes,
              10.250% due 08/01/08..............................         26,400
             Iron Mountain, Inc., Company Guarantee:
      25,000  10.125% due 10/01/06..............................         25,500
     100,000  8.750% due 09/30/09...............................         96,000
     100,000 Pierce Leahy Corporation, Senior Subordinate Notes,
              9.125% due 07/15/07...............................         98,500

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------

  Commercial Services -- (Continued)
             World Color Press, Inc., Senior Subordinate Notes:
 $    75,000  8.375% due 11/15/08...............................   $     73,687
       5,000  7.750% due 02/15/09...............................          4,706
                                                                   ------------
                                                                        405,118
                                                                   ------------

  Computer Service and Software -- 2.9%
      75,000 Anacomp, Inc., Senior Subordinate Notes,
              10.875% due 04/01/04..............................         74,812
      45,000 Dialog Corporation, Plc, Senior Subordinate Notes,
              11.000% due 11/15/07..............................         21,600
             Exodus Communications, Senior Notes:
     100,000  11.250% due 07/01/08..............................        103,250
      75,000  10.750% due 12/15/09..............................         76,312
             PSI Net, Inc., Senior Notes:
      25,000  10.500% due 12/01/06..............................         25,187
      40,000  11.500% due 11/01/08..............................         41,800
     150,000  11.000% due 08/01/09..............................        154,500
             Verio, Inc., Senior Notes:
      25,000  10.375% due 04/01/05..............................         25,500
      50,000  10.625% due 11/15/09..............................         51,250
                                                                   ------------
                                                                        574,211
                                                                   ------------

  Consumer Goods -- 0.7%
      40,000 Fage Dairy Industries S.A., Senior Notes,
              9.000% due 02/01/07...............................         36,200
     100,000 Sealy Mattress Company , Senior Subordinate Notes,
              9.875% due 12/15/07...............................        100,250
                                                                   ------------
                                                                        136,450
                                                                   ------------

  Containers -- 4.6%
      60,000 Ball Corporation, Company Guarantee,
              8.250% due 08/01/08...............................         57,600
             Gaylord Container Corporation, Senior Notes:
     175,000  9.750% due 06/15/07...............................        164,500
      85,000  9.875% due 02/15/08...............................         73,100
     250,000 Packaging Corporation of America, Senior
              Subordinate Notes,
              9.625% due 04/01/09...............................        255,312
     175,000 Riverwood International, Company Guarantee,
              10.250% due 04/01/06..............................        177,625
     100,000 Silgan Holdings, Inc., Senior Subordinate
              Debentures,
              9.000% due 06/01/09...............................         96,000

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                               December 31, 1999

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------

 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Containers -- (Continued)
 $    90,000 U.S. Can Corporation, Company Guarantee,
              10.125% due 10/15/06..............................   $     92,025
                                                                   ------------
                                                                        916,162
                                                                   ------------

  Cosmetics -- 0.4%
     100,000 Revlon Consumer Products, Inc., Senior Subordinate
              Notes, 8.125% due 02/01/06........................         72,500
                                                                   ------------

  Educational -- 0.4%
      90,000 Kindercare Learning Centers, Inc., Senior
              Subordinate Notes, 9.500% due 02/15/09............         86,625
                                                                   ------------

  Engineering and Technology -- 3.7%
     135,000 Applied Extrusion Technology, Senior Notes,
              11.500% due 04/01/02..............................        137,025
     100,000 Argo-Tech Corporation, Company Guarantee,
              8.625% due 10/01/07...............................         89,000
     250,000 Building Materials Corporation, Senior Notes,
              8.625% due 12/15/06...............................        239,375
      80,000 General Binding Corporation, Company Guarantee,
              9.375% due 06/01/08...............................         38,400
     100,000 Moog, Inc., Senior Subordinate Notes,
              10.000% due 05/01/06..............................        101,500
     125,000 Unisys Corporation, Senior Notes,
              12.000% due 04/15/03..............................        133,125
                                                                   ------------
                                                                        738,425
                                                                   ------------

  Entertainment and Leisure -- 3.9%
      50,000 AMC Entertainment, Inc., Senior Subordinate Notes,
              9.500% due 03/15/09...............................         44,125
     150,000 Boyd Gaming Corporation, Senior Subordinate Notes,
              9.500% due 07/15/07...............................        148,500
      25,000 Eldorado Resorts LLC, Senior Subordinate Notes,
              10.500% due 08/15/06..............................         25,500
     100,000 Hollywood Park, Inc., Senior Subordinate Notes,
              9.250% due 02/15/07...............................         99,125
     160,000 Isle of Capri Casinos, Company Guarantee,
              8.750% due 04/15/09...............................        148,000

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------

 Entertainment and Leisure -- (Continued)
 $    85,000 Lady Luck Gaming, First Mortgage,
              11.875% due 03/01/01..............................   $     84,150
     150,000 Park Place Entertainment, Senior Subordinate Notes,
              7.875% due 12/15/05...............................        143,250
     100,000 Station Casinos, Senior Subordinate Notes,
              8.875% due 12/01/08...............................         95,500
                                                                   ------------
                                                                        788,150
                                                                   ------------

  Financial -- 1.9%
     170,000 Ono Finance Plc, Company Guarantee,
              13.000% due 05/01/09..............................        175,100
      75,000 PTC International Finance II, S.A., Company
              Guarantee,
              11.250% due 12/01/09..............................         77,250
     150,000 Willis Corroon Corporation, Senior Subordinate
              Notes, 9.000% due 02/01/09........................        124,875
                                                                   ------------
                                                                        377,225
                                                                   ------------

  Industrial -- 7.4%
     200,000 American Standard Companies, Inc., Company
              Guarantee,
              7.375% due 02/01/08...............................        185,500
      75,000 Blount, Inc., Senior Subordinate Notes,
              13.000% due 08/01/09++............................         79,125
      75,000 Completel Europe NV, Company Guarantee,
              14.000% due 02/15/09..............................         44,250
      75,000 Fairfield Manufacturing Company, Inc., Senior
              Subordinate Notes, 9.625% due 10/15/08............         70,500
      75,000 Huntsman ICI Chemicals, Senior Subordinate Notes,
              10.125% due 07/01/09++............................         77,625
      75,000 International Knife & Saw, Inc., Senior Notes,
              11.375% due 11/15/06..............................         54,750
     100,000 Jorgensen (Earle M.) Company, Senior Notes,
              9.500% due 04/01/05...............................         93,250
     135,000 Kappa Beheer BV, Company Guarantee,
              10.625% due 07/15/09..............................        140,400
     175,000 K & F Industries, Senior Subordinate Notes,
              9.250% due 10/15/07...............................        168,000
      25,000 Metal Management, Inc., Company Guarantee,
              10.000% due 05/15/08..............................         18,875

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                               December 31, 1999

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------

 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Industrial -- (Continued)
 $    60,000 Numatics, Inc., Company Guarantee,
              9.625% due 04/01/08...............................   $     45,000
      50,000 Polymer Group, Inc., Company Guarantee,
              9.000% due 07/01/07...............................         48,500
      85,000 Simonds Industries, Company Guarantee,
              10.250% due 07/01/08..............................         68,425
             Spectrasite Holdings, Inc., Senior Discount Notes:
      55,000  12.000% due 07/15/08^ ++..........................         32,862
     150,000 11.250% due 04/15/09^ .............................         80,625
      82,500 Synthetic Industries, Inc.,
              13.000% due 12/13/00..............................         81,263
      50,000 Thermadyne Holdings Corporation, Company Guarantee,
              9.875% due 06/01/08...............................         43,562
      85,000 Thermadyne Holdings Corporation, Debentures,
              12.500% due 06/01/08^ ............................         38,887
      75,000 US Timberlands, Senior Notes, 9.625% due 11/15/07..         68,625
      50,000 Vlasic Foods International, Inc., Senior
              Subordinate Notes,
              10.250% due 07/01/09++ ...........................         47,625
                                                                   ------------
                                                                      1,487,649
                                                                   ------------

  Machinery and Material Handling -- 1.5%
      25,000 Alaris Medical, Inc., Senior Discount Notes,
              11.125% due 08/01/08^ ............................         10,281
             Buckeye Technologies, Inc., Senior Subordinate
              Notes:
      35,000  8.500% due 12/15/05...............................         34,037
     100,000  8.000% due 10/15/10...............................         92,750
      85,000 Columbus McKinnon Corporation, Company Guarantee,
              8.500% due 04/01/08...............................         75,437
      80,000 Motors and Gears, Inc., Senior Notes,
              10.750% due 11/15/06..............................         79,400
                                                                   ------------
                                                                        291,905
                                                                   ------------

  Medical Services and Supplies -- 1.4%
     100,000 Prime Medical Services, Inc., Company Guarantee,
              8.750% due 04/01/08...............................         92,000
     200,000 Tenet Healthcare Corporation, Senior Notes,
              8.000% due 01/15/05...............................        191,500
                                                                   ------------
                                                                        283,500
                                                                   ------------

  Principal                                                           Value
   Amount                                                            (Note 1)
  ---------                                                        ------------

  Oil and Gas -- 4.5%
 $   180,000 Chesapeake Energy Corporation, Company Guarantee,
              9.625% due 05/01/05...............................   $    171,000
      25,000 Clark R&M, Inc., Senior Notes, 8.625% due
              08/15/08..........................................         15,500
     100,000 Forest Oil Corporation, Company Guarantee,
              10.500% due 01/15/06..............................        101,000
     100,000 HS Resources, Inc., Company Guarantee,
              9.250% due 11/15/06...............................         99,250
      50,000 HS Resources, Inc., Senior Subordinate Notes,
              9.250% due 11/15/06...............................         49,500
      50,000 International Utility Structures, Inc., Senior
              Subordinate Notes, 10.750% due 02/01/08...........         42,000
     125,000 Ocean Energy, Inc., Company Guarantee,
              8.875% due 07/15/07...............................        123,750
     200,000 P&L Coal Holdings Corporation, Company Guarantee,
              9.625% due 05/15/08...............................        197,000
      90,000 Pool Energy Services Company, Company Guarantee,
              8.625% due 04/01/08...............................         90,675
      15,000 Pride International, Inc., Senior Notes,
              10.000% due 06/01/09..............................         15,300
                                                                   ------------
                                                                        904,975
                                                                   ------------

  Restaurants and Lodging -- 1.9%
     175,000 Aztar Corporation, Senior Subordinate Notes,
              8.875% due 05/15/07...............................        168,000
     150,000 Coast Hotels & Casino, Senior Subordinate Notes,
              9.500% due 04/01/09++.............................        144,000
      75,000 Prime Hospitality Corporation, Senior Subordinate
              Notes, 9.750% due 04/01/07........................         72,562
                                                                   ------------
                                                                        384,562
                                                                   ------------

  Retail -- 2.8%
      60,000 Cole National Group, Inc., Senior Subordinate
              Notes,
              8.625% due 08/15/07...............................         43,050
      80,000 Duane Reade, Inc., Company Guarantee,
              9.250% due 02/15/08...............................         78,200
      75,000 Finlay Enterprises, Inc., Company Guarantee,
              9.000% due 05/01/08...............................         68,250
      95,000 J Crew Operating Corporation, Senior Subordinate
              Notes, 10.375% due 10/15/07.......................         80,750

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                               December 31, 1999

  Principal                                                        Value (Note
   Amount                                                               1)
  ---------                                                        ------------

 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Retail -- (Continued)
             Jitney-Jungle Stores of America, Inc., Company
 $    65,000  Guarantee: 12.000% due 03/01/06...................   $     13,650
      10,000 10.375% due 09/15/07...............................            200
     100,000 Musicland Group, Senior Subordinate Notes,
              9.000% due 06/15/03...............................         96,500
             Pathmark Stores, Inc., Senior Subordinate Notes:
      45,000  11.625% due 06/15/02..............................         14,850
      10,000 9.625% due 05/01/03................................          7,400
     120,000 Samsonite Corporation, Senior Subordinate Notes,
              10.750% due 06/15/08..............................        101,400
      75,000 Southland Corporation, Senior Subordinate
              Debentures,
              5.000% due 12/15/03...............................         64,500
                                                                   ------------
                                                                        568,750
                                                                   ------------

  Steel -- 3.0%
      25,000 AK Steel Corporation, Company Guarantee,
              7.875% due 02/15/09...............................         23,563
     100,000 AK Steel Corporation, Senior Notes,
              9.125% due 12/15/06...............................        101,500
      75,000 Algoma Steel, Inc., First Mortgage, Yankee,
              12.375% due 07/15/05..............................         70,313
     100,000 Commonwealth Aluminum, Senior Subordinate Notes,
              10.750%, 10/01/06++...............................        100,250
      65,000 Kaiser Aluminum & Chemical Corporation, Senior
              Notes,
              9.875% due 02/15/02...............................         64,350
      50,000 NS Group, Inc., Senior Notes, 13.500% due
              07/15/03..........................................         51,500
      50,000 Russell Metals, Inc., Units, Yankee, 10.000% due
              06/01/09..........................................         51,688
     140,000 WCI Steel, Inc., Senior Notes, 10.000% due
              12/01/04..........................................        143,850
                                                                   ------------
                                                                        607,014
                                                                   ------------

  Telephone and Communications -- 24.8%
             Allegiance Telecom, Inc., Senior Discount Notes:
      40,000  11.750% due 02/15/08^ ............................         28,600
     135,000 12.875% due 05/15/08...............................        150,019
     100,000 American Cellular Corporation, Senior Notes,
              10.500% due 05/15/08++............................        110,750

  Principal                                                        Value (Note
   Amount                                                               1)
  ---------                                                        ------------

  Telephone and Communications -- (Continued)
 $    50,000 Bresnan Communications, Senior Discount Notes,
              9.250% due 02/01/09^ .............................   $     34,750
     110,000 Bresnan Communications, Senior Notes,
              8.000% due 02/01/09++.............................        111,238
     135,000 Centennial Cellular, Senior Subordinate Notes,
              10.750% due 12/15/08++............................        144,450
     250,000 Colt Telecom Group Plc, Senior Discount Notes,
              12.000% due 12/15/06^ ............................        215,000
     110,000 Crown Castle International Corporation, Senior
              Notes,
              9.000% due 05/15/11...............................        108,350
     125,000 Dolphin Telecom Plc, Senior Discount Notes,
              11.500% due 06/01/08^ ++..........................         57,188
     125,000 Esat Telecom Group Plc, Senior Notes,
              11.875% due 12/01/08++............................        139,063
      65,000 Esprit Telecom Group Plc, Senior Notes,
              10.875% due 06/15/08..............................         64,350
      75,000 GCI, Inc., Senior Notes,
              9.750% due 08/01/07...............................         68,813
      50,000 Global Crossing Holdings Ltd., Company Guarantee,
              9.625% due 05/15/08...............................         49,875
      60,000 Globenet Communications Group, Ltd., Senior Notes,
              13.000% due 07/15/07++............................         61,125
     100,000 Hermes Europe Railtel BV, Senior Notes,
              10.375% due 01/15/09..............................         99,000
     150,000 Hyperion Telecommunications, Senior Subordinate
              Notes,
              12.000% due 11/01/07++............................        158,250
     200,000 ICG Holdings, Inc., Company Guarantee,
              12.500% due 05/01/06^ ............................        151,000
     100,000 Insight Midwest/Insight Capital, Senior Notes,
              9.750% due 10/01/09++.............................        103,250
     225,000 Intermedia Communication Corporation, Senior Notes,
              8.875% due 11/01/07...............................        209,250
             ITC Deltacom, Inc., Senior Notes: 11.000% due
      50,000  06/01/07..........................................         52,500
      90,000 9.750% due 11/15/08++..............................         90,675
     125,000 Jazztel Plc, Senior Notes,
              14.000% due 04/01/09++............................        128,438

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                               December 31, 1999

  Principal                                                        Value (Note
   Amount                                                               1)
  ---------                                                        ------------

 CORPORATE FIXED INCOME SECURITIES -- (Continued)
  Telephone and Communications -- (Continued)
 $    10,000 Keystone Consolidated Industries, Inc., Senior
              Notes,
              9.625% due 08/01/07...............................   $      8,900
     105,000 L-3 Communications, Inc., Senior Subordinate Notes,
              10.375% due 05/01/07..............................        108,413
     250,000 Level 3 Communications, Inc., Senior Notes,
              9.125% due 05/01/08...............................        236,250
     120,000 Metromedia Fiber Network, Senior Notes,
              10.000% due 11/15/08++............................        122,700
             Metronet Communications, Inc., Senior Discount
     150,000  Notes, Yankee: 10.750% due 11/01/07^ .............        126,848
      35,000 9.950% due 06/15/08^ ..............................         27,475
     145,000 Millicom International Cellular, Inc., Senior
              Discount Notes, 13.500% due 06/01/06^ ............        119,625
      85,000 MJD Communications, Inc., Senior Subordinate Notes,
              9.500% due 05/01/08...............................         80,325
     325,000 Nextel International, Inc., Senior Discount Notes,
              9.950% due 02/15/08...............................        227,500
     200,000 Nextlink Communications, Senior Notes,
              10.750% due 06/01/09..............................        206,000
      25,000 Northeast Optic Network, Senior Notes,
              12.750% due 08/15/08..............................         26,750
             NTL, Inc., Senior Notes:
      65,000  9.750% due 04/01/08^ ++...........................         45,338
     250,000 12.375% due 10/01/08^ .............................        175,000
      95,000 Pagemart Wireless, Inc., Senior Discount Notes,
              11.250% due 02/01/08^ ............................         32,300
      50,000 Rural Cellular Corporation, Senior Subordinate
              Notes, 9.625% due 05/15/08........................         51,125
      90,000 Tele1 Europe B.V., Senior Notes,
              13.000% due 05/15/09..............................         91,350
      90,000 Telewest Communications Plc, Debentures,
              9.625% due 10/01/06...............................         91,575
     125,000 Telewest Communications Plc, Senior Discount Notes,
              9.250% due 04/15/09^ ++...........................         78,750
      45,000 Triton PCS, Inc., Company Guarantee,
              11.000% due 05/01/08^ ............................         31,838

  Principal                                                        Value (Note
   Amount                                                               1)
  ---------                                                        ------------

  Telephone and Communications -- (Continued)
 $   200,000 United Pan-Europe Communications NV, Senior Notes,
              10.875% due 08/01/09++............................   $    204,500
      35,000 US Unwired, Inc., Senior Discount Notes,
              13.375% due 11/01/09..............................         20,475
     150,000 Versatel Telecom BV, Senior Notes, 13.250% due
              05/15/08++........................................        159,750
     130,000 Viatel, Inc., Senior Discount Notes, 12.500% due
              04/15/08^ ........................................         82,550
     125,000 Voicestream Wire Company, Senior Notes,
              10.375% due 11/15/09..............................        128,750
      30,000 Western Wireless, Inc., Senior Subordinate Notes,
              10.500% due 02/01/07..............................         31,350
      95,000 Worldwide Fiber, Inc., Senior Notes,
              12.000% due 08/01/09++............................         97,850
                                                                   ------------
                                                                      4,949,221
                                                                   ------------

 Textiles and Home Furnishings -- 0.3%
      60,000 Simmons Company, Senior Subordinate Notes,
              10.250% due 03/15/09..............................         56,700
                                                                   ------------
             Total Corporate Fixed Income Securities
              (Cost $18,207,163)................................     17,602,508
                                                                   ------------

 AGENCY SECURITIES -- 7.5%
   1,500,000 Federal Home Loan Bank (FHLB), 1.300% due
      Shares  01/03/00#.........................................      1,499,892
                                                                   ------------

             Total Agency Securities
              (Cost $1,499,892).................................      1,499,892
                                                                   ------------

   Shares
   ------
 COMMON STOCK -- 0.1%
         537 Viatel, Inc........................................         28,797
                                                                   ------------

             Total Common Stock
              (Cost $28,797)....................................         28,797
                                                                   ------------


                       See Notes to Financial Statements.

 Statements of Net Assets

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

                               December 31, 1999

                                                                       Value
   Shares                                                            (Note 1)
   ------                                                           -----------

 PREFERRED STOCK -- 1.4%
      54,936 Crown Castle International Corporation,
              12.750% due 12/15/10#..............................   $    56,859
      37,700 CSC Holdings, Inc., 11.125% due 04/01/08............        41,470
      50,000 Global Crossing Holdings Ltd., 10.500% due
              12/01/08...........................................        50,250
       1,400 Primedia, Inc., Series H, 8.625% due 04/01/10.......       121,800
                                                                    -----------
             Total Preferred Stock (Cost $269,104)...............       270,379
                                                                    -----------

 WARRANTS -- 0.9%
         625 Jazztel Plc, Expire 04/01/09+.......................       116,875
         170 Ono Finance Plc, Expire 05/31/09+...................        21,080
         100 VersaTel Telecom BV, Expire 05/15/08+...............        45,463
                                                                    -----------
             Total Warrants (Cost $22,724).......................       183,418
                                                                    -----------

TOTAL INVESTMENTS (Cost $20,027,680*)....................  97.9%  19,584,994
OTHER ASSETS AND LIABILITIES
 (Net)...................................................   2.1%     429,697
                                                          ------ -----------
NET ASSETS............................................... 100.0% $20,014,691
                                                          ====== ===========

NET ASSETS consist of:
Undistributed net investment income............................. $ 1,105,691
Accumulated net realized loss on investments ...................    (257,042)
Net unrealized depreciation of investments......................    (442,686)
Paid-in capital.................................................  19,608,728
                                                                 -----------

Total Net Assets................................................ $20,014,691
                                                                 ===========
NET ASSET VALUE, offering price and redemption price per share
 of beneficial interest outstanding............................. $     10.09
                                                                 ===========

Number of Portfolio shares outstanding..........................   1,982,931
                                                                 ===========

-----------
  * Aggregate cost for federal tax purposes was $20,028,220.
  + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from reg-istration, normally to qualified institutional buyers.
  # Rate represents annualized yield at date of purchase.
  ^ Zero coupon security as of December 31, 1999. The coupon shown is the step-up rate.

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                        Endeavor Janus Growth Portfolio

                               December 31, 1999

                                                                       Value
   Shares                                                             (Note 1)
 -----------                                                        ------------

 COMMON STOCK -- 87.5%
  Broadcasting and Media -- 4.4%
     305,955 AMFM, Inc.+ ........................................   $ 23,940,979
     412,189 AT&T Corporation -- Liberty Media Group, Class A+...     23,391,726
                                                                    ------------
                                                                      47,332,705
                                                                    ------------

  Cable Television -- 0.6%
     300,695 Charter Communications, Inc., Class A+..............      6,577,703
                                                                    ------------

  Computer Service and Software -- 17.9%
      51,160 BEA Systems, Inc.+..................................      3,578,003
     593,180 Cisco Systems, Inc.+ ...............................     63,544,407
     494,231 Dell Computer Corporation+ .........................     25,205,781
      62,280 EMC Corporation+....................................      6,804,090
     253,335 Fiserv, Inc.+ ......................................      9,705,897
      15,405 Juniper Networks, Inc.+ ............................      5,237,700
     643,326 Microsoft Corporation+ .............................     75,108,311
       6,435 Vignette Corporation+...............................      1,048,905
                                                                    ------------
                                                                     190,233,094
                                                                    ------------

  Consumer Staples -- 0.5%
      90,941 Coca-Cola Company...................................      5,297,313
                                                                    ------------

  Diversified Operations -- 4.3%
     262,135 General Electric Company............................     40,565,391
     144,613 Tyco International, Ltd. ...........................      5,621,830
                                                                    ------------
                                                                      46,187,221
                                                                    ------------

  Drugs and Medical Products -- 2.1%
     444,710 Medtronic, Inc......................................     16,204,121
     199,102 Pfizer, Inc. .......................................      6,458,371
                                                                    ------------
                                                                      22,662,492
                                                                    ------------

  Electronics -- 6.0%
     144,324 Lam Research Corporation+ ..........................     16,101,146
     256,146 Texas Instruments, Inc..............................     24,814,144
     504,922 Xilinx, Inc.+.......................................     22,958,172
                                                                    ------------
                                                                      63,873,462
                                                                    ------------

  Entertainment and Leisure -- 0.6%
     138,077 Royal Caribbean Cruises, Ltd. ......................      6,808,922
                                                                    ------------

  Financial -- 2.1%
     136,681 American Express Company............................     22,723,216
                                                                    ------------

                                                                      Value
   Shares                                                            (Note 1)
 -----------                                                       ------------

  Internet Services -- 14.8%
     505,076 Amazon.com, Inc.+ .................................   $ 38,448,911
   1,010,894 America Online, Inc.+ .............................     76,259,316
      79,873 eBay, Inc.+ .......................................      9,999,101
     243,140 Exodus Communications, Inc.+ ......................     21,593,871
      55,695 VeriSign, Inc.+ ...................................     10,634,264
                                                                   ------------
                                                                    156,935,463
                                                                   ------------

  Oil and Gas -- 1.9%
     466,374 Enron Corporation..................................     20,695,346
                                                                   ------------
  Retail -- 7.1%
     292,731 Costco Wholesale Corporation+......................     26,711,704
     493,212 Home Depot, Inc. ..................................     33,815,848
     703,540 Staples, Inc.+.....................................     14,598,455
                                                                   ------------
                                                                     75,126,007
                                                                   ------------

  Telecommunications -- 25.2%
     247,686 Comcast Corporation, Class A.......................     12,523,623
      94,950 JDS Uniphase Corporation+..........................     15,316,622
     342,781 Lucent Technologies, Inc. .........................     25,644,304
     161,580 Nextel Communications, Inc., Class A+..............     16,662,938
     628,124 Nokia Corporation ADR..............................    119,343,560
     110,060 Nortel Networks Corporation........................     11,116,060
     141,531 NTL, Inc.+.........................................     17,656,023
         485 NTT Mobile Communications Network, Inc. ...........     18,655,672
     222,771 Time Warner, Inc. .................................     16,136,974
     296,190 Vodafone Airtouch Plc, ADR.........................     14,661,405
                                                                   ------------
                                                                    267,717,181
                                                                   ------------
             Total Common Stock (Cost $634,708,236).............    932,170,125
                                                                   ------------

  Principal
   Amount
  ---------
 CORPORATE FIXED INCOME SECURITIES -- 0.3%
 $ 3,543,000 Charter Communications Holdings LLC, Senior Notes,
              8.625% due 04/01/09+..............................      3,299,419
                                                                   ------------
             Total Corporate Fixed Income Securities
              (Cost $3,628,118).................................      3,299,419
                                                                   ------------

 AGENCY SECURITIES -- 7.0%
  Federal Home Loan Bank (FHLB) -- 1.4%
  15,000,000 5.770% due 03/23/00#...............................     14,816,550
                                                                   ------------

  Federal Home Loan Mortgage Corporation (FHLMC) -- 4.7%
  15,000,000 5.720% due 01/27/00................................     14,938,033
  25,000,000 5.808% due 02/15/00................................     24,821,563
  10,000,000 5.519% due 01/19/00................................      9,972,400
                                                                   ------------
                                                                     49,731,996
                                                                   ------------

                       See Notes to Financial Statements.

 Statement of Net Assets

                             Endeavor Series Trust

                        Endeavor Janus Growth Portfolio

                               December 31, 1999

  Principal                                                           Value
   Amount                                                            (Note 1)
 -----------                                                      --------------

 AGENCY SECURITIES -- (Continued)
  Federal National Mortgage Association (FNMA) -- 0.9%
 $10,000,000 FNMA,
              5.480% due 01/28/00..............................   $    9,958,900
                                                                  --------------
             Total Agency Securities (Cost $74,493,754)........       74,507,446
                                                                  --------------

 COMMERCIAL PAPER -- 4.9%
  51,800,000 Associates First Capital Corporation,
              4.001% due 01/03/00..............................       51,788,489
                                                                  --------------
             Total Commercial Paper (Cost $51,788,489).........       51,788,489
                                                                  --------------

TOTAL INVESTMENTS
 (Cost $764,618,597*)....................................  99.7%  1,061,765,479
OTHER ASSETS AND LIABILITIES (Net).......................   0.3%      3,425,627
                                                          ------ --------------
NET ASSETS............................................... 100.0% $1,065,191,106
                                                          ====== ==============


NET ASSETS
 consist of:
Accumulated net
 realized loss
 on
 investments...                                                  $  (17,874,270)
Net unrealized
 appreciation
 of
 investments,
 foreign
 currencies and
 net other
 assets........                                                     297,146,901
Paid-in
 capital.......                                                     785,918,475
                                                                 --------------
Total Net
 Assets........                                                  $1,065,191,106
                                                                 ==============
NET ASSET
 VALUE,
 offering price
 and redemption
 price per
 share of
 beneficial
 interest
 outstanding...                                                  $        95.37
                                                                 ==============
Number of
 Portfolio
 shares
 outstanding...                                                      11,168,702
                                                                 ==============

-----------
  * Aggregate cost for federal tax purposes.
  + Non-income producing security.
  # Rate represents annualized yield at date of purchase.

Abbreviation:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

 Statements of Operations

                             Endeavor Series Trust

                     For the Period Ended December 31, 1999

                                           Dreyfus
                              Dreyfus       U.S.       Endeavor     Endeavor      Endeavor
                             Small Cap   Government    Enhanced    Opportunity     Value
                               Value     Securities      Index        Value        Equity
                             Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                            -----------  -----------  -----------  -----------  ------------
INVESTMENT INCOME:
Dividends.................  $   917,618  $        --  $ 1,439,888  $  543,311   $  3,214,571
Interest..................       97,160    5,388,617      142,171     458,922        611,376
Foreign taxes withheld....           --           --         (305)         --            (98)
                            -----------  -----------  -----------  ----------   ------------
 Total Investment Income..    1,014,778    5,388,617    1,581,754   1,002,233      3,825,849
                            -----------  -----------  -----------  ----------   ------------
EXPENSES:
Investment management fee
 (Note 2).................    1,300,689      560,715      782,584     364,453      1,856,971
Administration fees (Note
 2).......................       34,255       16,347        9,860       2,281         45,114
Custodian fees (Note 2)...       55,438       43,253        6,808       5,777         21,954
Transfer agent fees.......          607          324          341         166            804
Marketing fees paid
 indirectly (Note 2)......      519,184           --           --      26,151        175,545
Professional fees.........       42,999       18,747        5,384       5,091         57,815
Amortization of
 organization costs (Note
 6).......................           --        1,593        4,997       5,194             --
Trustees' fees and
 expenses (Note 2)........       13,021        5,206        2,516         754         16,306
Printing fees.............        6,792        4,148          917       3,106         13,196
Insurance fees............        2,190        1,345        1,326         699          3,685
Other.....................       17,952       12,720        5,041       3,275         21,879
                            -----------  -----------  -----------  ----------   ------------
 Subtotal.................    1,993,127      664,398      819,774     416,947      2,213,269
Waiver/reimbursement (Note
 2).......................           --           --           --          --             --
Fees paid indirectly (Note
 2).......................     (519,184)          --           --     (26,151)      (175,545)
Credits allowed by the
 custodian (Note 2).......       (2,345)     (35,601)        (124)     (1,452)        (4,998)
                            -----------  -----------  -----------  ----------   ------------
 Total net expenses.......    1,471,598      628,797      819,650     389,344      2,032,726
                            -----------  -----------  -----------  ----------   ------------
NET INVESTMENT
 INCOME/(LOSS)............     (456,820)   4,759,820      762,104     612,889      1,793,123
                            -----------  -----------  -----------  ----------   ------------
REALIZED AND UNREALIZED
 GAIN/(LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY (Notes 1 and 3):
Net realized gain/(loss)
 on:
 Investments..............   32,661,115   (3,597,495)   9,182,409   2,412,613     28,956,944
 Futures contracts........           --    1,758,399      357,634          --             --
 Forward foreign exchange
  contracts...............           --           --           --          --             --
 Foreign currencies and
  net other assets........           --           --           --          --             --
                            -----------  -----------  -----------  ----------   ------------
Net realized gain/(loss)
 on investments and
 foreign currency during
 the period...............   32,661,115   (1,839,096)   9,540,043   2,412,613     28,956,944
                            -----------  -----------  -----------  ----------   ------------
Net change in unrealized
 appreciation/depreciation
 of:
 Investments..............    9,954,170   (3,664,893)   7,367,422    (854,443)   (37,139,113)
 Futures contracts........           --       11,853      138,719          --             --
 Forward foreign exchange
  contracts...............           --           --           --          --             --
 Foreign currencies and
  net other assets........           --           --           --          --            140
                            -----------  -----------  -----------  ----------   ------------
Net change in unrealized
 appreciation/depreciation
 of investments and
 foreign currency during
 the period...............    9,954,170   (3,653,040)   7,506,141    (854,443)   (37,138,973)
                            -----------  -----------  -----------  ----------   ------------
Net realized and
 unrealized gain/(loss) on
 investments and foreign
 currency during the
 period...................   42,615,285   (5,492,136)  17,046,184   1,558,170     (8,182,029)
                            -----------  -----------  -----------  ----------   ------------
NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS...............  $42,158,465  $  (732,316) $17,808,288  $2,171,059   $ (6,388,906)
                            ===========  ===========  ===========  ==========   ============


-----------
* Endeavor Janus Growth Portfolio commenced operations on May 1, 1999.

                       See Notes to Financial Statements.


                             T. Rowe       T. Rowe       T. Rowe
  Endeavor      Endeavor      Price         Price         Price                                Endeavor
    Asset        Money        Equity       Growth     International  Endeavor     Endeavor      Janus
 Allocation      Market       Income        Stock         Stock      Select 50   High Yield     Growth
  Portfolio    Portfolio    Portfolio     Portfolio     Portfolio    Portfolio   Portfolio    Portfolio*
 -----------   ----------  ------------  -----------  ------------- -----------  ----------  ------------
 $ 1,473,780   $       --  $  6,744,860  $ 1,866,778   $ 3,501,569  $   282,301  $       --  $  1,050,068
   7,477,513    6,055,022       710,722      488,903            --       88,923   1,291,829     2,960,821
          --           --        (5,077)     (25,201)     (408,769)      (8,596)         --           (42)
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------
   8,951,293    6,055,022     7,450,505    2,330,480     3,092,800      362,628   1,291,829     4,010,847
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------

   2,772,660      580,293     2,160,124    1,712,439     1,697,527      291,700     120,397     4,168,779
      75,318       16,387        53,809       42,322        16,229       44,433      41,139        80,523
      73,867        9,870        36,091       42,918       146,535       33,826       9,091        61,430
       1,366          413         1,013          796           706           95          51         1,758
      76,797           --        23,039        9,160            --           --          --            --
     101,686       17,187        56,140       36,549         3,848        8,908       4,997        95,549
          --           --         2,444        2,444           --         7,826       4,479        13,669
      27,119        3,999        13,754        9,486         4,250        3,082       3,052        33,966
      21,423        1,701         6,042        7,951         6,495        1,397       1,242        27,669
       5,598        1,686         4,084        3,180         2,805          358         218        11,202
      52,361        5,196        22,822       17,091         7,670        4,607      13,819        17,717
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------
   3,208,195      636,732     2,379,362    1,884,336     1,886,065      396,232     198,485     4,512,262
          --           --            --           --            --         (834)     (4,167)       (6,667)
     (76,797)          --       (23,039)      (9,160)           --           --          --            --
     (13,258)      (1,761)         (501)         (74)     (168,161)      (1,347)     (4,111)      (11,079)
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------
   3,118,140      634,971     2,355,822    1,875,102     1,717,904      394,051     190,207     4,494,516
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------
   5,833,153    5,420,051     5,094,683      455,378     1,374,896      (31,423)  1,101,622      (483,669)
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------



  32,143,208        4,557    21,983,138   27,126,270    23,159,619    6,785,026    (172,330)  (17,874,270)
     583,688           --            --           --            --           --          --            --
          --           --            --           --            --      (53,972)         --            --
          --           --       (49,233)    (158,528)     (371,032)    (132,810)         --            --
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------
  32,726,896        4,557    21,933,905   26,967,742    22,788,587    6,598,244    (172,330)  (17,874,270)
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------


  50,033,364           --   (18,037,290)  18,359,238    34,111,927    5,341,055    (185,280)  297,146,882
     110,279           --            --           --            --           --          --            --
          --           --            --          186            --           --          --            --
          --           --            27          324         4,032      (33,014)         --            19
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------


  50,143,643           --   (18,037,263)  18,359,748    34,115,959    5,308,041    (185,280)  297,146,901
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------


  82,870,539        4,557     3,896,642   45,327,490    56,904,546   11,906,285    (357,610)  279,272,631
 -----------   ----------  ------------  -----------   -----------  -----------  ----------  ------------


 $88,703,692   $5,424,608  $  8,991,325  $45,782,868   $58,279,442  $11,874,862  $  744,012  $278,788,962
 ===========   ==========  ============  ===========   ===========  ===========  ==========  ============


                       See Notes to Financial Statements.

 Statements of Changes in Net Assets

                             Endeavor Series Trust

                     For the Period Ended December 31, 1999

                                               Dreyfus
                                Dreyfus         U.S.        Endeavor      Endeavor      Endeavor       Endeavor
                               Small Cap     Government     Enhanced     Opportunity     Value          Asset
                                 Value       Securities      Index          Value        Equity       Allocation
                               Portfolio      Portfolio    Portfolio      Portfolio    Portfolio      Portfolio
                              ------------   -----------  ------------   -----------  ------------   ------------
  Net investment
   income/(loss)............  $   (456,820)  $ 4,759,820  $    762,104   $   612,889  $  1,793,123   $  5,833,153
  Net realized gain/(loss)
   on investments, futures
   contracts, forward
   foreign exchange
   contracts, foreign
   currencies and net other
   assets during the
   period...................    32,661,115    (1,839,096)    9,540,043     2,412,613    28,956,944     32,726,896
  Net change in unrealized
   appreciation/depreciation
   of investments, futures
   contracts, forward
   foreign exchange
   contracts, foreign
   currencies and net other
   assets during the
   period...................     9,954,170    (3,653,040)    7,506,141      (854,443)  (37,138,973)    50,143,643
                              ------------   -----------  ------------   -----------  ------------   ------------
  Net increase/(decrease) in
   net assets resulting from
   operations...............    42,158,465      (732,316)   17,808,288     2,171,059    (6,388,906)    88,703,692
  Distributions to
   shareholders from net
   investment income........            --    (3,363,808)     (185,617)     (469,456)   (2,612,496)    (6,134,468)
  Distributions to
   shareholders from net
   realized gains...........   (16,262,533)   (1,591,479)   (4,083,582)     (419,666)   (9,660,903)   (81,460,029)
  Net increase/(decrease) in
   net assets from Portfolio
   share transactions
   (Note 4).................     3,244,813     6,575,501    76,369,906    (1,888,582)  (17,786,277)    60,815,792
                              ------------   -----------  ------------   -----------  ------------   ------------
  Net increase/(decrease) in
   net assets...............    29,140,745       887,898    89,908,995      (606,645)  (36,448,582)    61,924,987
  NET ASSETS:
  Beginning of period.......   158,661,998    82,888,959    64,057,708    45,506,287   246,101,864    353,000,811
                              ------------   -----------  ------------   -----------  ------------   ------------
  End of period.............  $187,802,743   $83,776,857  $153,966,703   $44,899,642  $209,653,282   $414,925,798
                              ============   ===========  ============   ===========  ============   ============
  Undistributed net
   investment
   income/(loss)............  $         --   $ 4,742,691  $    766,661   $   615,303  $  1,792,867   $  5,837,030
                              ============   ===========  ============   ===========  ============   ============

-----------
* Endeavor Janus Growth Portfolio commenced operations on May 1, 1999.

                       See Notes to Financial Statements.

                   T. Rowe       T. Rowe
   Endeavor         Price         Price      T. Rowe Price                                 Endeavor
     Money          Equity        Growth     International    Endeavor      Endeavor        Janus
    Market          Income        Stock          Stock       Select 50     High Yield       Growth
   Portfolio      Portfolio     Portfolio      Portfolio     Portfolio     Portfolio      Portfolio*
  ------------   ------------  ------------  -------------  ------------  ------------  --------------
  $ 5,420,051    $  5,094,683  $    455,378  $  1,374,896   $   (31,423)  $  1,101,622   $     (483,669)
        4,557      21,933,905    26,967,742    22,788,587      6,598,244      (172,330)     (17,874,270)
           --     (18,037,263)   18,359,748    34,115,959      5,308,041      (185,280)     297,146,901
  ------------   ------------  ------------  ------------   ------------  ------------   --------------
    5,424,608       8,991,325    45,782,868    58,279,442     11,874,862       744,012      278,788,962
   (5,420,092)     (5,016,696)     (515,433)   (2,819,874)            --      (252,489)              --
           --     (11,857,644)  (16,771,400)   (1,807,333)            --            --               --
   33,842,375      10,273,031    35,081,701    (9,853,746)     4,030,227     9,703,847      786,402,144
  ------------   ------------  ------------  ------------   ------------  ------------   --------------
   33,846,891       2,390,016    63,577,736    43,798,489     15,905,089    10,195,370    1,065,191,106
  100,931,823     262,328,210   194,301,329   184,856,350     24,864,785     9,819,321               --
  ------------   ------------  ------------  ------------   ------------  ------------   --------------
  $134,778,714   $264,718,226  $257,879,065  $228,654,839   $ 40,769,874  $ 20,014,691   $1,065,191,106
  ============   ============  ============  ============   ============  ============   ==============
  $        --    $  5,076,774  $    254,339  $    (69,077)  $    (43,507) $  1,105,691   $           --
  ============   ============  ============  ============   ============  ============   ==============

                       See Notes to Financial Statements.

 Statements of Changes in Net Assets

                             Endeavor Series Trust

                     For the Period Ended December 31, 1998

                                            Dreyfus
                              Dreyfus         U.S.        Endeavor      Endeavor      Endeavor
                             Small Cap     Government     Enhanced    Opportunity      Value
                               Value       Securities      Index         Value         Equity
                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                            ------------  -----------   -----------   -----------   ------------
Net investment
 income/(loss)............  $   (352,684) $ 3,392,493   $   181,201   $   462,621   $  2,622,823
Net realized gain/(loss)
 on investments, futures
 contracts, forward
 foreign exchange
 contracts, foreign
 currencies and net other
 assets during the
 period...................    14,911,403    1,454,088     3,975,442       418,980      9,505,824
Net change in unrealized
 appreciation/depreciation
 of investments, futures
 contracts, forward
 foreign exchange
 contracts, foreign
 currencies and net other
 assets during the
 period...................   (18,149,967)    (259,787)    6,695,474       547,081      4,084,777
                            ------------  -----------   -----------   -----------   ------------
Net increase/(decrease) in
 net assets resulting from
 operations...............    (3,591,248)   4,586,794    10,852,117     1,428,682     16,213,424
Distributions to
 shareholders from net
 investment income........      (227,013)  (1,993,080)      (41,306)     (168,154)    (2,379,221)
Distributions to
 shareholders from net
 realized gains...........   (19,963,527)     (14,764)      (94,085)     (273,333)    (4,227,268)
Net increase/(decrease) in
 net assets from Portfolio
 share transactions
 (Note 4).................    36,248,665   33,768,028    33,529,696    17,717,122     20,456,351
                            ------------  -----------   -----------   -----------   ------------
Net increase in net
 assets...................    12,466,877   36,346,978    44,246,422    18,704,317     30,063,286
NET ASSETS:
Beginning of period.......   146,195,121   46,541,981    19,811,286    26,801,970    216,038,578
                            ------------  -----------   -----------   -----------   ------------
End of period.............  $158,661,998  $82,888,959   $64,057,708   $45,506,287   $246,101,864
                            ============  ===========   ===========   ===========   ============
Undistributed net
 investment income........  $         --  $ 3,356,679   $   185,177   $   467,076   $  2,612,240
                            ============  ===========   ===========   ===========   ============

-----------
* The Endeavor Select 50 Portfolio and Endeavor High Yield Portfolio commenced operations on February 3, 1998, and June 1, 1998, respectively.

                       See Notes to Financial Statements.

                                T. Rowe       T. Rowe        T. Rowe
   Endeavor       Endeavor       Price         Price          Price
    Asset          Money         Equity        Growth     International    Endeavor      Endeavor
  Allocation       Market        Income        Stock          Stock       Select 50     High Yield
  Portfolio      Portfolio     Portfolio     Portfolio      Portfolio     Portfolio*    Portfolio*
 ------------   ------------  ------------  ------------  -------------  -----------   -----------
 $ 6,431,715    $  3,814,582  $  5,087,108  $    680,293  $  1,356,902   $   134,600   $   249,387
  80,203,003           1,020    11,839,723    16,344,563     1,625,036    (2,285,879)      (84,649)
 (31,774,719)             --     2,101,927    22,323,987    21,852,242     2,835,962      (257,406)
 ------------   ------------  ------------  ------------   ------------  -----------   -----------
  54,859,999       3,815,602    19,028,758    39,348,843    24,834,180       684,683       (92,668)
  (4,399,126)    (3,814,561)    (3,237,538)     (304,122)   (1,283,067)           --            --
 (28,024,060)             --    (8,216,569)   (6,475,158)   (1,306,396)           --            --
  27,461,850      49,769,152    57,525,460    38,502,251    (1,948,591)   24,180,102     9,911,989
 ------------   ------------  ------------  ------------   ------------  -----------   -----------
  49,898,663      49,770,193    65,100,111    71,071,814    20,296,126    24,864,785     9,819,321

 303,102,148      51,161,630   197,228,099   123,229,515   164,560,224            --            --
 ------------   ------------  ------------  ------------   ------------  -----------   -----------
 $353,000,811   $100,931,823  $262,328,210  $194,301,329  $184,856,350   $24,864,785   $ 9,819,321
 ============   ============  ============  ============   ============  ===========   ===========
 $ 6,409,743    $         41  $  5,103,379  $    507,841  $  1,612,898   $        --   $   252,079
 ============   ============  ============  ============   ============  ===========   ===========


                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                       Dreyfus Small Cap Value Portfolio

            For a Portfolio share outstanding throughout each year

                              Year       Year       Year       Year       Year
                             Ended      Ended      Ended       Ended     Ended
                            12/31/99   12/31/98   12/31/97  12/31/96++# 12/31/95
                            --------   --------   --------  ----------- --------
  Operating performance:
  Net asset value,
   beginning of year......  $  14.14   $  16.41   $  14.69    $ 12.22   $ 10.98
                            --------   --------   --------    -------   -------
  Net investment
   income/(loss)..........     (0.04)     (0.03)      0.02       0.12      0.15
  Net realized and
   unrealized gain/(loss)
   on investments.........      4.00      (0.13)      3.52       2.95      1.36
                            --------   --------   --------    -------   -------
  Net increase/(decrease)
   in net assets resulting
   from investment
   operations.............      3.96      (0.16)      3.54       3.07      1.51
                            --------   --------   --------    -------   -------
  Distributions:
  Dividends from net
   investment income......        --      (0.02)     (0.10)     (0.14)    (0.10)
  Distributions from net
   realized gains.........     (1.59)     (2.09)     (1.72)     (0.46)    (0.17)
                            --------   --------   --------    -------   -------
  Total distributions.....     (1.59)     (2.11)     (1.82)     (0.60)    (0.27)
                            --------   --------   --------    -------   -------
  Net asset value, end of
   year...................  $  16.51   $  14.14   $  16.41    $ 14.69   $ 12.22
                            ========   ========   ========    =======   =======
  Total return+...........     29.39%     (2.18)%    25.56%     25.63%    14.05%
                            ========   ========   ========    =======   =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of year
   (in 000's).............  $187,803   $158,662   $146,195    $85,803   $52,597
  Ratio of net investment
   income/(loss) to
   average net assets.....     (0.28)%    (0.23)%     0.20%      0.95%     1.56%
  Ratio of net expenses to
   average net assets.....      0.90%      0.86%      0.91%      0.92%     0.87%
  Ratio of expenses to
   average net assets.....      1.22%      0.94%      0.91%      0.92%     0.87%
  Portfolio turnover
   rate...................       216%       183%       127%       171%       75%

---------------------------------
   + Total return represents aggregate total return for the years indicated. ++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.
   # The Dreyfus Corporation became the Portfolio's Adviser effective
     September 16, 1996.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                 Dreyfus U.S. Government Securities Portfolio

            For a Portfolio share outstanding throughout each year

                                   Year       Year      Year       Year      Year
                                  Ended      Ended     Ended      Ended     Ended
                                 12/31/99   12/31/98  12/31/97  12/31/96++ 12/31/95
                                 --------   --------  --------  ---------- --------
  Operating performance:
  Net asset value, beginning of
   year........................  $ 12.32    $ 11.87   $ 11.23    $ 11.39   $  9.96
                                 -------    -------   -------    -------   -------
  Net investment income........     0.62       0.40      0.39       0.62      0.30
  Net realized and unrealized
   gain/(loss) on investments..    (0.73)      0.46      0.61      (0.44)     1.25
                                 -------    -------   -------    -------   -------
  Net increase/(decrease) in
   net assets resulting from
   investment operations.......    (0.11)      0.86      1.00       0.18      1.55
                                 -------    -------   -------    -------   -------
  Distributions:
  Dividends from net investment
   income......................    (0.46)     (0.41)    (0.36)     (0.22)    (0.12)
  Distributions from net
   realized gains..............    (0.22)        --        --      (0.12)       --
                                 -------    -------   -------    -------   -------
  Total distributions..........    (0.68)     (0.41)    (0.36)     (0.34)    (0.12)
                                 -------    -------   -------    -------   -------
  Net asset value, end of
   year........................  $ 11.53    $ 12.32   $ 11.87    $ 11.23   $ 11.39
                                 -------    -------   -------    -------   -------
  Total return+................    (0.87)%     7.38%     9.15%      1.81%    15.64%
                                 =======    =======   =======    =======   =======
  Ratios to average net
   assets/supplemental data:
  Net assets, end of period (in
   000's)......................  $83,777    $82,889   $46,542    $24,727   $12,718
  Ratio of net investment
   income to average net
   assets......................     5.52%      5.21%     5.74%      5.68%     5.58%
  Ratio of net expenses to
   average net assets..........     0.73%      0.72%     0.80%      0.82%     0.84%
  Ratio of expenses to average
   net assets..................     0.77%      0.73%     0.80%      0.82%     0.84%
  Portfolio turnover rate......      596%       615%      185%       222%      161%

---------------------------------
  + Total return represents aggregate total return for the years indicated.
 ++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                       Endeavor Enhanced Index Portfolio

            For a Portfolio share outstanding throughout each period

                                                   Year      Year     Period
                                                  Ended     Ended      Ended
                                                 12/31/99  12/31/98  12/31/97*
                                                 --------  --------  ---------
  Operating performance:
  Net asset value, beginning of period.........  $  16.08  $ 12.29    $ 10.00
                                                 --------  -------    -------
  Net investment income........................      0.08     0.04       0.02
  Net realized and unrealized gain on
   investments.................................      2.78     3.81       2.27
                                                 --------  -------    -------
  Net increase in net assets resulting from
   investment operations.......................      2.86     3.85       2.29
                                                 --------  -------    -------
  Distributions:
  Dividends from net investment income.........     (0.03)   (0.02)        --
  Distributions from net realized gains........     (0.75)   (0.04)        --
                                                 --------  -------    -------
  Total distributions..........................     (0.78)   (0.06)        --
                                                 --------  -------    -------
  Net asset value, end of period...............  $  18.16  $ 16.08    $ 12.29
                                                 ========  =======    =======
  Total return++...............................     18.16%   31.39%     22.90%
                                                 ========  =======    =======
  Ratios to average net assets/supplemental
   data:
  Net assets, end of period (in 000's).........  $153,967  $64,058    $19,811
  Ratio of net investment income to average net
   assets......................................      0.73%    0.48%      0.55%+
  Ratio of net expenses to average net assets..      0.78%    1.10%      1.30%+
  Ratio of expenses to average net assets......      0.78%    1.10%      1.30%+
  Ratio of net expenses to average net assets
   before waivers .............................      0.78%    1.10%      1.56%+
  Portfolio turnover rate......................        56%      78%         6%

---------------------------------
  * The Portfolio commenced operations on May 2, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                      Endeavor Opportunity Value Portfolio

            For a Portfolio share outstanding throughout each period

                                         Year      Year      Year     Period
                                        Ended     Ended     Ended      Ended
                                       12/31/99  12/31/98  12/31/97  12/31/96*
                                       --------  --------  --------  ---------
  Operating performance:
  Net asset value, beginning of
   period............................  $ 12.22   $ 11.75   $ 10.06    $10.00
                                       -------   -------   -------    ------
  Net investment income/(loss).......     0.18      0.11      0.07        --
  Net realized and unrealized gain on
   investments.......................     0.41      0.50      1.62      0.06
                                       -------   -------   -------    ------
  Net increase in net assets
   resulting from investment
   operations........................     0.59      0.61      1.69      0.06
                                       -------   -------   -------    ------
  Distributions:
  Dividends from net investment
   income............................    (0.13)    (0.05)       --        --
  Distributions from net realized
   gains.............................    (0.12)    (0.09)       --        --
                                       -------   -------   -------    ------
  Total distributions................    (0.25)    (0.14)       --        --
                                       -------   -------   -------    ------
  Net asset value, end of period.....  $ 12.56   $ 12.22   $ 11.75    $10.06
                                       =======   =======   =======    ======
  Total return++.....................     4.79%     5.18%    16.81%     0.60%
                                       =======   =======   =======    ======
  Ratios to average net
   assets/supplemental data:
  Net assets, end of period (in
   000's)............................  $44,900   $45,506   $26,802    $  701
  Ratio of net investment
   income/(loss) to average net
   assets............................     1.34%     1.22%     1.34%    (1.09)%+
  Ratio of net expenses to average
   net assets........................     0.85%     0.98%     1.15%     1.30%+
  Ratio of expenses to average net
   assets............................     0.91%     1.00%     1.15%     1.30%+
  Ratio of net expenses to average
   net assets before waivers.........     0.91%     1.00%     1.16%    12.69%+
  Portfolio turnover rate............       48%       43%       44%        0%

---------------------------------
  * The Portfolio commenced operations on November 18, 1996.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                        Endeavor Value Equity Portfolio

            For a Portfolio share outstanding throughout each year

                                Year       Year      Year       Year      Year
                               Ended      Ended     Ended      Ended     Ended
                              12/31/99   12/31/98  12/31/97  12/31/96++ 12/31/95
                              --------   --------  --------  ---------- --------
  Operating performance:
  Net asset value, beginning
   of year..................  $  21.68   $  20.70  $  17.21   $  14.23  $ 10.69
                              --------   --------  --------   --------  -------
  Net investment income.....      0.18       0.22      0.20       0.20     0.15
  Net realized and
   unrealized gain/(loss) on
   investments..............     (0.72)      1.36      3.96       3.15     3.52
                              --------   --------  --------   --------  -------
  Net increase/(decrease) in
   net assets resulting from
   investment operations....     (0.54)      1.58      4.16       3.35     3.67
                              --------   --------  --------   --------  -------
  Distributions:
  Dividends from net
   investment income........     (0.24)     (0.22)    (0.14)     (0.13)   (0.09)
  Distributions from net
   realized gains...........     (0.91)     (0.38)    (0.53)     (0.24)   (0.04)
                              --------   --------  --------   --------  -------
  Total distributions.......     (1.15)     (0.60)    (0.67)     (0.37)   (0.13)
                              --------   --------  --------   --------  -------
  Net asset value, end of
   year.....................  $  19.99   $  21.68  $  20.70   $  17.21  $ 14.23
                              ========   ========  ========   ========  =======
  Total return+.............     (3.06)%     7.56%    24.81%     23.84%   34.59%
                              ========   ========  ========   ========  =======
  Ratios to average net
   assets/supplemental data:
  Net assets, end of year
   (in 000's)...............  $209,653   $246,102  $216,039   $127,927  $68,630
  Ratio of net investment
   income to average net
   assets...................      0.77%      1.10%     1.39%      1.29%    1.56%
  Ratio of net expenses to
   average net assets.......      0.88%      0.84%     0.89%      0.91%    0.86%
  Ratio of expenses to
   average net assets.......      0.95%      0.85%     0.89%      0.91%    0.86%
  Portfolio turnover rate...        51%        19%       16%        27%      28%

---------------------------------
   + Total return represents aggregate total return for the years indicated. ++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.

                      See Notes to Financial Statements.

 Financial HIghlights

                             Endeavor Series Trust

                      Endeavor Asset Allocation Portfolio

             For a Portfolio share outstanding throughout each year

                               Year      Year       Year      Year      Year
                              Ended      Ended     Ended     Ended     Ended
                             12/31/99  12/31/98#  12/31/97  12/31/96  12/31/95
                             --------  ---------  --------  --------  --------
  Operating performance:
  Net asset value,
   beginning of year.......  $  23.89  $  22.34   $  18.84  $  16.28  $  13.48
                             --------  --------   --------  --------  --------
  Net investment income....      0.34      0.43       0.32      0.27      0.33
  Net realized and
   unrealized gain on
   investments.............      4.80      3.50       3.45      2.61      2.72
                             --------  --------   --------  --------  --------
  Net increase in net
   assets resulting from
   investment operations...      5.14      3.93       3.77      2.88      3.05
                             --------  --------   --------  --------  --------
  Distributions:
  Dividends from net
   investment income.......     (0.43)    (0.32)     (0.27)    (0.32)    (0.25)
  Distributions from net
   realized gains..........     (5.71)    (2.06)        --        --        --
                             --------  --------   --------  --------  --------
  Total distributions......     (6.14)    (2.38)     (0.27)    (0.32)    (0.25)
                             --------  --------   --------  --------  --------
  Net asset value, end of
   year....................  $  22.89  $  23.89   $  22.34  $  18.84  $  16.28
                             ========  ========   ========  ========  ========
  Total return+............     26.39%    18.39%     20.14%    17.82%    22.91%
                             ========  ========   ========  ========  ========
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of year
   (in 000's)..............  $414,926  $353,001   $303,102  $240,210  $198,876
  Ratio of net investment
   income to average net
   assets..................      1.58%     1.97%      1.61%     1.59%     2.12%
  Ratio of net expenses to
   average net assets......      0.84%     0.78%      0.84%     0.85%     0.84%
  Ratio of expenses to
   average net assets......      0.87%     0.80%      0.84%     0.85%     0.84%
  Portfolio turnover rate..       220%      262%        67%       58%       93%

---------------------------------
   + Total return represents aggregate total return for the years indicated. # Morgan Stanley Asset Management became the Portfolio's Adviser effective
     April 1, 1998.

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                        Endeavor Money Market Portfolio

             For a Portfolio share outstanding throughout each year

                              Year      Year       Year      Year      Year
                             Ended      Ended     Ended     Ended     Ended
                            12/31/99  12/31/98#  12/31/97  12/31/96  12/31/95
                            --------  ---------  --------  --------  --------
  Operating performance:
  Net asset value,
   beginning of year....... $   1.00  $   1.00   $   1.00  $   1.00  $   1.00
                            --------  --------   --------  --------  --------
  Net investment income....   0.0465    0.0485     0.0498    0.0479    0.0540
                            --------  --------   --------  --------  --------
  Distributions:
  Dividends from net
   investment income.......  (0.0465)  (0.0485)   (0.0498)  (0.0479)  (0.0540)
                            --------  --------   --------  --------  --------
  Net asset value, end of
   year.................... $   1.00  $   1.00   $   1.00  $   1.00  $   1.00
                            ========  ========   ========  ========  ========
  Total return+............     4.75%     4.96%      5.07%     4.91%     5.54%
                            ========  ========   ========  ========  ========
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of year
   (in 000's).............. $134,779  $100,932   $ 51,162  $ 41,545  $ 27,551
  Ratio of net investment
   income to average net
   assets..................     4.67%     4.92%      4.99%     4.81%     5.37%
  Ratio of net expenses to
   average net assets......     0.55%     0.60%      0.60%     0.60%     0.60%
  Ratio of expenses to
   average net assets......     0.55%     0.60%      0.60%     0.60%     0.60%

---------------------------------
 + Total return represents aggregate total return for the years indicated. # Morgan Stanley Asset Management became the Portfolio's Adviser effective
    April 1, 1998.

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                     T. Rowe Price Equity Income Portfolio

           For a Portfolio share outstanding throughout each period

                              Year      Year      Year       Year        Period
                             Ended     Ended     Ended       Ended       Ended
                            12/31/99  12/31/98  12/31/97  12/31/96+++ 12/31/95*+++
                            --------  --------  --------  ----------- ------------
  Operating performance:
  Net asset value,
   beginning of period....  $  20.04  $  19.34  $  15.49    $ 13.05     $ 10.00
                            --------  --------  --------    -------     -------
  Net investment income...      0.38      0.35      0.25       0.41        0.34
  Net realized and
   unrealized gain on
   investments............      0.42      1.33      4.06       2.17        2.71
                            --------  --------  --------    -------     -------
  Net increase in net
   assets resulting from
   investment operations..      0.80      1.68      4.31       2.58        3.05
                            --------  --------  --------    -------     -------
  Distributions:
  Dividends from net
   investment income......     (0.40)    (0.28)    (0.19)     (0.10)         --
  Distributions from net
   realized gains.........     (0.94)    (0.70)    (0.27)     (0.04)         --
                            --------  --------  --------    -------     -------
  Total distributions.....     (1.34)    (0.98)    (0.46)     (0.14)         --
                            --------  --------  --------    -------     -------
  Net asset value, end of
   period.................  $  19.50  $  20.04  $  19.34    $ 15.49     $ 13.05
                            ========  ========  ========    =======     =======
  Total return++..........      3.47%     8.81%    28.27%     19.88%      30.50%
                            ========  ========  ========    =======     =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (in 000's)......  $264,718  $262,328  $197,228    $78,251     $21,910
  Ratio of net investment
   income to average net
   assets.................      1.89%     2.18%     2.47%      2.89%       3.24%+
  Ratio of net expenses to
   average net assets.....      0.87%     0.85%     0.94%      0.96%       1.15%+
  Ratio of expenses to
   average net assets.....      0.88%     0.85%     0.94%      0.96%       1.15%+
  Portfolio turnover
   rate...................        35%       20%       23%        19%         16%

---------------------------------
   *  The Portfolio commenced operations on January 3, 1995.
   +  Annualized.
  ++ Total return represents aggregate total return for the periods indicated.
 +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the periods since use of the undistributed method did not accord with results of operations.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                     T. Rowe Price Growth Stock Portfolio

           For a Portfolio share outstanding throughout each period

                              Year      Year      Year       Year        Period
                             Ended     Ended     Ended       Ended       Ended
                            12/31/99  12/31/98  12/31/97  12/31/96+++ 12/31/95*+++
                            --------  --------  --------  ----------- ------------
  Operating performance:
  Net asset value,
   beginning of period....  $  25.60  $  20.78  $  16.29    $ 13.72     $ 10.00
                            --------  --------  --------    -------     -------
  Net investment income...      0.03      0.06      0.04       0.11        0.08
  Net realized and
   unrealized gain on
   investments............      5.28      5.76      4.59       2.71        3.64
                            --------  --------  --------    -------     -------
  Net increase in net
   assets resulting from
   investment operations..      5.31      5.82      4.63       2.82        3.72
                            --------  --------  --------    -------     -------
  Distributions:
  Dividends from net
   investment income......     (0.07)    (0.05)    (0.03)     (0.01)         --
  Distributions from net
   realized gains.........     (2.11)    (0.95)    (0.11)     (0.24)         --
                            --------  --------  --------    -------     -------
  Total distributions.....     (2.18)    (1.00)    (0.14)     (0.25)         --
                            --------  --------  --------    -------     -------
  Net asset value, end of
   period.................  $  28.73  $  25.60  $  20.78    $ 16.29     $ 13.72
                            ========  ========  ========    =======     =======
  Total return++..........     22.19%    28.67%    28.57%     20.77%      37.20%
                            ========  ========  ========    =======     =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of
   period (in 000's)......  $257,879  $194,301  $123,230    $59,732     $21,651
  Ratio of net investment
   income to average net
   assets.................      0.21%     0.43%     0.38%      0.75%       0.69%+
  Ratio of net expenses to
   average net assets.....      0.87%     0.87%     0.96%      1.01%       1.26%+
  Ratio of expenses to
   average net assets.....      0.88%     0.87%     0.96%      1.01%       1.26%+
  Portfolio turnover
   rate...................        66%       58%       41%        44%         64%

---------------------------------
  *The Portfolio commenced operations on January 3, 1995.
  +Annualized.
 ++Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropiately presents the per share data for the periods since use of the undistributed method did not accord with results of operations.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                  T. Rowe Price International Stock Portfolio

            For a Portfolio share outstanding throughout each year

                              Year       Year      Year       Year      Year
                             Ended      Ended     Ended      Ended     Ended*
                            12/31/99  12/31/98++ 12/31/97  12/31/96++ 12/31/95#
                            --------  ---------- --------  ---------- ---------
  Operating performance:
  Net asset value,
   beginning of year......  $  16.19   $  14.21  $  13.95   $  12.19   $ 11.31
                            --------   --------  --------   --------   -------
  Net investment income...      0.10       0.12      0.10       0.09      0.09
  Net realized and
   unrealized gain on
   investments............      5.02       2.08      0.26       1.76      1.06
                            --------   --------  --------   --------   -------
  Net increase in net
   assets resulting from
   investment operations..      5.12       2.20      0.36       1.85      1.15
                            --------   --------  --------   --------   -------
  Distributions:
  Dividends from net
   investment income......     (0.26)     (0.11)    (0.10)     (0.09)       --
  Distributions from net
   realized gains.........     (0.17)     (0.11)       --         --     (0.27)
                            --------   --------  --------   --------   -------
  Total distributions.....     (0.43)     (0.22)    (0.10)     (0.09)    (0.27)
                            --------   --------  --------   --------   -------
  Net asset value, end of
   year...................  $  20.88   $  16.19  $  14.21   $  13.95   $ 12.19
                            ========   ========  ========   ========   =======
  Total return+...........     32.35%     15.44%     2.54%     15.23%    10.37%
                            ========   ========  ========   ========   =======
  Ratios to average net
   assets/supplemental
   data:
  Net assets, end of year
   (000's)................  $228,655   $184,856  $164,560   $134,435   $92,352
  Ratio of net investment
   income to average net
   assets.................      0.73%      0.76%     0.74%      0.73%     0.81%
  Ratio of net expenses to
   average net assets.....      0.91%      0.98%     1.07%      1.18%     1.15%
  Ratio of expenses to
   average net assets.....      1.00%      1.10%     1.12%      1.18%     1.15%
  Portfolio turnover
   rate...................        30%        21%       19%        11%      111%

---------------------------------
  * Effective March 24, 1995, the name of the Global Growth Portfolio was changed to T. Rowe Price International Stock Portfolio, and the investment objective was changed from investment on a global basis to investment on an international basis (i.e., in non-U.S. companies).
  + Total return represents aggregate total return for the years indicated.
 ++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.
  # Rowe Price-Fleming International, Inc. became the Portfolio's Adviser effective January 3, 1995.

                      See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                          Endeavor Select 50 Portfolio

            For a Portfolio share outstanding throughout each period

                                                         Year        Period
                                                        Ended        Ended
                                                       12/31/99   12/31/98*+++
                                                       --------   ------------
Operating performance:
Net asset value, beginning of period.................. $ 10.66      $ 10.00
                                                       -------      -------
Net investment income/(loss)..........................   (0.01)        0.07
Net realized and unrealized gain on investments.......    5.12         0.59
                                                       -------      -------
Net increase in net assets resulting from investment
 operations...........................................    5.11         0.66
                                                       -------      -------
Net asset value, end of period........................ $ 15.77      $ 10.66
                                                       =======      =======
Total return++........................................   47.84%        6.60%
                                                       =======      =======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).................. $40,770      $24,865
Ratio of net investment income/(loss) to average net
 assets...............................................   (0.12)%       0.75%+
Ratio of net expenses to average net assets...........    1.48%        1.49%+
Ratio of expenses to average net assets...............    1.49%        1.49%+
Ratio of net expenses to average net assets before
 waivers..............................................    1.49%        1.55%+
Portfolio turnover rate...............................     157%         128%

---------------------------------
   * The Portfolio commenced operations on February 3, 1998.
   + Annualized.
  ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                         Endeavor High Yield Portfolio

            For a Portfolio share outstanding throughout each period

                                                            Year     Period
                                                           Ended      Ended
                                                          12/31/99  12/31/98*
                                                          --------  ---------
  Operating performance:
  Net asset value, beginning of period................... $  9.69    $ 10.00
                                                          -------    -------
  Net investment income..................................    0.47       0.25
  Net realized and unrealized gain/(loss) on
   investments...........................................    0.09      (0.56)
                                                          -------    -------
  Net increase/(decrease) in net assets resulting from
   investment operations.................................    0.56      (0.31)
                                                          -------    -------
  Distributions:
  Dividends from net investment income...................   (0.16)        --
                                                          -------    -------
  Total distributions....................................   (0.16)        --
                                                          -------    -------
  Net asset value, end of period......................... $ 10.09    $  9.69
                                                          =======    =======
  Total return++.........................................    5.82%     (3.10)%
                                                          =======    =======
  Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)................... $20,015    $ 9,819
  Ratio of net investment income to average net assets...    7.07%      6.43%+
  Ratio of net expenses to average net assets............    1.22%      1.30%+
  Ratio of expenses to average net assets................    1.25%      1.43%+
  Ratio of net expenses to average net assets before
   waivers...............................................    1.27%      1.58%+
  Portfolio turnover rate................................      77%        26%

---------------------------------
  * The Portfolio commenced operations on June 1, 1998.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

 Financial Highlights

                             Endeavor Series Trust

                        Endeavor Janus Growth Portfolio

            For a Portfolio share outstanding throughout the period

                                                                   Period
                                                                   Ended
                                                                 12/31/99*
                                                                 ----------
  Operating performance:
  Net asset value, beginning of period.......................... $    69.88
                                                                 ----------
  Net investment loss...........................................      (0.04)
  Net realized and unrealized gain on investments...............      25.53
                                                                 ----------
  Net increase in net assets resulting from investment
   operations...................................................      25.49
                                                                 ----------
  Net asset value, end of period................................ $    95.37
                                                                 ==========
  Total return++................................................      36.48%
                                                                 ==========
  Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's).......................... $1,065,191
  Ratio of net investment loss to average net assets............      (0.09)%+
  Ratio of net expenses to average net assets...................       0.83%+
  Ratio of expenses to average net assets.......................       0.83%+
  Ratio of net expenses to average net assets before waivers....       0.83%+
  Portfolio turnover rate.......................................         43%

---------------------------------
  * The Portfolio commenced operations on May 1, 1999.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated.


                       See Notes to Financial Statements.

 Notes to Financial Statements

                             Endeavor Series Trust

                               December 31, 1999

1.Significant Accounting Policies

Endeavor Series Trust (the "Fund") was organized as a "Massachusetts business trust" on November 19, 1988 under the laws of the Commonwealth of Massachusetts. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers thirteen managed investment portfolios: Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Enhanced Index Portfolio, Endeavor Opportunity Value Portfolio, Endeavor Value Equity Portfolio, Endeavor Asset Allocation Portfolio, Endeavor Money Market Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Select 50 Portfolio, Endeavor High Yield Portfolio, and Endeavor Janus Growth Portfolio (each a "Portfolio" and collectively the "Portfolios"). The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation:

Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Enhanced Index Portfolio, Endeavor Opportunity Value Portfolio, Endeavor Value Equity Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Select 50 Portfolio, Endeavor High Yield Portfolio, and Endeavor Janus Growth Portfolio:

Generally, a Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities which are not actively traded, such investments are stated at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

Endeavor Money Market Portfolio: The Endeavor Money Market Portfolio's investments are valued on the basis of amortized cost under the guidance of the Board of Trustees, based on their determination that this constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Securities Transactions and Investment Income:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                             Endeavor Series Trust

                               December 31, 1999


Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

Futures Contracts:

Certain of the Portfolios may engage in futures contracts for the purpose of hedging against a decline in the value of the portfolio securities held or a rise in the price of the securities a Portfolio intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed. The change in net unrealized appreciation/depreciation, if any, is shown in the Statement of Operations.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Financial futures contracts open at December 31, 1999 were as follows:

                            Number of                                           Notional
                            Contracts                                             Cost    Expiration Unrealized
                         Purchased/(Sold)             Description                Amount      Date    Gain/(Loss)
                         ---------------- ------------------------------------ ---------- ---------- -----------
Dreyfus U.S. Government
 Securities Portfolio...       (42)       30 Year U.S. Treasury Bond contracts $3,892,325 March 2000   $72,949
                                 1        10 Year U.S. Treasury Note contract      97,750 March 2000    (1,891)
Endeavor Enhanced Index
 Portfolio..............        12           S&P 500 contracts                  4,317,435 March 2000   135,161
Endeavor Asset
 Allocation Portfolio...        56         2 Year U.S. Treasury Note contracts 11,183,809 March 2000   (61,683)
                                19         5 Year U.S. Treasury Note contracts  1,887,651 March 2000   (25,354)
                               (49)       10 Year U.S. Treasury Note contracts  4,787,176 March 2000    90,067
                               (29)       30 Year U.S. Treasury Bond contracts  2,740,471 March 2000   103,283

Options:

Certain of the Portfolios may purchase or write options which are exchange traded to hedge fluctuation risks in the prices of certain securities. When a Portfolio writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Portfolio for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Portfolio is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Forward Foreign Currency Contracts:

Dreyfus U.S. Government Securities Portfolio, Endeavor Opportunity Value Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Select 50 Portfolio, Endeavor High Yield Portfolio and Endeavor Janus Growth Portfolio may engage in forward foreign currency exchange contracts. A Portfolio engages in forward foreign currency exchange transactions to protect against changes in future exchange rates. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Portfolio as an unrealized gain or loss. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                             Endeavor Series Trust

                               December 31, 1999


Foreign Currency:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, and items of income and expense, are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Repurchase Agreements:

The Portfolios may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

Dividends and Distributions to Shareholders:

Dividends, if any, from net investment income of all Portfolios except Endeavor Money Market Portfolio are declared and paid at least annually. Dividends from net investment income of the Endeavor Money Market Portfolio are declared daily and paid monthly. For all Portfolios, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Portfolio, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Portfolios.

Federal Income Taxes:

The Fund intends that each Portfolio separately qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2.Investment Management Fee, Administrative Fee, Investment Advisory Fee and Other Related Party Transactions

The Fund is managed by Endeavor Management Co. (the "Investment Manager") pursuant to a management agreement. The Investment Manager is responsible for providing investment management and administrative services to the Fund, including selecting the investment advisers (the "Advisers") for the Fund's Portfolios. As compensation for these services, the Fund pays the Investment Manager a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: Dreyfus Small Cap Value Portfolio--.80%; Dreyfus U.S. Government Securities Portfolio--.65%; Endeavor Enhanced Index Portfolio--.75%; Endeavor Opportunity Value Portfolio--.80%; Endeavor Value Equity Portfolio--.80%; Endeavor Asset Allocation Portfolio--
 .75%; Endeavor Money Market Portfolio--.50%; T. Rowe Price Equity Income Portfolio--.80%, T. Rowe Price Growth Stock Portfolio--.80%; T. Rowe Price International Stock Portfolio--.90%; Endeavor Select 50 Portfolio--1.10%; Endeavor High Yield Portfolio--.775%; Endeavor Janus Growth Portfolio--.80%. For the Endeavor Janus Growth Portfolio the Investment Manager limited its annual fee to .775% of the Portfolio's average daily net assets for the period ended December 31, 1999.

At December 31, 1999, the Fund had a liability for investment management fees payable to the Investment Manager of $1,952,957.

Effective December 1, 1999, First Data Investor Services Group, Inc. ("Investor Services Group"), the Fund's Administrator and Transfer Agent, became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC ("PFPC").

                             Endeavor Series Trust

                               December 31, 1999


From the management fees, the Investment Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio. PFPC assists the Investment Manager in the performance of its administrative responsibilities to the Fund. As compensation for these services, the Investment Manager pays PFPC a flat fee of $770,000 per annum. In addition, if the aggregate net assets of the thirteen Portfolios exceed $1 billion, PFPC shall also be entitled to receive an additional fee of 0.01% of any net assets in excess of $1 billion. For the first year of operations of Endeavor Select 50, Endeavor High Yield, and Endeavor Janus Growth Portfolio, PFPC has agreed to waive $10,000 of its fees. Prior to July 2, 1999, the Endeavor Select 50 Portfolio, Endeavor High Yield Portfolio, and Endeavor Janus Growth Portfolio reimbursed the Investment Manager $40,000 each on an annual basis. Effective July 2, 1999, each Portfolio reimburses the Investment Manager for its proportionate share of the administrative fees paid to PFPC. PFPC also serves as the Fund's transfer agent.

The Dreyfus Corporation ("Dreyfus"), a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation, serves as the Adviser to Dreyfus Small Cap Value Portfolio and Dreyfus U.S. Government Securities Portfolio. As compensation for its services as investment adviser, the Manager pays Dreyfus a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: Dreyfus Small Cap Value Portfolio--.375% and Dreyfus U.S. Government Securities Portfolio--.15%.

J.P. Morgan Investment Management Inc. ("Morgan"), a wholly-owned subsidiary of J.P. Morgan and Co. Incorporated, serves as the Adviser to Endeavor Enhanced Index Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Morgan a monthly fee at an annual rate of
 .35% of the average daily net assets of the Portfolio.

OpCap Advisors ("OpCap"), a subsidiary of Oppenheimer Capital, serves as the Adviser to Endeavor Opportunity Value Portfolio and Endeavor Value Equity Portfolio pursuant to separate investment advisory agreements between the Investment Manager and OpCap. As compensation for its services as investment adviser, the Investment Manager pays OpCap a monthly fee at the annual rate of
 .40% of the average daily net assets of each Portfolio.

Morgan Stanley Asset Management Inc. ("Morgan Stanley"), a subsidiary of Morgan Stanley Dean Witter & Co., serves as the Adviser to Endeavor Asset Allocation Portfolio and Endeavor Money Market Portfolio pursuant to separate investment advisory agreements between the Investment Manager and Morgan Stanley. As compensation for its services as investment adviser, the Investment Manager pays Morgan Stanley a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates:
Endeavor Asset Allocation Portfolio--.375% and Endeavor Money Market Portfolio--.25%.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the Adviser to T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. As compensation for its services as investment adviser, the Investment Manager pays T. Rowe Price a monthly fee at the annual rate of .40% of the average daily net assets of each Portfolio.

Rowe Price-Fleming International, Inc. ("Price-Fleming"), a joint venture between T. Rowe Price and Robert Fleming Holdings Limited, serves as the Adviser to T. Rowe Price International Stock Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Price-Fleming a monthly fee at the annual rate of .75% of the average daily net assets of the Portfolio up to $20 million, .60% of the average daily net assets of the Portfolio in excess of $20 million up to $50 million and .50% of the average daily net assets of the Portfolio in excess of $50 million. At such time as the average daily net assets of the Portfolio exceed $200 million, the fee shall be .50% of total average daily net assets.

Montgomery Asset Management LLC ("Montgomery"), a wholly-owned subsidiary of Commerzbank AG, serves as Adviser to Endeavor Select 50 Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Montgomery a fee at the annual rate of .70% of the average daily net assets of the Portfolio.

Massachusetts Financial Services Company ("MFS"), a subsidiary of Sun Life Assurance Company of Canada (U.S.), serves as the Adviser to Endeavor High Yield Portfolio. As compensation for its services as investment adviser, the Investment Manager pays MFS a fee at the annual rate of .375% of the average daily net assets of the Portfolio.

                             Endeavor Series Trust

                               December 31, 1999

Janus Capital Corporation ("Janus Capital") serves as the Adviser to Endeavor Janus Growth Portfolio. As compensation for its services as investment adviser, the Investment Manager pays Janus Capital a fee at the annual rate of
 .50% of the average daily net assets of the Portfolio. For the period ended December 31, 1999, Janus Capital waived .10% of the annual fee.

From time to time the Investment Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. For the year ended December 31, 1999, the Investment Manager has voluntarily undertaken to waive its fees and has agreed to bear certain expenses so that total expenses do not exceed the following percentages of the respective Portfolio's average daily net assets: Dreyfus Small Cap Value Portfolio--1.30%, Dreyfus U.S. Government Securities Portfolio--1.00%, Endeavor Enhanced Index Portfolio--1.30%, Endeavor Opportunity Value Portfolio--1.30%, Endeavor Value Equity Portfolio-- 1.30%, Endeavor Asset Allocation Portfolio--1.25%, Endeavor Money Market Portfolio--.99%, T. Rowe Price Equity Income Portfolio--1.30%, T. Rowe Price Growth Stock Portfolio--1.30%, T. Rowe Price International Stock Portfolio-- 1.53%, Endeavor Select 50 Portfolio--1.50%, Endeavor High Yield Portfolio-- 1.30% and Endeavor Janus Growth Portfolio--.87%.

Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Fund's custodian. Boston Safe Deposit and Trust Company has agreed to compensate the Portfolios and decrease custody fees for cash balances left uninvested by each Portfolio. For the year ended December 31, 1999, the Fund's custodial expenses were reduced by $244,812.

For the year ended December 31, 1999, the Fund incurred total brokerage commissions of $3,399,138, of which $917 was paid to Jardine Fleming Group Ltd. and $3,153 was paid to Robert Fleming Holdings Ltd., brokers affiliated with T. Rowe Price International Stock Portfolio. The Fund has asked the Advisers to direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to share the brokerage commissions with the Fund's distributor. The recaptured commissions are used solely to promote the marketing of the Fund's shares. For the year ended December 31, 1999, the recaptured commissions amount to as follows: Dreyfus Small Cap Value Portfolio--$519,184, Endeavor Opportunity Value Portfolio-- $26,151, Endeavor Value Equity Portfolio--$175,545, Endeavor Asset Allocation Portfolio $76,797, T. Rowe Price Equity Income Portfolio--$23,039 and T. Rowe Price Growth Stock Portfolio--$9,160.

No director, officer or employee of the Investment Manager, the Advisers or PFPC received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of the Manager, the Advisers, PFPC or any of their affiliates $18,000 per annum plus $2,500 per Board or Committee meeting attended and reimburses them for travel and out-of-pocket expenses.

3. Purchases and Sales of Securities

Purchases and proceeds from sales of securities, excluding short-term investments, for the year ended December 31, 1999 were as follows:

                                    Purchases                   Sales
                            ------------------------- -------------------------
                               U. S.                      U.S.
                             Government     Other      Government     Other
                            ------------ ------------ ------------ ------------
Dreyfus Small Cap Value
 Portfolio................               $350,381,128              $362,395,131
Dreyfus U.S. Government
 Securities Portfolio.....  $392,926,433  142,465,544 $368,951,193  148,931,095
Endeavor Enhanced Index
 Portfolio................                127,464,618                57,588,391
Endeavor Opportunity Value
 Portfolio................                 17,828,009                23,412,456
Endeavor Value Equity
 Portfolio................                111,286,236               135,830,502
Endeavor Asset Allocation
 Portfolio................   618,420,317  252,915,155  617,672,393  271,015,419
T. Rowe Price Equity
 Income Portfolio.........                 89,645,248                92,847,727
T. Rowe Price Growth Stock
 Portfolio................                155,555,421               135,691,325
T. Rowe Price
 International Stock
 Portfolio................                 53,971,783                68,851,605
Endeavor Select 50
 Portfolio................                 40,749,388                39,020,661
Endeavor High Yield
 Portfolio................                 20,239,309                11,034,847
Endeavor Janus Growth
 Portfolio................                978,475,859               322,261,829

                             Endeavor Series Trust

                               December 31, 1999


4.Shares of Beneficial Interest

The Fund has authorized an unlimited number of shares of beneficial interest without par value of one or more series. Shares of the Fund are presently divided into thirteen series of shares, each series representing one of the Fund's thirteen Portfolios. Since the Endeavor Money Market Portfolio has sold shares, issued shares as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in shares of beneficial interest were as follows:

                                  Year Ended                Year Ended
                                   12/31/99                  12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Dreyfus Small Cap Value
 Portfolio:
Sold......................   2,775,515  $ 41,416,787   2,899,864  $ 42,743,796
Issued as reinvestment of
 dividends................   1,103,293    16,262,533   1,295,096    20,190,540
Redeemed..................  (3,721,600)  (54,434,507) (1,883,943)  (26,685,671)
                            ----------  ------------  ----------  ------------
Net increase..............     157,208  $  3,244,813   2,311,017  $ 36,248,665
                            ==========  ============  ==========  ============
                                                            Year Ended
                              Year Ended 12/31/99            12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Dreyfus U.S. Government
 Securities Portfolio:
Sold......................   2,044,213  $ 24,345,506   3,690,177  $ 44,539,243
Issued as reinvestment of
 dividends................     428,658     4,955,287     170,284     2,007,843
Redeemed..................  (1,935,546)  (22,725,292) (1,053,685)  (12,779,058)
                            ----------  ------------  ----------  ------------
Net increase..............     537,325  $  6,575,501   2,806,776  $ 33,768,028
                            ==========  ============  ==========  ============
                                  Year Ended                Year Ended
                                   12/31/99                  12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Endeavor Enhanced Index
 Portfolio:
Sold......................   5,587,298  $ 94,614,865   4,215,132  $ 59,485,332
Issued as reinvestment of
 dividends................     252,468     4,269,241       9,636       135,390
Redeemed..................  (1,344,272)  (22,514,200) (1,853,116)  (26,091,026)
                            ----------  ------------  ----------  ------------
Net increase..............   4,495,494  $ 76,369,906   2,371,652  $ 33,529,696
                            ==========  ============  ==========  ============
                                  Year Ended                Year Ended
                                   12/31/99                  12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Endeavor Opportunity Value
 Portfolio:
Sold......................     632,016  $  7,673,642   1,806,222  $ 22,044,219
Issued as reinvestment of
 dividends................      69,517       889,122      35,206       441,487
Redeemed..................    (850,716)  (10,451,346)   (398,330)   (4,768,584)
                            ----------  ------------  ----------  ------------
Net increase/(decrease)...    (149,183) $ (1,888,582)  1,443,098  $ 17,717,122
                            ==========  ============  ==========  ============
                                  Year Ended                Year Ended
                                   12/31/99                  12/31/98
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Endeavor Value Equity
 Portfolio:
Sold......................     786,486  $ 16,486,204   1,927,902  $ 41,464,781
Issued as reinvestment of
 dividends................     548,164    12,273,399     297,346     6,606,489
Redeemed..................  (2,199,695)  (46,545,880) (1,309,035)  (27,614,919)
                            ----------  ------------  ----------  ------------
Net increase/(decrease)...    (865,045) $(17,786,277)    916,213  $ 20,456,351
                            ==========  ============  ==========  ============

                             Endeavor Series Trust

                               December 31, 1999


                                   Year Ended               Year Ended
                                    12/31/99                 12/31/98
                             -----------------------  -----------------------
                               Shares      Amount       Shares      Amount
                             ----------  -----------  ----------  -----------
Endeavor Asset Allocation
 Portfolio:
Sold........................  1,590,529  $34,131,322   1,760,590  $40,360,655
Issued as reinvestment of
 dividends..................  4,552,729   87,594,497   1,453,955   32,423,186
Redeemed.................... (2,795,981) (60,910,027) (2,003,298) (45,321,991)
                             ----------  -----------  ----------  -----------
Net increase................  3,347,277  $60,815,792   1,211,247  $27,461,850
                             ==========  ===========  ==========  ===========

                                                Year Ended        Year Ended
                                                 12/31/99          12/31/98
                                             ----------------- -----------------
                                             Shares and Amount Shares and Amount
                                             ----------------- -----------------
Endeavor Money Market Portfolio:
Sold........................................   $ 326,363,081     $125,313,555
Issued as reinvestment of dividends.........       5,423,292        3,172,335
Redeemed....................................    (297,943,998)     (78,716,738)
                                               -------------     ------------
Net increase................................   $  33,842,375     $ 49,769,152
                                               =============     ============

                                Year Ended                 Year Ended
                                 12/31/99                   12/31/98
                         --------------------------  ------------------------
                           Shares        Amount        Shares       Amount
                         -----------  -------------  ----------  ------------
T. Rowe Price Equity
 Income Portfolio:
Sold....................   1,719,791  $  34,727,686   3,467,152  $ 68,060,919
Issued as reinvestment
 of dividends...........     802,394     16,874,339     584,990    11,454,107
Redeemed................  (2,036,067)   (41,328,994) (1,163,019)  (21,989,566)
                         -----------  -------------  ----------  ------------
Net increase............     486,118  $  10,273,031   2,889,123  $ 57,525,460
                         ===========  =============  ==========  ============
                                Year Ended                 Year Ended
                                 12/31/99                   12/31/98
                         --------------------------  ------------------------
                           Shares        Amount        Shares       Amount
                         -----------  -------------  ----------  ------------
T. Rowe Price Growth
 Stock Portfolio:
Sold....................   2,044,360  $  52,013,760   2,192,769  $ 50,311,764
Issued as reinvestment
 of dividends...........     701,291     17,286,833     301,037     6,779,279
Redeemed................  (1,361,342)   (34,218,892)   (833,503)  (18,588,792)
                         -----------  -------------  ----------  ------------
Net increase............   1,384,309  $  35,081,701   1,660,303  $ 38,502,251
                         ===========  =============  ==========  ============
                                Year Ended                  Year Ended
                                 12/31/99                   12/31/98
                         --------------------------  ------------------------
                           Shares        Amount        Shares       Amount
                         -----------  -------------  ----------  ------------
T. Rowe Price
 International Stock
 Portfolio:
Sold....................  14,257,730  $ 250,830,817   1,639,660  $ 25,500,438
Issued as reinvestment
 of dividends...........     285,806      4,627,207     162,553     2,589,463
Redeemed................ (15,007,597)  (265,311,770) (1,968,079)  (30,038,492)
                         -----------  -------------  ----------  ------------
Net decrease............    (464,061) $  (9,853,746)   (165,866) $ (1,948,591)
                         ===========  =============  ==========  ============
                                Year Ended                Period Ended
                                 12/31/99                   12/31/98#
                         --------------------------  ------------------------
                           Shares        Amount        Shares       Amount
                         -----------  -------------  ----------  ------------
Endeavor Select 50
 Portfolio:
Sold....................   1,033,646  $  13,146,679   2,611,380  $ 27,024,440
Issued as reinvestment
 of dividends...........          --             --          --            --
Redeemed................    (780,428)    (9,116,452)   (279,573)   (2,844,338)
                         -----------  -------------  ----------  ------------
Net increase............     253,218  $   4,030,227   2,331,807  $ 24,180,102
                         ===========  =============  ==========  ============
                                Year Ended                Period Ended
                                 12/31/99                  12/31/98##
                         --------------------------  ------------------------
                           Shares        Amount        Shares       Amount
                         -----------  -------------  ----------  ------------
Endeavor High Yield
 Portfolio:
Sold....................   1,433,947  $  14,306,667   1,070,942  $ 10,468,162
Issued as reinvestment
 of dividends...........      25,299        252,489          --            --
Redeemed................    (489,807)    (4,855,309)    (57,450)     (556,173)
                         -----------  -------------  ----------  ------------
Net increase............     969,439  $   9,703,847   1,013,492  $  9,911,989
                         ===========  =============  ==========  ============

                             Endeavor Series Trust

                               December 31, 1999


                                                            Year Ended
                                                            12/31/99###
                                                      ------------------------
                                                        Shares       Amount
                                                      ----------  ------------
Endeavor Janus Growth Portfolio:
Sold.................................................  1,379,867  $105,431,394
Conversion proceeds from WRL Series Fund............. 10,610,293   741,495,920
Redeemed.............................................   (821,458)  (60,525,170)
                                                      ----------  ------------
Net increase......................................... 11,168,702  $786,402,144
                                                      ==========  ============

-----------
#The Endeavor Select 50 Portfolio commenced operations on February 3, 1998. ##The Endeavor High Yield Portfolio commenced operations on June 1, 1998. ###The Endeavor Janus Growth Portfolio commenced operations on May 1, 1999.

5.Endeavor Series Trust Conversion

On May 1, 1999, the WRL Growth Portfolio converted 19.95% of its assets into the Endeavor Janus Growth Portfolio in a taxable exchange. The net assets of the WRL Growth Portfolio immediately before the conversion were $3,716,778,810. At the time of this conversion 10,610,293 shares of Endeavor Janus Growth Portfolio were issued. The net assets of Endeavor Janus Growth Portfolio after the conversion were $741,495,920.

6.Organization Costs

Organization costs are amortized on a straight-line basis over a period of five years from the commencement of operations of each Portfolio for Portfolios which commenced operations prior to July 1, 1998. For Portfolios commencing operations after July 1, 1998, organization costs are expensed as they occur. In the event that any of the initial shares (Dreyfus Small Cap Value Portfolio--10 shares, Dreyfus U.S. Government Securities Portfolio--10 shares, Endeavor Enhanced Index Portfolio--10 shares, Endeavor Opportunity Value Portfolio--10 shares, Endeavor Value Equity Portfolio--10 shares, Endeavor Asset Allocation Portfolio--10,000 shares, Endeavor Money Market Portfolio--100,000 shares, T. Rowe Price Equity Income Portfolio--10 shares,
T. Rowe Price Growth Stock Portfolio--10 shares, T. Rowe Price International Stock Portfolio--10,000 shares, Endeavor Select 50 Portfolio--10 shares, Endeavor High Yield Portfolio--10 shares, and Endeavor Janus Growth Portfolio--10 shares) owned by a separate account of PFL Life Insurance Company are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption. The Fund bears the expense of registering and qualifying the shares of the various Portfolios for distribution under Federal and state securities regulations. As of December 31, 1999, all such costs for the Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Value Equity Portfolio, Endeavor Asset Allocation Portfolio, Endeavor Money Market Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, and T. Rowe Price International Stock Portfolio have been fully amortized.

7.Concentration of Risk

The Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

The Endeavor High Yield Portfolio invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities.

Each Portfolio may invest up to 15% (10% with respect to Endeavor Money Market Portfolio) of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only

                             Endeavor Series Trust

                               December 31, 1999

and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Portfolio without registration under the Securities Act of 1933, as amended, a Portfolio will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Portfolio to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

8.Federal Income Taxes

For the year ended December 31, 1999, permanent differences in book and tax accounting have been reclassified at year end to undistributed net investment income, accumulated realized gain/(loss) and paid-in capital as follows:

                         Increase/(Decrease) Increase/(Decrease) Increase/(Decrease)
                               Paid-in        Undistributed Net      Accumulated
                               Capital        Investment Income  Realized Gain/(Loss)
                         ------------------- ------------------- --------------------
Dreyfus Small Cap Value
 Portfolio..............            --            $ 456,820           $ (456,820)
Dreyfus U.S. Government
 Securities Portfolio...            --              (10,000)              10,000
Endeavor Enhanced Index
 Portfolio..............        (4,997)               4,997                   --
Endeavor Opportunity
 Value Portfolio........        (4,794)               4,794                   --
Endeavor Value Equity
 Portfolio..............            --                   --                   --
Endeavor Asset
 Allocation Portfolio...            --               11,440              (11,440)
Endeavor Money Market
 Portfolio..............            --                   --                   --
T. Rowe Price Equity
 Income Portfolio.......        (2,361)            (104,592)             106,953
T. Rowe Price Growth
 Stock Portfolio........        (2,360)            (193,447)             195,807
T. Rowe Price
 International Stock
 Portfolio..............            --             (236,997)             236,997
Endeavor Select 50
 Portfolio..............        50,138              (12,084)             (38,054)
Endeavor High Yield
 Portfolio..............        (4,479)               4,479                   --
Endeavor Janus Growth...      (483,669)             483,669                   --

At December 31, 1999, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                   Tax Basis
                                        Tax Basis    Tax Basis   Net Unrealized
                                        Unrealized   Unrealized  Appreciation /
                                       Appreciation Depreciation (Depreciation)
                                       ------------ ------------ --------------
Dreyfus Small Cap Value Portfolio....  $ 21,256,668 $21,104,576   $    152,092
Dreyfus U.S. Government Securities
 Portfolio...........................       113,575   2,932,443     (2,818,868)
Endeavor Enhanced Index Portfolio....    27,798,857  12,699,950     15,098,907
Endeavor Opportunity Value
 Portfolio...........................     4,302,231   3,397,204        905,027
Endeavor Value Equity Portfolio......    46,671,741  22,686,919     23,984,822
Endeavor Asset Allocation Portfolio..   106,034,307  11,432,983     94,601,324
T. Rowe Price Equity Income
 Portfolio...........................    38,334,035  24,996,100     13,337,935
T. Rowe Price Growth Stock
 Portfolio...........................    74,584,106  10,223,438     64,360,668
T. Rowe Price International Stock
 Portfolio...........................    83,352,616   8,129,129     75,223,487
Endeavor Select 50 Portfolio.........     9,283,220   1,299,333      7,983,887
Endeavor High Yield Portfolio........       464,082     907,308       (443,226)
Endeavor Janus Growth Portfolio......   304,728,186   7,581,304    297,146,882

As of December 31, 1999, the Portfolios had available for federal tax purposes unused capital loss carryforwards as follows:

                                             Expiring in 2007 Expiring in 2006
                                             ---------------- ----------------
Dreyfus U.S. Government Securities
 Portfolio..................................   $ 1,797,536            --
Endeavor High Yield Portfolio...............       149,375         84,613
Endeavor Janus Growth Portfolio.............    16,306,322            --

               Report of Ernst & Young, LLP, Independent Auditors

                             Endeavor Series Trust

                               December 31, 1999

To the Shareholders and Board of Trustees
Endeavor Series Trust

We have audited the accompanying statements of net assets of Endeavor Series Trust (comprising, respectively, the Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, Endeavor Enhanced Index, Endeavor Opportunity Value, Endeavor Value Equity, Endeavor Asset Allocation, Endeavor Money Market, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Endeavor Select 50, Endeavor High Yield, and Endeavor Janus Growth Portfolios) (the "Funds") as of December 31, 1999, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed Funds constituting Endeavor Series Trust at December 31, 1999, and the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 4, 2000

                          Tax Information (Unaudited)

                             Endeavor Series Trust

                               December 31, 1999

The amounts of long term capital gain distributions paid for the fiscal year ended December 31, 1999 were as follows:

Dreyfus Small Cap Value Portfolio.................................. $11,732,693

Dreyfus U.S. Government Securities Portfolio....................... $   477,444

Endeavor Enhanced Index Portfolio.................................. $   878,953

Endeavor Opportunity Value Portfolio............................... $   419,666

Endeavor Value Equity Portfolio.................................... $ 9,660,903

Endeavor Asset Allocation Portfolio................................ $81,460,029

T. Rowe Price Equity Income Portfolio.............................. $ 8,766,549

T. Rowe Price Growth Stock Portfolio............................... $16,715,892

T. Rowe Price International Stock Portfolio........................ $ 1,807,333

                  Special Meeting of Shareholders (Unaudited)

                             Endeavor Series Trust

                                 July 2, 1999

At a special meeting of the shareholders of the Portfolios (except Endeavor Janus Growth Portfolio) of Endeavor Series Trust held on July 2, 1999:

(i) An amendment to the management agreement between Endeavor Series Trust and the Investment Manager (all Portfolios except Endeavor Select 50 Portfolio and Endeavor High Yield Portfolio) was approved by the shareholders as follows:

                                   Endeavor Asset           Endeavor Money
                                Allocation Portfolio       Market Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 89.940% (125,626,179.088) 93.233% (84,664,279.232)
Against......................  3.994%   (5,578,047.888)  2.460%  (2,233,895.542)
Abstain......................  6.066%   (8,473,311.601)  4.307%  (3,910,751.073)
                                   T. Rowe Price
                                International Stock         Endeavor Value
                                     Portfolio             Equity Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.301% (106,232,662.456) 89.928% (96,616,635.064)
Against......................  3.006%   (3,536,383.861)  3.446%  (3,701,442.616)
Abstain......................  6.693%   (7,874,064.796)  6.626%  (7,119,172.491)
                                                             Dreyfus U.S.
                                 Dreyfus Small Cap       Government Securities
                                  Value Portfolio              Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 91.054%  (74,499,463.227) 89.476% (62,713,924.370)
Against......................  3.491%   (2,856,321.729)  4.256%  (2,983,440.123)
Abstain......................  5.455%   (4,463,024.137)  6.268%  (4,392,977.441)
                                T. Rowe Price Equity     T. Rowe Price Growth
                                  Income Portfolio          Stock Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 89.178% (111,353,457.047) 90.138% (70,619,761.642)
Against......................  4.320%   (5,394,255.509)  3.591%  (2,813,164.820)
Abstain......................  6.502%   (8,118,607.436)  6.271%  (4,913,019.623)
                                Endeavor Opportunity       Endeavor Enhanced
                                  Value Portfolio           Index Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 91.012%  (33,362,069.714) 92.778% (47,192,619.099)
Against......................  2.606%     (955,454.002)  2.043%  (1,038,755.273)
Abstain......................  6.382%   (2,339,293.349)  5.179%  (2,634,564.092)

(ii) A new management agreement between Endeavor Series Trust and the Investment Manager relating to all the Portfolios was approved by the shareholders as follows:

                                   Endeavor Asset           Endeavor Money
                                Allocation Portfolio       Market Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.813% (126,845,345.437) 93.367% (84,785,811.417)
Against......................  3.105%   (4,336,759.787)  2.280%  (2,070,080.105)
Abstain......................  6.082%   (8,495,433.353)  4.353%  (3,953,034.325)

                  Special Meeting of Shareholders (Unaudited)

                             Endeavor Series Trust

                                 July 2, 1999

                                   T. Rowe Price
                                International Stock         Endeavor Value
                                     Portfolio             Equity Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.454% (106,413,406.324) 90.620% (97,359,539.017)
Against......................  2.612%   (3,073,490.969)  2.924%  (3,141,466.038)
Abstain......................  6.934%   (8,157,213.820)  6.456%  (6,936,245.116)
                                                             Dreyfus U.S.
                                 Dreyfus Small Cap       Government Securities
                                  Value Portfolio              Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 91.377%  (74,763,733.144) 90.020% (63,095,297.118)
Against......................  3.040%   (2,486,744.166)  3.701%  (2,593,880.482)
Abstain......................  5.583%   (4,568,331.783)  6.279%  (4,401,164.334)
                                Endeavor High Yield       Endeavor Select 50
                                     Portfolio                 Portfolio
                                    %(Number) of             %(Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 96.365%  (14,040,553.988) 93.375% (19,916,743.536)
Against......................  0.436%      (63,525.984)  1.371%    (292,432.186)
Abstain......................  3.199%     (466,100.059)  5.254%  (1,120,670.099)
                                T. Rowe Price Equity     T. Rowe Price Growth
                                  Income Portfolio          Stock Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.016% (112,399,591.809) 90.520% (70,918,460.378)
Against......................  3.370%   (4,208,316.391)  3.078%  (2,411,950.537)
Abstain......................  6.614%   (8,258,411.792)  6.402%  (5,015,535.170)
                                Endeavor Opportunity       Endeavor Enhanced
                                  Value Portfolio           Index Portfolio
                                    % (Number)of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 91.915%  (33,692,942.048) 93.401% (47,509,280.972)
Against......................  1.745%     (639,929.575)  1.426%    (725,171.674)
Abstain......................  6.340%   (2,323,945.442)  5.173%  (2,631,485.818)

(iii) New investment advisory agreements between the Investment Manager and each Portfolio's investment adviser were approved by the shareholders as follows:

                                   Endeavor Asset           Endeavor Money
                                Allocation Portfolio       Market Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.970% (127,064,611.711) 93.828% (85,204,065.440)
Against......................  3.122%   (4,361,127.367)  1.876%  (1,703,925.128)
Abstain......................  5.908%   (8,251,799.499)  4.296%  (3,900,935.279)
                                   T. Rowe Price
                                International Stock         Endeavor Value
                                     Portfolio             Equity Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.762% (106,774,719.513) 90.908% (97,669,068.513)
Against......................  2.423%   (2,851,109.816)  2.606%  (2,799,381.511)
Abstain......................  6.815%   (8,017,281.784)  6.486%  (6,968,800.147)

                  Special Meeting of Shareholders (Unaudited)

                             Endeavor Series Trust

                                 July 2, 1999

                                                             Dreyfus U.S.
                                 Dreyfus Small Cap       Government Securities
                                  Value Portfolio              Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 91.601%  (74,947,007.577) 90.123% (63,167,614.669)
Against......................  2.880%   (2,356,498.367)  3.658%  (2,563,861.876)
Abstain......................  5.519%   (4,515,303.149)  6.219%  (4,358,865.389)
                                T. Rowe Price Equity     T. Rowe Price Growth
                                  Income Portfolio          Stock Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.535% (113,047,435.269) 91.125% (71,392,810.099)
Against......................  2.839%   (3,545,761.909)  2.571%  (2,014,003.795)
Abstain......................  6.626%   (8,273,122.814)  6.304%  (4,939,132.191)
                                Endeavor Opportunity        Enhanced Index
                                  Value Portfolio              Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 92.039%  (33,738,586.364) 93.681% (47,651,529.333)
Against......................  1.499%     (549,312.321)  1.271%    (646,899.233)
Abstain......................  6.462%   (2,368,918.380)  5.048%  (2,567,509.898)
                                Endeavor High Yield       Endeavor Select 50
                                     Portfolio                 Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 96.365%  (14,040,553.988) 94.521% (20,161,183.569)
Against......................  0.436%      (63,525.984)  0.775%    (165,306.305)
Abstain......................  3.199%     (466,100.059)  4.704%  (1,003,355.947)

(iv) A proposal to permit the Investment Manager to hire and replace investment advisers or to modify investment advisory agreements without shareholder approval for all of the Portfolios was approved by the shareholders as follows:

                                   Endeavor Asset           Endeavor Money
                                Allocation Portfolio       Market Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 89.075% (124,417,423.287) 92.218% (83,742,144.461)
Against......................  4.683%   (6,541,173.805)  3.239%  (2,941,015.474)
Abstain......................  6.242%   (8,718,941.485)  4.543%  (4,125,765.912)
                                   T. Rowe Price
                                International Stock         Endeavor Value
                                     Portfolio             Equity Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 89.135% (104,861,372.073) 88.419% (94,994,506.501)
Against......................  3.957%   (4,654,791.246)  5.030%  (5,405,062.371)
Abstain......................  6.908%   (8,126,947.794)  6.551%  (7,037,681.299)
                                                             Dreyfus U.S.
                                 Dreyfus Small Cap       Government Securities
                                  Value Portfolio              Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.154%  (73,762,723.757) 88.574% (62,081,486.913)
Against......................  4.215%   (3,448,496.397)  4.921%  (3,449,410.763)
Abstain......................  5.631%   (4,607,588.939)  6.505%  (4,559,444.258)

                  Special Meeting of Shareholders (Unaudited)

                             Endeavor Series Trust

                                 July 2, 1999

                                T. Rowe Price Equity     T. Rowe Price Growth
                                  Income Portfolio          Stock Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 88.044% (109,936,683.831) 88.420% (69,273,666.034)
Against......................  4.997%   (6,239,839.256)  5.028%  (3,938,931.362)
Abstain......................  6.959%   (8,689,796.905)  6.552%  (5,133,348.689)
                                Endeavor Opportunity       Endeavor Enhanced
                                  Value Portfolio           Index Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.994%  (33,355,369.118) 91.188% (46,383,643.922)
Against......................  2.364%     (866,578.909)  3.640%  (1,851,543.209)
Abstain......................  6.642%   (2,434,869.038)  5.172%  (2,630,751.333)
                                Endeavor High Yield       Endeavor Select 50
                                     Portfolio                 Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 95.213%  (13,872,705.514) 91.684% (19,556,055.844)
Against......................  1.603%     (233,559.985)  3.183%    (678,928.992)
Abstain......................  3.184%     (463,914.532)  5.133%  (1,094,860.985)

(v) The adoption of uniform policies concerning borrowing by all of the Portfolios were approved by the shareholders as follows:

                                   Endeavor Asset           Endeavor Money
                                Allocation Portfolio       Market Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 91.204% (127,392,019.364) 91.950% (83,499,240.668)
Against......................  2.890%   (4,036,485.433)  3.695%  (3,354,771.279)
Abstain......................  5.906%   (8,249,033.780)  4.355%  (3,954,913.900)
                                   T. Rowe Price
                                International Stock         Endeavor Value
                                     Portfolio             Equity Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.999% (107,054,451.781) 90.808% (97,561,374.287)
Against......................  2.543%   (2,991,465.333)  2.730%  (2,932,912.937)
Abstain......................  6.458%   (7,597,193.999)  6.462%  (6,942,962.947)
                                                             Dreyfus U.S.
                                 Dreyfus Small Cap       Government Securities
                                  Value Portfolio              Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 92.020%  (75,289,590.179) 91.889% (64,405,228.876)
Against......................  2.759%   (2,257,731.657)  2.076%  (1,455,191.228)
Abstain......................  5.221%   (4,271,487.257)  6.035%  (4,229,921.830)
                                T. Rowe Price Equity     T. Rowe Price Growth
                                  Income Portfolio          Stock Portfolio
                                   % (Number) of             % (Number) of
                                   Shares Voting             Shares Voting
                              ------------------------  -----------------------
For.......................... 90.287% (112,737,672.759) 91.057% (71,339,161.816)
Against......................  3.239%   (4,044,811.177)  2.528%  (1,980,543.182)
Abstain......................  6.474%   (8,083,836.056)  6.415%  (5,026,241.087)

                  Special Meeting of Shareholders (Unaudited)

                             Endeavor Series Trust

                                  July 2, 1999

                                Endeavor Opportunity       Endeavor Enhanced
                                   Value Portfolio          Index Portfolio
                                    % (Number) of            % (Number) of
                                    Shares Voting            Shares Voting
                               -----------------------  -----------------------
For........................... 91.580% (33,570,276.917) 93.653% (47,637,610.045)
Against.......................  2.109%    (773,302.549)  1.389%    (706,540.803)
Abstain.......................  6.311%  (2,313,237.599)  4.958%  (2,521,787.616)
                                 Endeavor High Yield      Endeavor Select 50
                                      Portfolio                Portfolio
                                    % (Number) of            % (Number) of
                                    Shares Voting            Shares Voting
                               -----------------------  -----------------------
For........................... 96.721% (14,092,423.829) 94.660% (20,190,832.055)
Against.......................  0.123%     (17,921.321)  0.695%    (148,242.428)
Abstain.......................  3.156%    (459,834.881)  4.645%    (990,771.338)

(vi) An amendment to the Dreyfus U. S. Government Securities Portfolio's investment restriction regarding illiquid securities and a change of this restriction to non-fundamental was approved by the shareholders as follows:

                                                        Dreyfus U.S. Government
                                                         Securities Portfolio
                                                             % (Number) of
                                                             Shares Voting
                                                        -----------------------
For.................................................... 89.135% (62,475,339.529)
Against................................................  3.911%  (2,741,045.021)
Abstain................................................  6.954%  (4,873,957.384)

(vii) The election of Trustees of Endeavor Series Trust was approved by the shareholders of all Portfolios as follows:

                                                                   Withholding
                                                        For         Authority
                                                  --------------- --------------
Vincent J. McGuinness, Jr. ...................... 885,021,631.109 49,089,393.084
Vincent J. McGuinness............................ 885,255,626.526 48,855,397.667
Timothy A. Devine................................ 885,084,429.411 49,026,594.782
Thomas J. Hawekotte.............................. 885,280,478.560 48,830,545.633
Steven L. Klosterman............................. 885,440,159.836 48,670,864.357
Halbert D. Lindquist............................. 885,303,777.866 48,807,246.327
Keith H. Wood.................................... 885,406,588.153 48,704,436.040
Peter F. Muratore................................ 885,085,137.672 49,025,886.521

(viii) The ratification of the selection of Ernst & Young LLP as independent auditors of Endeavor Series Trust was approved by the shareholders of all Portfolios as follows:

               FOR                       AGAINST                               ABSTAIN
               ---                    -------------                         --------------
         881,429,594.550              8,202,184.275                         44,479,245.368

This report and the financial statements contained herein are submitted for the general information of the policyholder of The Endeavor Variable Annuity. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.